UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2015

Rydex Funds Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

DYN-ANN-0315x0316	guggenheiminvestments.com

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	21
NASDAQ-100® 2x STRATEGY FUND	28
INVERSE NASDAQ-100® 2x STRATEGY FUND	36
DOW 2x STRATEGY FUND	43
INVERSE DOW 2x STRATEGY FUND	51
RUSSELL 2000® 2x STRATEGY FUND	58
INVERSE RUSSELL 2000® 2x STRATEGY FUND	85
NOTES TO FINANCIAL STATEMENTS	92
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	107
OTHER INFORMATION	108
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	110
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	113

THE RYDEX FUNDS ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”), is pleased to present the annual shareholder report for a selection of our Funds (the “Funds”) for the one-year period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

Inverse and leveraged Funds are not suitable for all investors. • These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. • The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. • Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. • The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. • Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. • Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. • For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the 12-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the 12 months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.73%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -0.92%. The return of the MSCI Emerging Markets Index* was 0.44%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.72% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 2.00%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U. S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Dow Jones Industrial AverageSM is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. The DJIA was invented by Charles Dow back in 1896.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.78%	9.93%	$1,000.00	$1,099.30	$9.32
C-Class	2.53%	9.53%	1,000.00	1,095.30	13.22
H-Class	1.78%	9.93%	1,000.00	1,099.30	9.32
Inverse S&P 500® 2x Strategy Fund
A-Class	1.75%	(13.86%)	1,000.00	861.40	8.12
C-Class	2.48%	(14.17%)	1,000.00	858.30	11.49
H-Class	1.76%	(13.85%)	1,000.00	861.50	8.17
NASDAQ-100® 2x Strategy Fund
A-Class	1.78%	13.06%	1,000.00	1,130.60	9.46
C-Class	2.80%	12.62%	1,000.00	1,126.20	14.84
H-Class	1.77%	13.06%	1,000.00	1,130.60	9.40
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	(16.59%)	1,000.00	834.10	8.28
C-Class	2.55%	(17.03%)	1,000.00	829.70	11.63
H-Class	1.81%	(16.71%)	1,000.00	832.90	8.27
Dow 2x Strategy Fund
A-Class	1.81%	8.66%	1,000.00	1,086.60	9.42
C-Class	2.56%	8.24%	1,000.00	1,082.40	13.29
H-Class	1.81%	8.62%	1,000.00	1,086.20	9.41
Inverse Dow 2x Strategy Fund
A-Class	1.82%	(13.41%)	1,000.00	865.90	8.47
C-Class	2.58%	(13.72%)	1,000.00	862.80	11.98
H-Class	1.83%	(13.38%)	1,000.00	866.20	8.51
Russell 2000® 2x Strategy Fund
A-Class	1.78%	27.86%	1,000.00	1,278.60	10.11
C-Class	2.85%	27.40%	1,000.00	1,274.00	16.16
H-Class	1.80%	27.86%	1,000.00	1,278.60	10.23
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.78%	(27.89%)	1,000.00	721.10	7.64
C-Class	2.59%	(28.22%)	1,000.00	717.80	11.09
H-Class	1.81%	(27.94%)	1,000.00	720.60	7.76

THE RYDEX FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.78%	5.00%	$1,000.00	$1,016.06	$8.95
C-Class	2.53%	5.00%	1,000.00	1,012.32	12.69
H-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
Inverse S&P 500® 2x Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.21	8.80
C-Class	2.48%	5.00%	1,000.00	1,012.57	12.44
H-Class	1.76%	5.00%	1,000.00	1,016.16	8.85
NASDAQ-100® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
C-Class	2.80%	5.00%	1,000.00	1,010.97	14.04
H-Class	1.77%	5.00%	1,000.00	1,016.11	8.90
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.91	9.10
C-Class	2.55%	5.00%	1,000.00	1,012.22	12.79
H-Class	1.81%	5.00%	1,000.00	1,015.91	9.10
Dow 2x Strategy Fund
A-Class	1.81%	5.00%	1,000.00	1,015.91	9.10
C-Class	2.56%	5.00%	1,000.00	1,012.17	12.84
H-Class	1.81%	5.00%	1,000.00	1,015.91	9.10
Inverse Dow 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.86	9.15
C-Class	2.58%	5.00%	1,000.00	1,012.07	12.94
H-Class	1.83%	5.00%	1,000.00	1,015.81	9.20
Russell 2000® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
C-Class	2.85%	5.00%	1,000.00	1,010.72	14.29
H-Class	1.80%	5.00%	1,000.00	1,015.96	9.05
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
C-Class	2.59%	5.00%	1,000.00	1,012.02	12.99
H-Class	1.81%	5.00%	1,000.00	1,015.91	9.10

[1]	Annualized.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

8 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500® Index. S&P 500® 2x Strategy Fund H-Class returned 22.51%, while the S&P 500 Index returned 12.73% over the same period.

Sectors contributing most to performance of the underlying index were Health Care and Information Technology. The sector contributing least was Telecommunication Services, followed by Materials. Energy was the only sector that detracted from return.

Apple, Inc., Home Depot, Inc., and Gilead Sciences, Inc. were the holdings contributing most to performance of the underlying index for the period. Bank of America Corp., International Business Machines Corp., and Exxon Mobil Corp. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.6%
Exxon Mobil Corp.	1.3%
Microsoft Corp.	1.2%
Johnson & Johnson	1.0%
Berkshire Hathaway, Inc. — Class B	0.9%
Wells Fargo & Co.	0.9%
General Electric Co.	0.9%
JPMorgan Chase & Co.	0.8%
Procter & Gamble Co.	0.8%
Pfizer, Inc.	0.8%
Top Ten Total	11.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	10 Year
A-Class Shares	22.51%	24.33%	7.56%
A-Class Shares with sales charge†	16.69%	23.13%	7.04%
C-Class Shares	21.59%	23.44%	6.76%
C-Class Shares with CDSC‡	20.59%	23.44%	6.76%
H-Class Shares	22.51%	24.30%	7.55%
S&P 500 Index	12.73%	14.47%	8.01%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 64.9%

CONSUMER, NON-CYCLICAL - 15.1%
Johnson & Johnson	17,384	$1,748,831
Procter & Gamble Co.	16,883	1,383,394
Pfizer, Inc.	38,319	1,333,119
Merck & Company, Inc.	17,744	1,019,925
Coca-Cola Co.	24,569	996,274
Gilead Sciences, Inc.*	9,312	913,788
PepsiCo, Inc.	9,268	886,206
Amgen, Inc.	4,744	758,328
Philip Morris International, Inc.	9,671	728,516
Actavis plc*	2,442	726,786
UnitedHealth Group, Inc.	5,962	705,245
Medtronic plc	8,909	694,813
Bristol-Myers Squibb Co.	10,392	670,284
Biogen, Inc.*	1,466	619,004
Altria Group, Inc.	12,312	615,846
AbbVie, Inc.	9,965	583,351
Celgene Corp.*	5,005	576,976
MasterCard, Inc. — Class A	6,102	527,152
Eli Lilly & Co.	6,113	444,109
Abbott Laboratories	9,433	437,031
Express Scripts Holding Co.*	4,544	394,283
Mondelez International, Inc. — Class A	10,312	372,160
Colgate-Palmolive Co.	5,330	369,582
McKesson Corp.	1,455	329,121
Kraft Foods Group, Inc.	3,676	320,235
Anthem, Inc.	1,668	257,556
Automatic Data Processing, Inc.	2,971	254,436
Kimberly-Clark Corp.	2,285	244,746
Kroger Co.	3,072	235,500
Aetna, Inc.	2,199	234,259
Baxter International, Inc.	3,391	232,284
Alexion Pharmaceuticals, Inc.*	1,264	219,051
General Mills, Inc.	3,775	213,665
Cigna Corp.	1,616	209,175
Regeneron Pharmaceuticals, Inc.*	461	208,132
Archer-Daniels-Midland Co.	3,965	187,941
Becton Dickinson and Co.	1,305	187,433
Cardinal Health, Inc.	2,064	186,317
Vertex Pharmaceuticals, Inc.*	1,513	178,489
McGraw Hill Financial, Inc.	1,710	176,814
Stryker Corp.	1,870	172,508
Humana, Inc.	935	166,449
AmerisourceBergen Corp. — Class A	1,303	148,112
Boston Scientific Corp.*	8,319	147,662
Lorillard, Inc.	2,251	147,103
Perrigo Company plc	880	145,684
Zoetis, Inc.	3,131	144,934
Sysco Corp.	3,702	139,676
HCA Holdings, Inc.*	1,841	138,499
Mylan N.V.*	2,331	138,345
Reynolds American, Inc.	1,927	132,790
Mead Johnson Nutrition Co. — Class A	1,265	127,170
Monster Beverage Corp.*	914	126,493
Zimmer Holdings, Inc.	1,062	124,806
Constellation Brands, Inc. — Class A*	1,052	122,253
Whole Foods Market, Inc.	2,256	117,492
Estee Lauder Companies, Inc. — Class A	1,394	115,925
Intuitive Surgical, Inc.*	229	115,652
Moody’s Corp.	1,111	115,322
St. Jude Medical, Inc.	1,758	114,973
Kellogg Co.	1,583	104,399
Endo International plc*	1,110	99,567
ConAgra Foods, Inc.	2,663	97,279
Edwards Lifesciences Corp.*	674	96,018
Dr Pepper Snapple Group, Inc.	1,206	94,647
Hospira, Inc.*	1,071	94,077
Hershey Co.	925	93,342
Mallinckrodt plc*	728	92,201
Clorox Co.	820	90,520
Brown-Forman Corp. — Class B	974	88,001
DaVita HealthCare Partners, Inc.*	1,079	87,701
Keurig Green Mountain, Inc.	758	84,691
Laboratory Corporation of America Holdings*	627	79,058
CR Bard, Inc.	464	77,650
Molson Coors Brewing Co. — Class B	999	74,376
JM Smucker Co.	636	73,604
Henry Schein, Inc.*	524	73,161
Tyson Foods, Inc. — Class A	1,826	69,936
Equifax, Inc.	747	69,471
Quest Diagnostics, Inc.	902	69,319
Western Union Co.	3,260	67,841
Universal Health Services, Inc. — Class B	569	66,977
McCormick & Company, Inc.	802	61,842
Coca-Cola Enterprises, Inc.	1,357	59,979
Varian Medical Systems, Inc.*	626	58,900
H&R Block, Inc.	1,721	55,192
United Rentals, Inc.*	603	54,969
Campbell Soup Co.	1,111	51,717
Robert Half International, Inc.	845	51,139
Cintas Corp.	609	49,712
Hormel Foods Corp.	842	47,868
DENTSPLY International, Inc.	877	44,630
ADT Corp.	1,070	44,426
Total System Services, Inc.	1,030	39,295
Quanta Services, Inc.*	1,322	37,717
Tenet Healthcare Corp.*	616	30,498
Avery Dennison Corp.	565	29,894
Patterson Companies, Inc.	535	26,103
Total Consumer, Non-cyclical		26,669,722

FINANCIAL - 10.8%
Berkshire Hathaway, Inc. — Class B*	11,402	1,645,537
Wells Fargo & Co.	29,313	1,594,627
JPMorgan Chase & Co.	23,310	1,412,119
Bank of America Corp.	65,770	1,012,200

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Citigroup, Inc.	18,967	$977,180
Visa, Inc. — Class A	12,129	793,358
U.S. Bancorp	11,136	486,309
Goldman Sachs Group, Inc.	2,532	475,940
American International Group, Inc.	8,581	470,152
American Express Co.	5,479	428,019
Simon Property Group, Inc.	1,943	380,129
MetLife, Inc.	6,986	353,142
Morgan Stanley	9,639	344,016
PNC Financial Services Group, Inc.	3,255	303,496
BlackRock, Inc. — Class A	793	290,112
Bank of New York Mellon Corp.	6,963	280,191
Capital One Financial Corp.	3,449	271,850
American Tower Corp. — Class A	2,642	248,745
ACE Ltd.	2,046	228,109
Prudential Financial, Inc.	2,838	227,921
Charles Schwab Corp.	7,213	219,564
Travelers Companies, Inc.	2,009	217,234
State Street Corp.	2,577	189,487
Marsh & McLennan Companies, Inc.	3,368	188,911
CME Group, Inc. — Class A	1,983	187,810
Allstate Corp.	2,604	185,327
Public Storage	908	179,003
Equity Residential	2,274	177,053
BB&T Corp.	4,506	175,689
Aflac, Inc.	2,744	175,643
Crown Castle International Corp.	2,087	172,261
Health Care REIT, Inc.	2,185	169,032
Aon plc	1,752	168,402
Intercontinental Exchange, Inc.	700	163,289
Discover Financial Services	2,796	157,555
Ventas, Inc.	2,068	151,005
Ameriprise Financial, Inc.	1,141	149,288
Chubb Corp.	1,442	145,786
AvalonBay Communities, Inc.	826	143,931
Prologis, Inc.	3,201	139,436
SunTrust Banks, Inc.	3,280	134,775
Boston Properties, Inc.	957	134,439
T. Rowe Price Group, Inc.	1,630	131,997
Franklin Resources, Inc.	2,448	125,631
HCP, Inc.	2,881	124,488
Vornado Realty Trust	1,091	122,192
General Growth Properties, Inc.	3,928	116,072
Hartford Financial Services Group, Inc.	2,631	110,028
Weyerhaeuser Co.	3,281	108,765
Invesco Ltd.	2,683	106,488
M&T Bank Corp.	830	105,410
Fifth Third Bancorp	5,094	96,022
Northern Trust Corp.	1,372	95,560
Host Hotels & Resorts, Inc.	4,735	95,552
Essex Property Trust, Inc.	406	93,339
Lincoln National Corp.	1,603	92,108
Progressive Corp.	3,351	91,147
Principal Financial Group, Inc.	1,710	87,843
Regions Financial Corp.	8,395	79,333
SL Green Realty Corp.	616	79,082
Loews Corp.	1,867	76,230
KeyCorp	5,348	75,728
Macerich Co.	879	74,126
Affiliated Managers Group, Inc.*	341	73,240
Kimco Realty Corp.	2,580	69,273
CBRE Group, Inc. — Class A*	1,749	67,704
XL Group plc — Class A	1,596	58,733
Huntington Bancshares, Inc.	5,064	55,957
Unum Group	1,571	52,990
E*TRADE Financial Corp.*	1,806	51,570
Navient Corp.	2,510	51,028
Comerica, Inc.	1,114	50,275
Cincinnati Financial Corp.	924	49,231
Plum Creek Timber Company, Inc.	1,101	47,838
Torchmark Corp.	794	43,606
Iron Mountain, Inc.	1,168	42,609
Apartment Investment & Management Co. — Class A	977	38,455
NASDAQ OMX Group, Inc.	738	37,594
Zions Bancorporation	1,269	34,263
Legg Mason, Inc.	619	34,169
Hudson City Bancorp, Inc.	3,009	31,535
People’s United Financial, Inc.	1,927	29,290
Assurant, Inc.	430	26,406
Genworth Financial, Inc. — Class A*	3,105	22,698
Total Financial		19,003,677

TECHNOLOGY - 8.7%
Apple, Inc.	36,418	4,531,491
Microsoft Corp.	51,291	2,085,236
Intel Corp.	29,610	925,905
International Business Machines Corp.	5,747	922,394
Oracle Corp.	20,042	864,812
QUALCOMM, Inc.	10,313	715,103
Texas Instruments, Inc.	6,547	374,390
Accenture plc — Class A	3,927	367,921
Hewlett-Packard Co.	11,364	354,102
EMC Corp.	12,430	317,710
salesforce.com, Inc.*	3,783	252,742
Cognizant Technology Solutions Corp. — Class A*	3,811	237,768
Adobe Systems, Inc.*	2,975	219,972
Avago Technologies Ltd.	1,604	203,676
Micron Technology, Inc.*	6,736	182,748
Applied Materials, Inc.	7,681	173,283
Intuit, Inc.	1,730	167,741
Broadcom Corp. — Class A	3,408	147,549
Cerner Corp.*	1,906	139,634
Western Digital Corp.	1,357	123,501
Analog Devices, Inc.	1,947	122,661
Fidelity National Information Services, Inc.	1,782	121,283

12 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Fiserv, Inc.*	1,492	$118,465
Skyworks Solutions, Inc.	1,193	117,260
Electronic Arts, Inc.*	1,944	114,336
Seagate Technology plc	2,053	106,818
Paychex, Inc.	2,043	101,363
Red Hat, Inc.*	1,147	86,885
SanDisk Corp.	1,332	84,742
Xerox Corp.	6,536	83,988
Autodesk, Inc.*	1,417	83,093
Altera Corp.	1,881	80,714
Akamai Technologies, Inc.*	1,118	79,428
Linear Technology Corp.	1,495	69,966
Lam Research Corp.	996	69,954
Xilinx, Inc.	1,634	69,118
NetApp, Inc.	1,948	69,076
NVIDIA Corp.	3,228	67,546
CA, Inc.	1,992	64,959
Citrix Systems, Inc.*	998	63,742
Microchip Technology, Inc.	1,259	61,565
KLA-Tencor Corp.	1,017	59,281
Computer Sciences Corp.	882	57,577
Teradata Corp.*	908	40,079
Pitney Bowes, Inc.	1,261	29,407
Dun & Bradstreet Corp.	224	28,753
Total Technology		15,359,737

COMMUNICATIONS - 7.6%
Verizon Communications, Inc.	25,981	1,263,457
Facebook, Inc. — Class A*	13,125	1,079,072
AT&T, Inc.	32,449	1,059,460
Walt Disney Co.	9,776	1,025,405
Google, Inc. — Class A*	1,785	990,139
Google, Inc. — Class C*	1,789	980,372
Comcast Corp. — Class A	15,887	897,140
Amazon.com, Inc.*	2,381	885,970
Cisco Systems, Inc.	31,916	878,488
Time Warner, Inc.	5,192	438,412
eBay, Inc.*	6,885	397,127
Twenty-First Century Fox, Inc. — Class A	11,432	386,859
Priceline Group, Inc.*	324	377,185
DIRECTV*	3,144	267,554
Time Warner Cable, Inc.	1,756	263,189
Yahoo!, Inc.*	5,443	241,860
CBS Corp. — Class B	2,860	173,402
Netflix, Inc.*	378	157,509
Viacom, Inc. — Class B	2,283	155,929
CenturyLink, Inc.	3,542	122,376
Omnicom Group, Inc.	1,543	120,323
Alliance Data Systems Corp.*	392	116,130
Symantec Corp.	4,266	99,675
Level 3 Communications, Inc.*	1,793	96,535
Nielsen N.V.	1,973	87,937
Equinix, Inc.	352	81,963
Motorola Solutions, Inc.	1,192	79,471
Expedia, Inc.	618	58,172
TripAdvisor, Inc.*	697	57,969
Interpublic Group of Companies, Inc.	2,577	57,003
Gannett Company, Inc.	1,418	52,580
F5 Networks, Inc.*	451	51,838
Harris Corp.	651	51,272
Juniper Networks, Inc.	2,265	51,144
News Corp. — Class A*	3,122	49,983
Discovery Communications, Inc. — Class C*	1,690	49,813
Frontier Communications Corp.	6,268	44,189
VeriSign, Inc.*	657	43,999
Scripps Networks Interactive, Inc. — Class A	609	41,753
Discovery Communications, Inc. — Class A*	929	28,576
Windstream Holdings, Inc.	3,768	27,883
Cablevision Systems Corp. — Class A	1,371	25,089
Total Communications		13,414,202

CONSUMER, CYCLICAL - 6.9%
Home Depot, Inc.	8,239	936,033
Wal-Mart Stores, Inc.	9,875	812,218
CVS Health Corp.	7,035	726,083
McDonald’s Corp.	6,009	585,516
Walgreens Boots Alliance, Inc.	5,452	461,675
Lowe’s Companies, Inc.	6,082	452,440
Starbucks Corp.	4,687	443,859
NIKE, Inc. — Class B	4,375	438,944
Costco Wholesale Corp.	2,750	416,611
Ford Motor Co.	24,734	399,206
Target Corp.	3,982	326,803
General Motors Co.	8,457	317,138
TJX Companies, Inc.	4,268	298,973
American Airlines Group, Inc.	4,485	236,718
Delta Air Lines, Inc.	5,153	231,679
Yum! Brands, Inc.	2,708	213,174
Johnson Controls, Inc.	4,109	207,259
Southwest Airlines Co.	4,226	187,212
VF Corp.	2,141	161,239
L Brands, Inc.	1,537	144,925
Delphi Automotive plc	1,814	144,648
Dollar General Corp.	1,897	142,996
PACCAR, Inc.	2,216	139,918
Macy’s, Inc.	2,130	138,258
O’Reilly Automotive, Inc.*	635	137,312
Ross Stores, Inc.	1,293	136,230
AutoZone, Inc.*	199	135,750
Carnival Corp.	2,816	134,717
Chipotle Mexican Grill, Inc. — Class A*	194	126,205
Dollar Tree, Inc.*	1,286	104,352
Marriott International, Inc. — Class A	1,296	104,095
Kohl’s Corp.	1,263	98,830
Whirlpool Corp.	488	98,605
CarMax, Inc.*	1,313	90,610
Starwood Hotels & Resorts Worldwide, Inc.	1,073	89,596
Bed Bath & Beyond, Inc.*	1,160	89,059

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

Genuine Parts Co.	955	$88,996
WW Grainger, Inc.	375	88,429
BorgWarner, Inc.	1,415	85,579
Royal Caribbean Cruises Ltd.	1,030	84,306
Under Armour, Inc. — Class A*	1,043	84,222
Hanesbrands, Inc.	2,506	83,976
Michael Kors Holdings Ltd.*	1,255	82,516
Harley-Davidson, Inc.	1,322	80,298
Tractor Supply Co.	851	72,386
Mohawk Industries, Inc.*	387	71,885
The Gap, Inc.	1,658	71,841
Coach, Inc.	1,724	71,425
Nordstrom, Inc.	880	70,682
Fastenal Co.	1,699	70,398
Best Buy Company, Inc.	1,820	68,778
Wyndham Worldwide Corp.	754	68,214
Newell Rubbermaid, Inc.	1,695	66,224
Staples, Inc.	4,004	65,205
Wynn Resorts Ltd.	506	63,695
Tiffany & Co.	703	61,871
DR Horton, Inc.	2,079	59,210
Lennar Corp. — Class A	1,116	57,820
Harman International Industries, Inc.	429	57,327
PVH Corp.	516	54,985
Darden Restaurants, Inc.	776	53,808
Ralph Lauren Corp. — Class A	377	49,576
Mattel, Inc.	2,115	48,328
Family Dollar Stores, Inc.	600	47,544
PulteGroup, Inc.	2,071	46,038
Goodyear Tire & Rubber Co.	1,685	45,630
Hasbro, Inc.	700	44,268
Leggett & Platt, Inc.	864	39,822
AutoNation, Inc.*	469	30,171
Urban Outfitters, Inc.*	626	28,577
GameStop Corp. — Class A	678	25,737
Fossil Group, Inc.*	277	22,839
Total Consumer, Cyclical		12,121,492

INDUSTRIAL - 6.7%
General Electric Co.	62,928	1,561,244
3M Co.	3,968	654,522
Boeing Co.	4,095	614,579
United Technologies Corp.	5,166	605,455
Union Pacific Corp.	5,510	596,789
Honeywell International, Inc.	4,893	510,389
United Parcel Service, Inc. — Class B	4,344	421,107
Lockheed Martin Corp.	1,676	340,161
Thermo Fisher Scientific, Inc.	2,480	333,163
Danaher Corp.	3,839	325,931
Caterpillar, Inc.	3,789	303,233
FedEx Corp.	1,647	272,496
General Dynamics Corp.	1,969	267,252
Emerson Electric Co.	4,284	242,560
Illinois Tool Works, Inc.	2,182	211,959
Raytheon Co.	1,921	209,869
CSX Corp.	6,193	205,112
Eaton Corporation plc	2,966	201,510
Northrop Grumman Corp.	1,240	199,590
Norfolk Southern Corp.	1,922	197,812
Deere & Co.	2,123	186,166
Precision Castparts Corp.	886	186,060
TE Connectivity Ltd.	2,540	181,915
Corning, Inc.	7,949	180,283
Cummins, Inc.	1,052	145,849
Waste Management, Inc.	2,670	144,794
Amphenol Corp. — Class A	1,939	114,265
Tyco International plc	2,626	113,076
Ingersoll-Rand plc	1,646	112,060
Roper Industries, Inc.	627	107,844
Parker-Hannifin Corp.	891	105,833
Rockwell Automation, Inc.	847	98,244
Stanley Black & Decker, Inc.	984	93,834
Agilent Technologies, Inc.	2,100	87,255
Rockwell Collins, Inc.	831	80,233
AMETEK, Inc.	1,507	79,178
Textron, Inc.	1,731	76,735
Stericycle, Inc.*	531	74,568
Pentair plc	1,141	71,757
Kansas City Southern	690	70,435
Dover Corp.	1,019	70,433
Vulcan Materials Co.	825	69,547
CH Robinson Worldwide, Inc.	915	66,996
Pall Corp.	667	66,960
L-3 Communications Holdings, Inc.	516	64,908
Waters Corp.*	519	64,522
Republic Services, Inc. — Class A	1,567	63,558
Ball Corp.	858	60,609
Sealed Air Corp.	1,313	59,820
Masco Corp.	2,185	58,340
Expeditors International of Washington, Inc.	1,198	57,720
Martin Marietta Materials, Inc.	387	54,103
Snap-on, Inc.	363	53,383
Fluor Corp.	923	52,759
MeadWestvaco Corp.	1,047	52,214
Flowserve Corp.	842	47,564
Xylem, Inc.	1,140	39,923
Allegion plc	600	36,702
Jacobs Engineering Group, Inc.*	802	36,218
PerkinElmer, Inc.	707	36,156
Garmin Ltd.	756	35,925
Ryder System, Inc.	331	31,409
FLIR Systems, Inc.	874	27,339
Owens-Illinois, Inc.*	1,026	23,926
Joy Global, Inc.	609	23,861
Total Industrial		11,840,012

14 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
S&P 500® 2x STRATEGY FUND

	Shares	Value

ENERGY - 5.2%
Exxon Mobil Corp.	26,225	$2,229,125
Chevron Corp.	11,755	1,234,040
Schlumberger Ltd.	7,974	665,350
ConocoPhillips	7,699	479,340
Kinder Morgan, Inc.	10,654	448,107
Occidental Petroleum Corp.	4,818	351,714
EOG Resources, Inc.	3,429	314,405
Phillips 66	3,398	267,083
Anadarko Petroleum Corp.	3,167	262,259
Halliburton Co.	5,312	233,091
Williams Companies, Inc.	4,207	212,832
Valero Energy Corp.	3,219	204,793
Marathon Petroleum Corp.	1,707	174,780
Baker Hughes, Inc.	2,717	172,747
Pioneer Natural Resources Co.	931	152,228
Spectra Energy Corp.	4,195	151,733
Devon Energy Corp.	2,416	145,709
Apache Corp.	2,355	142,077
National Oilwell Varco, Inc.	2,563	128,125
Noble Energy, Inc.	2,417	118,191
Marathon Oil Corp.	4,220	110,184
Hess Corp.	1,518	103,027
Equities Corp.	950	78,727
Cabot Oil & Gas Corp. — Class A	2,582	76,246
Tesoro Corp.	781	71,297
Cimarex Energy Co.	547	62,954
ONEOK, Inc.	1,303	62,857
Southwestern Energy Co.*	2,404	55,749
Cameron International Corp.*	1,211	54,640
Range Resources Corp.	1,036	53,913
FMC Technologies, Inc.*	1,446	53,516
Murphy Oil Corp.	1,043	48,604
Helmerich & Payne, Inc.	673	45,811
Chesapeake Energy Corp.1	3,235	45,808
CONSOL Energy, Inc.	1,440	40,162
Newfield Exploration Co.*	1,005	35,265
Transocean Ltd.1	2,129	31,232
Ensco plc — Class A	1,464	30,846
First Solar, Inc.*	470	28,101
Noble Corporation plc	1,513	21,606
QEP Resources, Inc.	1,010	21,059
Diamond Offshore Drilling, Inc.	420	11,252
Total Energy		9,230,585

UTILITIES - 2.0%
Duke Energy Corp.	4,423	339,599
NextEra Energy, Inc.	2,772	288,427
Dominion Resources, Inc.	3,677	260,589
Southern Co.	5,689	251,909
Exelon Corp.	5,375	180,654
American Electric Power Company, Inc.	3,061	172,181
PG&E Corp.	2,978	158,042
Sempra Energy	1,447	157,752
PPL Corp.	4,170	140,362
Public Service Enterprise Group, Inc.	3,165	132,677
Edison International	2,037	127,251
Consolidated Edison, Inc.	1,831	111,691
Xcel Energy, Inc.	3,163	110,104
Eversource Energy	1,981	100,080
FirstEnergy Corp.	2,633	92,313
DTE Energy Co.	1,108	89,405
Entergy Corp.	1,127	87,331
NiSource, Inc.	1,976	87,260
Wisconsin Energy Corp.	1,410	69,795
Ameren Corp.	1,517	64,017
CMS Energy Corp.	1,721	60,080
CenterPoint Energy, Inc.	2,687	54,842
NRG Energy, Inc.	2,111	53,176
AES Corp.	4,041	51,927
SCANA Corp.	893	49,106
Pinnacle West Capital Corp.	691	44,051
Pepco Holdings, Inc.	1,580	42,391
AGL Resources, Inc.	748	37,138
Integrys Energy Group, Inc.	497	35,794
TECO Energy, Inc.	1,473	28,576
Total Utilities		3,478,520

BASIC MATERIALS - 1.9%
EI du Pont de Nemours & Co.	5,661	404,591
Monsanto Co.	3,022	340,096
Dow Chemical Co.	6,804	326,455
Praxair, Inc.	1,805	217,935
LyondellBasell Industries N.V. — Class A	2,476	217,393
Ecolab, Inc.	1,684	192,615
PPG Industries, Inc.	851	191,935
Air Products & Chemicals, Inc.	1,206	182,444
International Paper Co.	2,644	146,716
Sherwin-Williams Co.	504	143,388
Freeport-McMoRan, Inc.	6,501	123,194
Sigma-Aldrich Corp.	747	103,273
Alcoa, Inc.	7,642	98,735
Nucor Corp.	1,995	94,822
Mosaic Co.	1,944	89,541
CF Industries Holdings, Inc.	299	84,820
Newmont Mining Corp.	3,119	67,713
Eastman Chemical Co.	929	64,343
International Flavors & Fragrances, Inc.	505	59,287
FMC Corp.	834	47,747
Airgas, Inc.	423	44,885
Allegheny Technologies, Inc.	679	20,377
Total Basic Materials		3,262,305

DIVERSIFIED - 0.0%
Leucadia National Corp.	1,971	43,934

Total Common Stocks
(Cost $79,750,358)		114,424,186

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2015
S&P 500® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 18.0%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$16,269,811	$16,269,811
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	9,706,110	9,706,110
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	5,810,647	5,810,647
Total Repurchase Agreements
(Cost $31,786,568)		31,786,568

SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	31,303	31,303
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	10,768	10,768
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	5,558	5,558
Total Securities Lending Collateral
(Cost $47,629)		47,629

Total Investments - 82.9%
(Cost $111,584,555)		$146,258,383
Other Assets & Liabilities, net - 17.1%		30,070,036
Total Net Assets - 100.0%		$176,328,419

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $64,359,375)	625	$510,918

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2015 S&P 500 Index Swap, Terminating 04/28/154 (Notional Value $88,194,451)	42,649	$390,930
Barclays Bank plc April 2015 S&P 500 Index Swap, Terminating 04/30/154 (Notional Value $84,138,695)	40,688	294,328
Goldman Sachs International April 2015 S&P 500 Index Swap, Terminating 04/28/154 (Notional Value $1,158,597)	560	7,681
(Total Notional Value $173,491,743)		$692,939

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at March 31, 2015 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
4	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

16 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at value - including $47,391 of securities loaned (cost $79,750,358)	$114,424,186
Repurchase agreements, at value (cost $31,834,197)	31,834,197
Total investments (cost $111,584,555)	146,258,383
Segregated cash with broker	19,756,476
Unrealized appreciation on swap agreements	692,939
Cash	1,637
Receivables:
Fund shares sold	34,301,999
Dividends	134,954
Swap settlement	102,851
Securities lending income	208
Interest	30
Total assets	201,249,477

Liabilities:
Payable for:
Securities purchased	19,899,848
Fund shares redeemed	4,236,621
Variation margin	341,818
Management fees	116,523
Return of securities loaned	48,325
Distribution and service fees	39,473
Transfer agent and administrative fees	32,368
Portfolio accounting fees	19,421
Miscellaneous	186,661
Total liabilities	24,921,058
Commitments and contingent liabilities (Note 13)	—
Net assets	$176,328,419

Net assets consist of:
Paid in capital	$152,095,286
Undistributed net investment income	—
Accumulated net realized loss on investments	(11,644,552)
Net unrealized appreciation on investments	35,877,685
Net assets	$176,328,419

A-Class:
Net assets	$13,822,151
Capital shares outstanding	196,954
Net asset value per share	$70.18
Maximum offering price per share (Net asset value divided by 95.25%)	$73.68

C-Class:
Net assets	$11,969,394
Capital shares outstanding	191,289
Net asset value per share	$62.57

H-Class:
Net assets	$150,536,874
Capital shares outstanding	2,146,886
Net asset value per share	$70.12

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $444)	$2,524,814
Interest	5,455
Income from securities lending, net	1,052
Total investment income	2,531,321

Expenses:
Management fees	1,501,805
Transfer agent and administrative fees	417,169
Distribution and service fees:
A-Class	30,008
C-Class	118,052
H-Class	357,651
Portfolio accounting fees	250,304
Custodian fees	19,454
Trustees’ fees*	11,913
Line of credit fees	954
Miscellaneous	381,276
Total expenses	3,088,586
Net investment loss	(557,265)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,458,472
Swap agreements	17,931,812
Futures contracts	5,540,144
Net realized gain	24,930,428
Net change in unrealized appreciation (depreciation) on:
Investments	8,464,215
Swap agreements	(138,175)
Futures contracts	(106,352)
Net change in unrealized appreciation (depreciation)	8,219,688
Net realized and unrealized gain	33,150,116
Net increase in net assets resulting from operations	$32,592,851

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(557,265)	$(581,416)
Net realized gain on investments	24,930,428	28,312,667
Net change in unrealized appreciation (depreciation) on investments	8,219,688	13,877,415
Net increase in net assets resulting from operations	32,592,851	41,608,666

Distributions to shareholders from:
Net realized gains
A-Class	(299,458)	—
C-Class	(276,578)	—
H-Class	(3,590,120)	—
Total distributions to shareholders	(4,166,156)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	60,043,935	85,358,404
C-Class	58,313,217	89,662,861
H-Class	2,268,089,063	2,926,576,518
Distributions reinvested
A-Class	260,474	—
C-Class	247,728	—
H-Class	3,043,371	—
Cost of shares redeemed
A-Class	(58,127,516)	(86,421,321)
C-Class	(60,614,062)	(92,485,835)
H-Class	(2,260,650,570)	(2,921,140,537)
Net increase from capital share transactions	10,605,640	1,550,090
Net increase in net assets	39,032,335	43,158,756

Net assets:
Beginning of year	137,296,084	94,137,328
End of year	$176,328,419	$137,296,084
Undistributed net investment income/(Accumulated net investment loss) at end of year	$—	$(155,023)

Capital share activity:
Shares sold
A-Class	900,715	1,744,327
C-Class	1,006,803	2,044,123
H-Class	34,898,257	59,510,513
Shares issued from reinvestment of distributions
A-Class	3,739	—
C-Class	3,980	—
H-Class	43,720	—
Shares redeemed
A-Class	(874,631)	(1,737,033)
C-Class	(1,043,678)	(2,107,276)
H-Class	(34,772,046)	(59,415,359)
Net increase in shares	166,859	39,295

18 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$58.57	$40.90	$33.77	$26.15	$27.31	$22.03
Income (loss) from investment operations:
Net investment income (loss)[c]	(.19)	(.20)	(.06)	(.15)	(.18)	(.11)
Net gain (loss) on investments (realized and unrealized)	13.36	17.87	7.19	7.77	(.98)	5.39
Total from investment operations	13.17	17.67	7.13	7.62	(1.16)	5.28
Less distributions from:
Net realized gains	(1.56)	—	—	—	—	—
Total distributions	(1.56)	—	—	—	—	—
Net asset value, end of period	$70.18	$58.57	$40.90	$33.77	$26.15	$27.31

Total Return[d]	22.51%	43.20%	21.11%	29.14%	(4.21%)	23.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,822	$9,788	$6,537	$5,092	$5,982	$11,445
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.40%)	(0.59%)	(0.49%)	(0.66%)	(0.47%)
Total expenses	1.80%	1.73%	1.77%	1.76%	1.89%	1.78%
Portfolio turnover rate	420%	396%	— [e]	548%	311%	145%

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$52.75	$37.12	$30.71	$23.94	$25.16	$20.44
Income (loss) from investment operations:
Net investment income (loss)[c]	(.62)	(.49)	(.11)	(.36)	(.35)	(.25)
Net gain (loss) on investments (realized and unrealized)	12.00	16.12	6.52	7.13	(.87)	4.97
Total from investment operations	11.38	15.63	6.41	6.77	(1.22)	4.72
Less distributions from:
Net realized gains	(1.56)	—	—	—	—	—
Total distributions	(1.56)	—	—	—	—	—
Net asset value, end of period	$62.57	$52.75	$37.12	$30.71	$23.94	$25.16

Total Return[d]	21.59%	42.11%	20.87%	28.28%	(4.81%)	23.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,969	$11,825	$10,667	$8,543	$10,876	$16,801
Ratios to average net assets:
Net investment income (loss)	(1.04%)	(1.11%)	(1.34%)	(1.25%)	(1.39%)	(1.21%)
Total expenses	2.55%	2.50%	2.51%	2.51%	2.64%	2.53%
Portfolio turnover rate	420%	396%	— [e]	548%	311%	145%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$58.52	$40.88	$33.76	$26.16	$27.31	$22.03
Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.19)	(.06)	(.18)	(.21)	(.14)
Net gain (loss) on investments (realized and unrealized)	13.34	17.83	7.18	7.78	(.94)	5.42
Total from investment operations	13.16	17.64	7.12	7.60	(1.15)	5.28
Less distributions from:
Net realized gains	(1.56)	—	—	—	—	—
Total distributions	(1.56)	—	—	—	—	—
Net asset value, end of period	$70.12	$58.52	$40.88	$33.76	$26.16	$27.31

Total Return[d]	22.51%	43.12%	21.12%	29.05%	(4.21%)	23.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$150,537	$115,683	$76,933	$64,617	$174,336	$138,289
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.38%)	(0.61%)	(0.58%)	(0.76%)	(0.61%)
Total expenses	1.80%	1.74%	1.76%	1.76%	1.89%	1.78%
Portfolio turnover rate	420%	396%	— [e]	548%	311%	145%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Less than 1%.

20 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, Inverse S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500® 2x Strategy Fund H-Class returned -25.42%, while the S&P 500 Index returned 12.73% over the same period.

Sectors contributing most to performance of the underlying index were Health Care and Information Technology. The sector contributing least was Telecommunication Services, followed by Materials. Energy was the only sector that detracted from return.

Apple, Inc., Home Depot, Inc., and Gilead Sciences, Inc. were the holdings contributing most to performance of the underlying index for the period. Bank of America Corp., International Business Machines Corp., and Exxon Mobil Corp. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	10 Year
A-Class Shares	-25.38%	-30.46%	-21.88%
A-Class Shares with sales charge†	-28.94%	-31.14%	-22.26%
C-Class Shares	-25.96%	-30.93%	-22.43%
C-Class Shares with CDSC‡	-26.70%	-30.93%	-22.43%
H-Class Shares	-25.42%	-30.45%	-21.86%
S&P 500 Index	12.73%	14.47%	8.01%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

22 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2015
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 31.6%
Farmer Mac1
0.11% due 04/02/15	$5,000,000	$4,999,985
0.12% due 05/01/15	5,000,000	4,999,825
Total Farmer Mac		9,999,810
Total Federal Agency Discount Notes
(Cost $9,999,485)		9,999,810

REPURCHASE AGREEMENTS††,2 - 44.3%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	7,192,619	7,192,619
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	4,290,914	4,290,914
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	2,568,793	2,568,793
Total Repurchase Agreements
(Cost $14,052,326)		14,052,326

Total Investments - 75.9%
(Cost $24,051,811)		$24,052,136
Other Assets & Liabilities, net - 24.1%		7,654,741
Total Net Assets - 100.0%		$31,706,877

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,045,775)	49	$99,240

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2015 S&P 500 Index Swap, Terminating 04/30/153 (Notional Value $148,274)	72	$(631)
Goldman Sachs International April 2015 S&P 500 Index Swap, Terminating 04/28/153 (Notional Value $18,140,304)	8,772	(101,442)
Credit Suisse Capital, LLC April 2015 S&P 500 Index Swap, Terminating 04/28/153 (Notional Value $39,665,060)	19,181	(169,145)
(Total Notional Value $57,953,638)		$(271,218)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 5.
3	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at value (cost $9,999,485)	$9,999,810
Repurchase agreements, at value (cost $14,052,326)	14,052,326
Total investments (cost $24,051,811)	24,052,136
Segregated cash with broker	8,175,535
Receivables:
Fund shares sold	1,301,336
Variation margin	120,098
Interest	13
Total assets	33,649,118

Liabilities:
Unrealized depreciation on swap agreements	271,218
Payable for:
Fund shares redeemed	1,528,535
Swap settlement	65,647
Management fees	24,139
Distribution and service fees	7,860
Transfer agent and administrative fees	6,705
Portfolio accounting fees	4,023
Miscellaneous	34,114
Total liabilities	1,942,241
Commitments and contingent liabilities (Note 13)	—
Net assets	$31,706,877

Net assets consist of:
Paid in capital	$349,328,279
Accumulated net investment loss	(156,433)
Accumulated net realized loss on investments	(317,293,316)
Net unrealized depreciation on investments	(171,653)
Net assets	$31,706,877

A-Class:
Net assets	$2,095,063
Capital shares outstanding	87,757
Net asset value per share	$23.87
Maximum offering price per share (Net asset value divided by 95.25%)	$25.06

C-Class:
Net assets	$2,393,397
Capital shares outstanding	111,589
Net asset value per share	$21.45

H-Class:
Net assets	$27,218,417
Capital shares outstanding	1,136,831
Net asset value per share	$23.94

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Interest	$18,228
Total investment income	18,228

Expenses:
Management fees	396,070
Transfer agent and administrative fees	110,021
Distribution and service fees:
A-Class	7,213
C-Class	22,461
H-Class	97,195
Portfolio accounting fees	66,014
Custodian fees	5,135
Trustees’ fees*	3,295
Miscellaneous	88,670
Total expenses	796,074
Net investment loss	(777,846)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(12,145,006)
Futures contracts	(1,896,540)
Net realized loss	(14,041,546)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,147)
Swap agreements	271,723
Futures contracts	110,712
Net change in unrealized appreciation (depreciation)	379,288
Net realized and unrealized loss	(13,662,258)
Net decrease in net assets resulting from operations	$(14,440,104)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(777,846)	$(1,006,480)
Net realized loss on investments	(14,041,546)	(25,106,608)
Net change in unrealized appreciation (depreciation) on investments	379,288	(140,581)
Net decrease in net assets resulting from operations	(14,440,104)	(26,253,669)

Capital share transactions:
Proceeds from sale of shares
A-Class	53,770,672	42,569,835
C-Class	72,321,445	96,765,535
H-Class	809,410,118	1,284,716,561
Cost of shares redeemed
A-Class	(52,660,420)	(43,560,012)
C-Class	(71,414,452)	(96,831,512)
H-Class	(802,205,531)	(1,284,828,765)
Net increase (decrease) from capital share transactions	9,221,832	(1,168,358)
Net decrease in net assets	(5,218,272)	(27,422,027)

Net assets:
Beginning of year	36,925,149	64,347,176
End of year	$31,706,877	$36,925,149
Accumulated net investment loss at end of year	$(156,433)	$(177,804)

Capital share activity:
Shares sold
A-Class	2,032,697	1,058,867 *
C-Class	2,950,914	2,700,145 *
H-Class	29,482,406	31,396,431 *
Shares redeemed
A-Class	(2,010,395)	(1,091,681)*
C-Class	(2,915,983)	(2,707,887)*
H-Class	(29,361,493)	(31,486,217)*
Net increase (decrease) in shares	178,146	(130,342)*

*
Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Period Ended March 28, 2013[a,b,e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$31.99	$50.07	$62.00	$89.18	$111.65	$166.39
Income (loss) from investment operations:
Net investment income (loss)[c]	(.47)	(.69)	(.21)	(1.12)	(1.89)	(2.38)
Net gain (loss) on investments (realized and unrealized)	(7.65)	(17.39)	(11.72)	(26.06)	(20.58)	(52.36)
Total from investment operations	(8.12)	(18.08)	(11.93)	(27.18)	(22.47)	(54.74)
Net asset value, end of period	$23.87	$31.99	$50.07	$62.00	$89.18	$111.65

Total Return[d]	(25.38%)	(36.08%)	(19.30%)	(30.46%)	(20.13%)	(32.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,095	$2,094	$4,921	$5,295	$6,138	$6,902
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.70%)	(1.66%)	(1.62%)	(1.84%)	(1.60%)
Total expenses	1.77%	1.74%	1.75%	1.75%	1.93%	1.79%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Period Ended March 28, 2013[a,b,e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$28.97	$45.66	$56.60	$81.96	$103.28	$154.89
Income (loss) from investment operations:
Net investment income (loss)[c]	(.63)	(.91)	(.28)	(1.54)	(2.38)	(3.08)
Net gain (loss) on investments (realized and unrealized)	(6.89)	(15.78)	(10.66)	(23.82)	(18.94)	(48.53)
Total from investment operations	(7.52)	(16.69)	(10.94)	(25.36)	(21.32)	(51.61)
Net asset value, end of period	$21.45	$28.97	$45.66	$56.60	$81.96	$103.28

Total Return[d]	(25.96%)	(36.52%)	(19.41%)	(30.91%)	(20.61%)	(33.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,393	$2,221	$3,854	$4,187	$6,860	$8,654
Ratios to average net assets:
Net investment income (loss)	(2.47%)	(2.45%)	(2.39%)	(2.37%)	(2.58%)	(2.35%)
Total expenses	2.51%	2.49%	2.47%	2.50%	2.68%	2.54%
Portfolio turnover rate	—	—	—	—	—	—

26 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Period Ended March 28, 2013a,b.e	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$32.10	$50.26	$62.19	$89.41	$111.81	$166.55
Income (loss) from investment operations:
Net investment income (loss)[c]	(.47)	(.69)	(.21)	(1.19)	(1.89)	(2.38)
Net gain (loss) on investments (realized and unrealized)	(7.69)	(17.47)	(11.72)	(26.03)	(20.51)	(52.36)
Total from investment operations	(8.16)	(18.16)	(11.93)	(27.22)	(22.40)	(54.74)
Net asset value, end of period	$23.94	$32.10	$50.26	$62.19	$89.41	$111.81

Total Return[d]	(25.42%)	(36.13%)	(19.14%)	(30.46%)	(20.04%)	(32.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,218	$32,610	$55,573	$52,066	$73,750	$130,109
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.70%)	(1.67%)	(1.64%)	(1.83%)	(1.61%)
Total expenses	1.77%	1.74%	1.76%	1.76%	1.93%	1.79%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]
Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, with the NASDAQ-100 Index returning 22.03%, the NASDAQ-100® 2x Strategy Fund H-Class returned 42.33%. For the one-year period ended March 31, 2015, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

The sector that contributed most to performance of the underlying index was Information Technology, followed by the Health Care sector. Telecommunications Services was the only sector that detracted from performance. The Materials sector contributed least, followed by the Industrials sector.

Apple, Inc., Gilead Sciences, Inc., and Facebook, Inc. — Class A were the holdings contributing most to performance of the underlying index for the year. Wynn Resorts Ltd., Google, Inc. — Class C, and QUALCOMM, Inc. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	11.8%
Microsoft Corp.	5.4%
Google, Inc. — Class C	3.0%
Facebook, Inc. — Class A	3.0%
Amazon.com, Inc.	2.8%
Google, Inc. — Class A	2.6%
Intel Corp.	2.4%
Gilead Sciences, Inc.	2.4%
Cisco Systems, Inc.	2.3%
Amgen, Inc.	2.0%
Top Ten Total	37.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

28 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	10 Year
A-Class Shares	42.33%	33.41%	16.01%
A-Class Shares with sales charge†	35.57%	32.12%	15.44%
C-Class Shares	41.24%	32.39%	15.10%
C-Class Shares with CDSC‡	40.24%	32.39%	15.10%
H-Class Shares	42.33%	33.39%	16.00%
NASDAQ-100 Index	22.03%	18.59%	12.27%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS	March 31, 2015
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 81.4%

TECHNOLOGY - 31.5%
Apple, Inc.	319,983	$39,815,484
Microsoft Corp.	450,078	18,297,921
Intel Corp.	259,828	8,124,821
QUALCOMM, Inc.	90,499	6,275,201
Texas Instruments, Inc.	57,449	3,285,221
Cognizant Technology Solutions Corp. — Class A*	33,445	2,086,634
Adobe Systems, Inc.*	27,482	2,032,019
Avago Technologies Ltd.	14,065	1,785,974
Micron Technology, Inc.*	59,104	1,603,492
Applied Materials, Inc.	67,409	1,520,747
Intuit, Inc.	15,182	1,472,047
Cerner Corp.*	18,795	1,376,922
Broadcom Corp. — Class A	30,174	1,306,383
NXP Semiconductor N.V.*	12,660	1,270,558
Western Digital Corp.	12,675	1,153,552
Analog Devices, Inc.	17,097	1,077,111
Fiserv, Inc.*	13,095	1,039,743
Electronic Arts, Inc.*	17,009	1,000,385
Paychex, Inc.	19,923	988,480
Seagate Technology plc	18,013	937,216
Activision Blizzard, Inc.	39,661	901,296
Check Point Software Technologies Ltd.*	10,084	826,585
CA, Inc.	24,293	792,195
SanDisk Corp.	11,686	743,463
Autodesk, Inc.*	12,482	731,944
Altera Corp.	16,508	708,358
Akamai Technologies, Inc.*	9,765	693,754
NVIDIA Corp.	29,820	623,984
Linear Technology Corp.	13,123	614,156
Lam Research Corp.	8,740	613,854
Xilinx, Inc.	14,343	606,709
NetApp, Inc.	17,104	606,508
Citrix Systems, Inc.*	8,768	560,012
KLA-Tencor Corp.	8,924	520,180
Total Technology		105,992,909

COMMUNICATIONS - 25.7%
Google, Inc. — Class C*	18,690	10,242,119
Facebook, Inc. — Class A*	122,690	10,086,958
Amazon.com, Inc.*	25,477	9,479,992
Google, Inc. — Class A*	15,742	8,732,087
Cisco Systems, Inc.	280,057	7,708,569
Comcast Corp. — Class A	116,919	6,602,417
eBay, Inc.*	66,386	3,829,144
Priceline Group, Inc.*	2,849	3,316,663
Baidu, Inc. ADR*	15,200	3,167,680
Twenty-First Century Fox, Inc. — Class A	72,836	2,464,770
DIRECTV*	27,585	2,347,484
Yahoo!, Inc.*	51,358	2,282,093
Liberty Global plc*	34,329	1,709,927
Twenty-First Century Fox, Inc. — Class B	43,809	1,440,440
Netflix, Inc.*	3,319	1,382,994
Viacom, Inc. — Class B	19,485	1,330,826
Comcast Corp. — Class A	21,971	1,231,804
Charter Communications, Inc. — Class A*	6,145	1,186,661
Sirius XM Holdings, Inc.*	306,210	1,169,722
Symantec Corp.	37,437	874,716
DISH Network Corp. — Class A*	12,256	858,655
Vodafone Group plc ADR	23,650	772,882
Liberty Interactive Corp. — Class A*	24,442	713,462
Liberty Global plc — Class A*	13,786	709,565
TripAdvisor, Inc.*	7,139	593,751
VimpelCom Ltd. ADR	96,378	505,021
Liberty Media Corp. — Class C*	12,525	478,455
Discovery Communications, Inc. — Class C*	15,585	459,368
Liberty Ventures*	7,380	310,034
Discovery Communications, Inc. — Class A*	8,155	250,848
Liberty Media Corp. — Class A*	5,733	221,007
Total Communications		86,460,114

CONSUMER, NON-CYCLICAL - 15.4%
Gilead Sciences, Inc.*	81,712	8,018,398
Amgen, Inc.	41,633	6,655,035
Biogen, Inc.*	12,871	5,434,651
Celgene Corp.*	43,922	5,063,328
Express Scripts Holding Co.*	39,879	3,460,301
Mondelez International, Inc. — Class A	90,494	3,265,928
Kraft Foods Group, Inc.	32,258	2,810,156
Regeneron Pharmaceuticals, Inc.*	5,522	2,493,073
Automatic Data Processing, Inc.	26,068	2,232,464
Alexion Pharmaceuticals, Inc.*	11,090	1,921,897
Vertex Pharmaceuticals, Inc.*	13,281	1,566,760
Illumina, Inc.*	7,889	1,464,514
Monster Beverage Corp.*	9,202	1,273,511
Mylan N.V.*	20,575	1,221,126
Whole Foods Market, Inc.	19,792	1,030,767
Intuitive Surgical, Inc.*	2,008	1,014,100
Keurig Green Mountain, Inc.	8,870	991,045
Catamaran Corp.*	11,384	677,803
Henry Schein, Inc.*	4,598	641,973
Verisk Analytics, Inc. — Class A*	8,674	619,324
Total Consumer, Non-cyclical		51,856,154

CONSUMER, CYCLICAL - 7.6%
Walgreens Boots Alliance, Inc.	59,798	5,063,694
Starbucks Corp.	41,136	3,895,579
Costco Wholesale Corp.	24,167	3,661,180
American Airlines Group, Inc.	38,220	2,017,252
Tesla Motors, Inc.*,1	6,900	1,302,513
PACCAR, Inc.	19,449	1,228,010
Marriott International, Inc. — Class A	15,172	1,218,615
O’Reilly Automotive, Inc.*	5,577	1,205,970
Ross Stores, Inc.	11,438	1,205,108
Dollar Tree, Inc.*	11,283	915,559

30 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2015
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Bed Bath & Beyond, Inc.*	10,182	$781,723
Wynn Resorts Ltd.	5,570	701,152
Fastenal Co.	16,211	671,703
Tractor Supply Co.	7,472	635,568
Staples, Inc.	35,129	572,076
Mattel, Inc.	18,557	424,027
Total Consumer, Cyclical		25,499,729

INDUSTRIAL - 0.9%
SBA Communications Corp. — Class A*	7,085	829,654
Stericycle, Inc.*	4,659	654,263
CH Robinson Worldwide, Inc.	8,035	588,322
Expeditors International of Washington, Inc.	10,520	506,854
Garmin Ltd.	10,523	500,053
Total Industrial		3,079,146

BASIC MATERIALS - 0.3%
Sigma-Aldrich Corp.	6,552	905,814

Total Common Stocks
(Cost $225,679,056)		273,793,866

	Face Amount

REPURCHASE AGREEMENTS††,2 - 5.0%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$8,570,070	8,570,070
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	5,112,662	5,112,662
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	3,060,739	3,060,739
Total Repurchase Agreements
(Cost $16,743,471)		16,743,471

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	681,404	681,404

BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	234,403	234,403
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	120,990	120,990
Total Securities Lending Collateral
(Cost $1,036,797)		1,036,797

Total Investments - 86.7%
(Cost $243,459,324)		$291,574,134
Other Assets & Liabilities, net - 13.3%		44,826,830
Total Net Assets - 100.0%		$336,400,964

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $57,132,900)	660	$301,357

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International April 2015 NASDAQ-100 Index Swap, Terminating 04/28/154 (Notional Value $92,859,968)	21,427	$355,349
Credit Suisse Capital, LLC April 2015 NASDAQ-100 Index Swap, Terminating 04/28/154 (Notional Value $29,848,016)	6,887	123,840
Barclays Bank plc April 2015 NASDAQ-100 Index Swap, Terminating 04/30/154 (Notional Value $219,284,020)	50,600	114,310
(Total Notional Value $341,992,004)		$593,499

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at March 31, 2015 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
4	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at value - including $1,019,358 of securities loaned (cost $225,679,056)	$273,793,866
Repurchase agreements, at value (cost $17,780,268)	17,780,268
Total investments (cost $243,459,324)	291,574,134
Segregated cash with broker	40,069,211
Unrealized appreciation on swap agreements	593,499
Cash	9,832
Receivables:
Fund shares sold	12,036,158
Securities sold	6,903,977
Dividends	179,387
Securities lending income	212
Interest	16
Total assets	351,366,426

Liabilities:
Payable for:
Fund shares redeemed	12,543,929
Return of securities loaned	1,051,950
Variation margin	584,100
Management fees	270,511
Distribution and service fees	89,727
Transfer agent and administrative fees	75,142
Portfolio accounting fees	45,086
Swap settlement	2,436
Miscellaneous	302,581
Total liabilities	14,965,462
Commitments and contingent liabilities (Note 13)	—
Net assets	$336,400,964

Net assets consist of:
Paid in capital	$298,288,394
Undistributed net investment income	1,525
Accumulated net realized loss on investments	(10,898,621)
Net unrealized appreciation on investments	49,009,666
Net assets	$336,400,964

A-Class:
Net assets	$21,030,998
Capital shares outstanding	56,914
Net asset value per share	$369.52
Maximum offering price per share (Net asset value divided by 95.25%)	$387.95

C-Class:
Net assets	$22,863,760
Capital shares outstanding	72,338
Net asset value per share	$316.07

H-Class:
Net assets	$292,506,206
Capital shares outstanding	791,629
Net asset value per share	$369.50

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $3,434)	$3,734,395
Interest	10,875
Income from securities lending, net	2,900
Total investment income	3,748,170

Expenses:
Management fees	3,310,535
Transfer agent and administrative fees	919,594
Distribution and service fees:
A-Class	38,605
C-Class	200,621
H-Class	830,836
Portfolio accounting fees	551,760
Custodian fees	42,958
Trustees’ fees*	27,881
Line of credit fees	1,277
Miscellaneous	867,635
Total expenses	6,791,702
Net investment loss	(3,043,532)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	35,573,485
Swap agreements	55,655,245
Futures contracts	3,933,861
Net realized gain	95,162,591
Net change in unrealized appreciation (depreciation) on:
Investments	8,587,678
Swap agreements	(1,513,787)
Futures contracts	665,395
Net change in unrealized appreciation (depreciation)	7,739,286
Net realized and unrealized gain	102,901,877
Net increase in net assets resulting from operations	$99,858,345

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,043,532)	$(2,537,949)
Net realized gain on investments	95,162,591	182,427,589
Net change in unrealized appreciation (depreciation) on investments	7,739,286	(18,480,728)
Net increase in net assets resulting from operations	99,858,345	161,408,912

Distributions to shareholders from:
Net realized gains
A-Class	(646,170)	(725,052)
C-Class	(957,469)	(1,197,255)
H-Class	(16,070,110)	(33,765,874)
Total distributions to shareholders	(17,673,749)	(35,688,181)

Capital share transactions:
Proceeds from sale of shares
A-Class	53,293,687	19,534,663
C-Class	80,742,468	77,732,691
H-Class	3,717,462,759	3,713,584,847
Distributions reinvested
A-Class	586,398	681,011
C-Class	922,188	1,141,376
H-Class	14,809,392	32,099,063
Cost of shares redeemed
A-Class	(48,654,646)	(18,304,068)
C-Class	(81,384,892)	(79,026,359)
H-Class	(3,794,422,634)	(3,890,933,624)
Net decrease from capital share transactions	(56,645,280)	(143,490,400)
Net increase (decrease) in net assets	25,539,316	(17,769,669)

Net assets:
Beginning of year	310,861,648	328,631,317
End of year	$336,400,964	$310,861,648
Undistributed net investment income at end of year	$1,525	$1,525

Capital share activity:
Shares sold
A-Class	158,870	75,920
C-Class	284,269	379,181
H-Class	11,443,618	16,344,280
Shares issued from reinvestment of distributions
A-Class	1,602	2,719
C-Class	2,939	5,243
H-Class	40,472	128,160
Shares redeemed
A-Class	(146,154)	(71,756)
C-Class	(286,919)	(385,126)
H-Class	(11,742,224)	(17,154,118)
Net decrease in shares	(243,527)	(675,497)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$269.19	$179.47	$160.58	$119.78	$120.86	$88.62
Income (loss) from investment operations:
Net investment income (loss)[c]	(2.47)	(1.54)	(.36)	(1.06)	(1.62)	(1.08)
Net gain (loss) on investments (realized and unrealized)	116.29	109.54	19.25	41.86	.54	33.32
Total from investment operations	113.82	108.00	18.89	40.80	(1.08)	32.24
Less distributions from:
Net realized gains	(13.49)	(18.28)	—	—	—	—
Total distributions	(13.49)	(18.28)	—	—	—	—
Net asset value, end of period	$369.52	$269.19	$179.47	$160.58	$119.78	$120.86

Total Return[d]	42.33%	60.94%	11.76%	34.07%	(0.89%)	36.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,031	$11,466	$6,409	$5,865	$4,458	$7,890
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.65%)	(0.84%)	(0.66%)	(1.27%)	(1.15%)
Total expenses	1.80%	1.76%	1.79%	1.78%	1.92%	1.82%
Portfolio turnover rate	396%	346%	71%	307%	164%	121%

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$233.41	$158.38	$141.97	$106.78	$108.57	$80.21
Income (loss) from investment operations:
Net investment income (loss)[c]	(4.80)	(2.84)	(.59)	(2.08)	(2.30)	(1.60)
Net gain (loss) on investments (realized and unrealized)	100.95	96.15	17.00	37.27	.51	29.96
Total from investment operations	96.15	93.31	16.41	35.19	(1.79)	28.36
Less distributions from:
Net realized gains	(13.49)	(18.28)	—	—	—	—
Total distributions	(13.49)	(18.28)	—	—	—	—
Net asset value, end of period	$316.07	$233.41	$158.38	$141.97	$106.78	$108.57

Total Return[d]	41.24%	59.75%	11.57%	32.96%	(1.64%)	35.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,864	$16,817	$11,522	$11,640	$15,920	$20,058
Ratios to average net assets:
Net investment income (loss)	(1.69%)	(1.40%)	(1.58%)	(1.49%)	(2.03%)	(1.88%)
Total expenses	2.70%	2.52%	2.54%	2.55%	2.68%	2.57%
Portfolio turnover rate	396%	346%	71%	307%	164%	121%

34 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$269.18	$179.45	$160.57	$119.86	$120.94	$88.62
Income (loss) from investment operations:
Net investment income (loss)[c]	(2.59)	(1.54)	(.41)	(1.24)	(1.59)	(1.07)
Net gain (loss) on investments (realized and unrealized)	116.40	109.55	19.29	41.95	.51	33.39
Total from investment operations	113.81	108.01	18.88	40.71	(1.08)	32.32
Less distributions from:
Net realized gains	(13.49)	(18.28)	—	—	—	—
Total distributions	(13.49)	(18.28)	—	—	—	—
Net asset value, end of period	$369.50	$269.18	$179.45	$160.57	$119.86	$120.94

Total Return[d]	42.33%	60.95%	11.77%	33.98%	(0.90%)	36.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$292,506	$282,578	$310,700	$131,996	$117,112	$236,196
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.67%)	(0.95%)	(0.76%)	(1.24%)	(1.13%)
Total expenses	1.80%	1.77%	1.80%	1.80%	1.92%	1.82%
Portfolio turnover rate	396%	346%	71%	307%	164%	121%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, with the NASDAQ-100 Index returning 22.03%, the Inverse NASDAQ-100® 2x Strategy Fund H-Class returned -37.02%. For the one-year period ended March 31, 2015, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

The sector that contributed most to performance of the underlying index was Information Technology, followed by the Health Care sector. Telecommunications Services was the only sector that detracted from performance. The Materials sector contributed least, followed by the Industrials sector.

Apple, Inc., Gilead Sciences, Inc., and Facebook, Inc. — Class A were the holdings contributing most to performance of the underlying index for the year. Wynn Resorts Ltd., Google, Inc. — Class C, and QUALCOMM, Inc. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

36 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	10 Year
A-Class Shares	-37.04%	-36.00%	-28.94%
A-Class Shares with sales charge†	-40.02%	-36.62%	-29.29%
C-Class Shares	-37.52%	-36.53%	-29.51%
C-Class Shares with CDSC‡	-38.15%	-36.53%	-29.51%
H-Class Shares	-37.02%	-35.97%	-28.95%
NASDAQ-100 Index	22.03%	18.59%	12.27%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS	March 31, 2015
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 22.7%
Farmer Mac1
0.12% due 05/01/15	$5,000,000	$4,999,825
Total Federal Agency Discount Notes
(Cost $4,999,485)		4,999,825

REPURCHASE AGREEMENTS††,2 - 57.8%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	6,511,571	6,511,571
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	3,884,619	3,884,619
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	2,325,561	2,325,561
Total Repurchase Agreements
(Cost $12,721,751)		12,721,751

Total Investments - 80.5%
(Cost $17,721,236)		$17,721,576
Other Assets & Liabilities, net - 19.5%		4,291,474
Total Net Assets - 100.0%		$22,013,050

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $6,232,680)	72	$36,667

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2015 NASDAQ-100 Index Swap, Terminating 04/30/153 (Notional Value $9,250,036)	2,134	$98,773
Goldman Sachs International April 2015 NASDAQ-100 Index Swap, Terminating 04/28/153 (Notional Value $6,058,908)	1,398	(15,671)
Credit Suisse Capital, LLC April 2015 NASDAQ-100 Index Swap, Terminating 04/28/153 (Notional Value $22,269,661)	5,139	(88,902)
(Total Notional Value $37,578,605)		$(5,800)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 5.
3	Total return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

38 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at value (cost $4,999,485)	$4,999,825
Repurchase agreements, at value (cost $12,721,751)	12,721,751
Total investments (cost $17,721,236)	17,721,576
Segregated cash with broker	5,661,400
Unrealized appreciation on swap agreements	98,773
Receivables:
Fund shares sold	1,585,693
Variation margin	63,720
Swap settlement	13,578
Interest	12
Total assets	25,144,752

Liabilities:
Unrealized depreciation on swap agreements	104,573
Payable for:
Fund shares redeemed	2,979,509
Management fees	13,851
Distribution and service fees	4,262
Transfer agent and administrative fees	3,848
Portfolio accounting fees	2,309
Miscellaneous	23,350
Total liabilities	3,131,702
Commitments and contingent liabilities (Note 13)	—
Net assets	$22,013,050

Net assets consist of:
Paid in capital	$253,325,412
Accumulated net investment loss	(91,576)
Accumulated net realized loss on investments	(231,251,993)
Net unrealized appreciation on investments	31,207
Net assets	$22,013,050

A-Class:
Net assets	$267,107
Capital shares outstanding	13,795
Net asset value per share	$19.36
Maximum offering price per share (Net asset value divided by 95.25%)	$20.33

C-Class:
Net assets	$1,374,745
Capital shares outstanding	79,445
Net asset value per share	$17.30

H-Class:
Net assets	$20,371,198
Capital shares outstanding	1,053,512
Net asset value per share	$19.34

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Interest	$12,389
Total investment income	12,389

Expenses:
Management fees	252,964
Transfer agent and administrative fees	70,269
Distribution and service fees:
A-Class	1,459
C-Class	9,735
H-Class	66,379
Portfolio accounting fees	42,163
Custodian fees	3,282
Trustees’ fees*	2,295
Line of credit fees	143
Miscellaneous	71,677
Total expenses	520,366
Net investment loss	(507,977)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(12,863,452)
Futures contracts	164,994
Net realized loss	(12,698,458)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,504)
Swap agreements	(107,088)
Futures contracts	68,811
Net change in unrealized appreciation (depreciation)	(39,781)
Net realized and unrealized loss	(12,738,239)
Net decrease in net assets resulting from operations	$(13,246,216)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 39

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(507,977)	$(655,253)
Net realized loss on investments	(12,698,458)	(22,987,986)
Net change in unrealized appreciation (depreciation) on investments	(39,781)	414,557
Net decrease in net assets resulting from operations	(13,246,216)	(23,228,682)

Capital share transactions:
Proceeds from sale of shares
A-Class	25,526,847	3,806,962
C-Class	45,520,604	44,604,729
H-Class	1,249,467,130	1,512,697,142
Cost of shares redeemed
A-Class	(25,423,846)	(3,543,100)
C-Class	(45,043,386)	(44,160,517)
H-Class	(1,242,352,560)	(1,513,568,112)
Net increase (decrease) from capital share transactions	7,694,789	(162,896)
Net decrease in net assets	(5,551,427)	(23,391,578)

Net assets:
Beginning of year	27,564,477	50,956,055
End of year	$22,013,050	$27,564,477
Accumulated net investment loss at end of year	$(91,576)	$(131,303)

Capital share activity:
Shares sold
A-Class	1,128,860	105,668 *
C-Class	2,171,547	1,291,590 *
H-Class	51,277,843	38,483,912 *
Shares redeemed
A-Class	(1,134,594)	(97,229)*
C-Class	(2,140,721)	(1,275,644)*
H-Class	(51,058,359)	(38,542,238)*
Net increase (decrease) in shares	244,576	(33,941)*

*
Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

40 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[a,b,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[c,f]	Year Ended December 31, 2010[c,f]
Per Share Data
Net asset value, beginning of period	$30.75	$54.59	$62.44	$95.64	$124.60	$204.96
Income (loss) from investment operations:
Net investment income (loss)[d]	(.41)	(.69)	(.28)	(1.12)	(1.96)	(3.08)
Net gain (loss) on investments (realized and unrealized)	(10.98)	(23.15)	(7.57)	(32.08)	(27.00)	(77.28)
Total from investment operations	(11.39)	(23.84)	(7.85)	(33.20)	(28.96)	(80.36)
Net asset value, end of period	$19.36	$30.75	$54.59	$62.44	$95.64	$124.60

Total Return[e]	(37.04%)	(43.68%)	(12.56%)	(34.70%)	(23.26%)	(39.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$267	$601	$605	$881	$2,346	$1,045
Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.72%)	(1.72%)	(1.67%)	(1.84%)	(1.66%)
Total expenses	1.82%	1.76%	1.80%	1.78%	1.92%	1.82%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[a,b,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[c,f]	Year Ended December 31, 2010[c,f]
Per Share Data
Net asset value, beginning of period	$27.69	$49.67	$56.90	$88.42	$115.64	$191.24
Income (loss) from investment operations:
Net investment income (loss)[d]	(.56)	(.91)	(.35)	(1.54)	(2.66)	(3.64)
Net gain (loss) on investments (realized and unrealized)	(9.83)	(21.07)	(6.88)	(29.98)	(24.56)	(71.96)
Total from investment operations	(10.39)	(21.98)	(7.23)	(31.52)	(27.22)	(75.60)
Net asset value, end of period	$17.30	$27.69	$49.67	$56.90	$88.42	$115.64

Total Return[e]	(37.52%)	(44.29%)	(12.67%)	(35.63%)	(23.55%)	(39.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,375	$1,346	$1,623	$2,146	$4,084	$3,485
Ratios to average net assets:
Net investment income (loss)	(2.51%)	(2.50%)	(2.38%)	(2.39%)	(2.67%)	(2.41%)
Total expenses	2.55%	2.54%	2.45%	2.50%	2.68%	2.57%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 41

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[a,b,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[c,f]	Year Ended December 31, 2010[c,f]
Per Share Data
Net asset value, beginning of period	$30.72	$54.61	$62.45	$95.88	$124.32	$204.68
Income (loss) from investment operations:
Net investment income (loss)[d]	(.43)	(.70)	(.28)	(1.12)	(2.03)	(2.80)
Net gain (loss) on investments (realized and unrealized)	(10.95)	(23.19)	(7.56)	(32.31)	(26.41)	(77.56)
Total from investment operations	(11.38)	(23.89)	(7.84)	(33.43)	(28.44)	(80.36)
Net asset value, end of period	$19.34	$30.72	$54.61	$62.45	$95.88	$124.32

Total Return[e]	(37.02%)	(43.75%)	(12.56%)	(34.84%)	(22.92%)	(39.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,371	$25,617	$48,728	$29,499	$43,686	$53,747
Ratios to average net assets:
Net investment income (loss)	(1.78%)	(1.75%)	(1.73%)	(1.67%)	(1.86%)	(1.66%)
Total expenses	1.83%	1.78%	1.81%	1.79%	1.93%	1.82%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Reverse Share Split — Per share amounts for the periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]
Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

42 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average. Dow 2x Strategy Fund H-Class returned 17.10% while the Dow Jones Industrial Average returned 10.57% over the same period.

The sectors contributing most to performance of the underlying index for the period were Consumer Discretionary and Financials. Energy and Information Technology detracted most from performance of the underlying index for the period.

Visa, Inc. — Class A, Home Depot, Inc., and UnitedHealth Group, Inc. contributed most to performance of the underlying index for the period. American Express Co., Caterpillar, Inc., and International Business Machines Corp. detracted most from performance of the underlying index for the period.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Goldman Sachs Group, Inc.	1.3%
3M Co.	1.1%
International Business Machines Corp.	1.1%
Boeing Co.	1.0%
Apple, Inc.	0.9%
UnitedHealth Group, Inc.	0.8%
United Technologies Corp.	0.8%
Home Depot, Inc.	0.8%
Travelers Companies, Inc.	0.8%
Chevron Corp.	0.7%
Top Ten Total	9.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	10 Year
A-Class Shares	17.18%	21.60%	7.97%
A-Class Shares with sales charge†	11.60%	20.42%	7.44%
C-Class Shares	16.32%	20.69%	7.17%
C-Class Shares with CDSC‡	15.32%	20.69%	7.17%
H-Class Shares	17.10%	21.54%	7.94%
Dow Jones Industrial Average Index	10.57%	13.23%	8.17%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

44 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2015
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 18.5%

INDUSTRIAL - 3.7%
3M Co.	2,761	$455,427
Boeing Co.	2,761	414,371
United Technologies Corp.	2,761	323,589
Caterpillar, Inc.	2,761	220,963
General Electric Co.	2,761	68,500
Total Industrial		1,482,850

FINANCIAL - 3.5%
Goldman Sachs Group, Inc.	2,761	518,986
Travelers Companies, Inc.	2,761	298,547
American Express Co.	2,761	215,689
Visa, Inc. — Class A	2,868	187,596
JPMorgan Chase & Co.	2,761	167,261
Total Financial		1,388,079

CONSUMER, NON-CYCLICAL - 3.0%
UnitedHealth Group, Inc.	2,761	326,599
Johnson & Johnson	2,761	277,757
Procter & Gamble Co.	2,761	226,236
Merck & Company, Inc.	2,761	158,702
Coca-Cola Co.	2,761	111,959
Pfizer, Inc.	2,761	96,055
Total Consumer, Non-cyclical		1,197,308

CONSUMER, CYCLICAL - 2.7%
Home Depot, Inc.	2,761	313,677
NIKE, Inc. — Class B	2,761	277,011
McDonald’s Corp.	2,761	269,032
Wal-Mart Stores, Inc.	2,761	227,092
Total Consumer, Cyclical		1,086,812

TECHNOLOGY - 2.5%
International Business Machines Corp.	2,761	443,142
Apple, Inc.	2,866	356,616
Microsoft Corp.	2,761	112,248
Intel Corp.	2,761	86,336
Total Technology		998,342

ENERGY - 1.3%
Chevron Corp.	2,761	289,850
Exxon Mobil Corp.	2,761	234,685
Total Energy		524,535

COMMUNICATIONS - 1.3%
Walt Disney Co.	2,761	289,601
Verizon Communications, Inc.	2,761	134,267
Cisco Systems, Inc.	2,761	75,997
Total Communications		499,865

BASIC MATERIALS - 0.5%
EI du Pont de Nemours & Co.	2,761	197,329

Total Common Stocks
(Cost $6,285,635)		7,375,120

	Face Amount

REPURCHASE AGREEMENTS††,1 - 71.6%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$14,583,806	14,583,806
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	8,700,289	8,700,289
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	5,208,502	5,208,502
Total Repurchase Agreements
(Cost $28,492,597)		28,492,597

Total Investments - 90.1%
(Cost $34,778,232)		$35,867,717
Other Assets & Liabilities, net - 9.9%		3,927,241
Total Net Assets - 100.0%		$39,794,958

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $3,450,525)	39	$19,970

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2015
DOW 2x STRATEGY FUND

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/30/152 (Notional Value $56,311,885)	3,168	$201,534
Credit Suisse Capital, LLC April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/28/152 (Notional Value $12,445,689)	700	41,557
(Total Notional Value $68,757,574)		$243,091

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

46 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at value (cost $6,285,635)	$7,375,120
Repurchase agreements, at value (cost $28,492,597)	28,492,597
Total investments (cost $34,778,232)	35,867,717
Segregated cash with broker	7,110,449
Unrealized appreciation on swap agreements	243,091
Receivables:
Fund shares sold	4,882,075
Swap settlement	19,890
Dividends	6,212
Interest	27
Total assets	48,129,461

Liabilities:
Payable for:
Fund shares redeemed	8,195,940
Variation margin	52,856
Management fees	27,744
Distribution and service fees	10,407
Transfer agent and administrative fees	7,707
Portfolio accounting fees	4,624
Miscellaneous	35,225
Total liabilities	8,334,503
Commitments and contingent liabilities (Note 13)	—
Net assets	$39,794,958

Net assets consist of:
Paid in capital	$39,742,693
Accumulated net investment loss	(92,243)
Accumulated net realized loss on investments	(1,208,038)
Net unrealized appreciation on investments	1,352,546
Net assets	$39,794,958

A-Class:
Net assets	$11,920,694
Capital shares outstanding	235,166
Net asset value per share	$50.69
Maximum offering price per share (Net asset value divided by 95.25%)	$53.22

C-Class:
Net assets	$5,463,044
Capital shares outstanding	117,189
Net asset value per share	$46.62

H-Class:
Net assets	$22,411,220
Capital shares outstanding	443,400
Net asset value per share	$50.54

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Dividends	$493,801
Interest	3,048
Total investment income	496,849

Expenses:
Management fees	361,542
Transfer agent and administrative fees	100,430
Distribution and service fees:
A-Class	21,629
C-Class	42,085
H-Class	68,282
Portfolio accounting fees	60,259
Custodian fees	4,680
Trustees’ fees*	2,768
Miscellaneous	100,667
Total expenses	762,342
Net investment loss	(265,493)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,251,116
Swap agreements	4,443,103
Futures contracts	395,829
Net realized gain	8,090,048
Net change in unrealized appreciation (depreciation) on:
Investments	(361,086)
Swap agreements	(14,594)
Futures contracts	(72,971)
Net change in unrealized appreciation (depreciation)	(448,651)
Net realized and unrealized gain	7,641,397
Net increase in net assets resulting from operations	$7,375,904

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 47

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(265,493)	$(274,754)
Net realized gain on investments	8,090,048	7,145,269
Net change in unrealized appreciation (depreciation) on investments	(448,651)	1,190,832
Net increase in net assets resulting from operations	7,375,904	8,061,347

Capital share transactions:
Proceeds from sale of shares
A-Class	25,797,007	27,651,785
C-Class	47,402,464	57,695,802
H-Class	709,488,815	863,122,189
Cost of shares redeemed
A-Class	(21,761,624)	(27,098,643)
C-Class	(46,803,435)	(58,022,532)
H-Class	(720,741,797)	(888,233,533)
Net decrease from capital share transactions	(6,618,570)	(24,884,932)
Net increase (decrease) in net assets	757,334	(16,823,585)

Net assets:
Beginning of year	39,037,624	55,861,209
End of year	$39,794,958	$39,037,624
Accumulated net investment loss at end of year	$(92,243)	$(37,259)

Capital share activity:
Shares sold
A-Class	533,029	735,591
C-Class	1,091,481	1,614,120
H-Class	15,290,610	23,223,683
Shares redeemed
A-Class	(449,631)	(725,168)
C-Class	(1,079,507)	(1,624,329)
H-Class	(15,501,832)	(23,985,252)
Net decrease in shares	(115,850)	(761,355)

48 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$43.26	$33.64	$27.14	$23.31	$21.48	$17.53
Income (loss) from investment operations:
Net investment income (loss)[c]	(.32)	(.29)	(.06)	(.29)	(.14)	— [d]
Net gain (loss) on investments (realized and unrealized)	7.75	9.91	6.56	4.12	1.98	3.95
Total from investment operations	7.43	9.62	6.50	3.83	1.84	3.95
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Net asset value, end of period	$50.69	$43.26	$33.64	$27.14	$23.31	$21.48

Total Return[e]	17.18%	28.60%	23.95%	16.43%	8.55%	22.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,921	$6,566	$4,755	$3,574	$4,267	$3,708
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.75%)	(0.77%)	(1.12%)	(0.63%)	0.02%
Total expenses	1.81%	1.76%	1.77%	1.78%	1.92%	1.81%
Portfolio turnover rate	1,236%	3,338%	979%	15,091%	7,150%	108%

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$40.08	$31.39	$25.37	$21.95	$20.41	$16.77
Income (loss) from investment operations:
Net investment income (loss)[c]	(.60)	(.52)	(.11)	(.46)	(.30)	(.14)
Net gain (loss) on investments (realized and unrealized)	7.14	9.21	6.13	3.88	1.85	3.78
Total from investment operations	6.54	8.69	6.02	3.42	1.55	3.64
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Net asset value, end of period	$46.62	$40.08	$31.39	$25.37	$21.95	$20.41

Total Return[e]	16.32%	27.68%	23.73%	15.63%	7.58%	21.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,463	$4,217	$3,623	$2,249	$2,562	$3,420
Ratios to average net assets:
Net investment income (loss)	(1.38%)	(1.44%)	(1.57%)	(1.89%)	(1.40%)	(0.78%)
Total expenses	2.57%	2.50%	2.53%	2.54%	2.67%	2.56%
Portfolio turnover rate	1,236%	3,338%	979%	15,091%	7,150%	108%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 49

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$43.16	$33.53	$27.05	$23.26	$21.45	$17.53
Income (loss) from investment operations:
Net investment income (loss)[c]	(.26)	(.28)	(.06)	(.27)	(.10)	(.02)
Net gain (loss) on investments (realized and unrealized)	7.64	9.91	6.54	4.06	1.92	3.94
Total from investment operations	7.38	9.63	6.48	3.79	1.82	3.92
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Net asset value, end of period	$50.54	$43.16	$33.53	$27.05	$23.26	$21.45

Total Return[e]	17.10%	28.72%	23.96%	16.34%	8.42%	22.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,411	$28,254	$47,483	$17,151	$28,243	$41,776
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(0.73%)	(0.85%)	(1.02%)	(0.42%)	(0.11%)
Total expenses	1.82%	1.77%	1.79%	1.79%	1.92%	1.81%
Portfolio turnover rate	1,236%	3,338%	979%	15,091%	7,150%	108%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges.

50 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average. Inverse Dow 2x Strategy Fund H-Class returned -22.86% while the Dow Jones Industrial Average returned 10.57% over the same period.

The sectors contributing most to performance of the underlying index for the period were Consumer Discretionary and Financials. Energy and Information Technology detracted most from performance of the underlying index for the period.

Visa, Inc. — Class A, Home Depot, Inc., and UnitedHealth Group, Inc. contributed most to performance of the underlying index for the period. American Express Co., Caterpillar, Inc., and International Business Machines Corp. detracted most from performance of the underlying index for the period.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	10 Year
A-Class Shares	-22.85%	-28.42%	-20.82%
A-Class Shares with sales charge†	-26.51%	-29.11%	-21.21%
C-Class Shares	-23.45%	-29.01%	-21.45%
C-Class Shares with CDSC‡	-24.22%	-29.01%	-21.45%
H-Class Shares	-22.86%	-28.39%	-20.80%
Dow Jones Industrial Average Index	10.57%	13.23%	8.17%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

52 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2015
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 70.9%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$3,448,731	$3,448,731
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	2,057,415	2,057,415
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	1,231,690	1,231,690
Total Repurchase Agreements
(Cost $6,737,836)		6,737,836

Total Investments - 70.9%
(Cost $6,737,836)		$6,737,836
Other Assets & Liabilities, net - 29.1%		2,765,881
Total Net Assets - 100.0%		$9,503,717

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $88,475)	1	$(458)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/30/152 (Notional Value $4,273,924)	240	$(16,024)
Credit Suisse Capital, LLC April 2015 Dow Jones Industrial Average Index Swap, Terminating 04/28/152 (Notional Value $14,626,749)	823	(53,809)
(Total Notional Value $18,900,673)		$(69,833)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 53

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Repurchase agreements, at value (cost $6,737,836)	$6,737,836
Segregated cash with broker	3,016,787
Receivables:
Fund shares sold	774,381
Variation margin	1,212
Interest	6
Total assets	10,530,222

Liabilities:
Unrealized depreciation on swap agreements	69,833
Payable for:
Fund shares redeemed	880,447
Swap settlement	47,236
Management fees	7,878
Distribution and service fees	2,852
Transfer agent and administrative fees	2,188
Portfolio accounting fees	1,313
Miscellaneous	14,758
Total liabilities	1,026,505
Commitments and contingent liabilities (Note 13)	—
Net assets	$9,503,717

Net assets consist of:
Paid in capital	$80,605,298
Accumulated net investment loss	(45,321)
Accumulated net realized loss on investments	(70,985,969)
Net unrealized depreciation on investments	(70,291)
Net assets	$9,503,717

A-Class:
Net assets	$1,345,505
Capital shares outstanding	44,318
Net asset value per share	$30.36
Maximum offering price per share (Net asset value divided by 95.25%)	$31.87

C-Class:
Net assets	$794,818
Capital shares outstanding	28,654
Net asset value per share	$27.74

H-Class:
Net assets	$7,363,394
Capital shares outstanding	241,879
Net asset value per share	$30.44

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Interest	$1,831
Total investment income	1,831

Expenses:
Management fees	109,579
Transfer agent and administrative fees	30,440
Distribution and service fees:
A-Class	3,020
C-Class	12,534
H-Class	24,289
Portfolio accounting fees	18,265
Custodian fees	1,422
Trustees’ fees*	904
Miscellaneous	32,419
Total expenses	232,872
Net investment loss	(231,041)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(2,463,095)
Futures contracts	(216,886)
Net realized loss	(2,679,981)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	32,712
Futures contracts	(458)
Net change in unrealized appreciation (depreciation)	32,254
Net realized and unrealized loss	(2,647,727)
Net decrease in net assets resulting from operations	$(2,878,768)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(231,041)	$(266,214)
Net realized loss on investments	(2,679,981)	(6,487,959)
Net change in unrealized appreciation (depreciation) on investments	32,254	(49,458)
Net decrease in net assets resulting from operations	(2,878,768)	(6,803,631)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,528,044	26,360,789
C-Class	60,628,687	71,708,822
H-Class	309,035,990	630,653,638
Cost of shares redeemed
A-Class	(5,646,090)	(25,856,224)
C-Class	(60,451,363)	(71,472,254)
H-Class	(305,814,201)	(626,498,632)
Net increase from capital share transactions	4,281,067	4,896,139
Net increase (decrease) in net assets	1,402,299	(1,907,492)

Net assets:
Beginning of year	8,101,418	10,008,910
End of year	$9,503,717	$8,101,418
Accumulated net investment loss at end of year	$(45,321)	$(43,105)

Capital share activity:
Shares sold
A-Class	200,102	551,324 *
C-Class	1,910,835	1,691,476 *
H-Class	8,803,209	13,059,398 *
Shares redeemed
A-Class	(176,593)	(541,131)*
C-Class	(1,904,333)	(1,687,054)*
H-Class	(8,725,533)	(13,048,783)*
Net increase in shares	107,687	25,230 *

*
Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 55

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Period Ended March 28, 2013[a,b,e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$39.35	$55.42	$69.97	$90.55	$125.20	$180.57
Income (loss) from investment operations:
Net investment income (loss)[c]	(.61)	(.81)	(.28)	(1.33)	(2.03)	(2.66)
Net gain (loss) on investments (realized and unrealized)	(8.38)	(15.26)	(14.27)	(19.25)	(32.62)	(52.71)
Total from investment operations	(8.99)	(16.07)	(14.55)	(20.58)	(34.65)	(55.37)
Net asset value, end of period	$30.36	$39.35	$55.42	$69.97	$90.55	$125.20

Total Return[d]	(22.85%)	(29.02%)	(20.80%)	(22.66%)	(27.68%)	(30.70%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,346	$819	$588	$863	$2,027	$1,752
Ratios to average net assets:
Net investment income (loss)	(1.81%)	(1.73%)	(1.69%)	(1.68%)	(1.85%)	(1.65%)
Total expenses	1.82%	1.75%	1.76%	1.79%	1.92%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Period Ended March 28, 2013[a,b,e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$36.24	$51.52	$65.19	$85.03	$118.59	$172.32
Income (loss) from investment operations:
Net investment income (loss)[c]	(.79)	(1.07)	(.35)	(1.75)	(2.66)	(3.64)
Net gain (loss) on investments (realized and unrealized)	(7.71)	(14.21)	(13.32)	(18.09)	(30.90)	(50.09)
Total from investment operations	(8.50)	(15.28)	(13.67)	(19.84)	(33.56)	(53.73)
Net asset value, end of period	$27.74	$36.24	$51.52	$65.19	$85.03	$118.59

Total Return[d]	(23.45%)	(29.66%)	(20.95%)	(23.31%)	(28.34%)	(31.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$795	$803	$913	$784	$1,245	$1,567
Ratios to average net assets:
Net investment income (loss)	(2.58%)	(2.45%)	(2.49%)	(2.42%)	(2.60%)	(2.40%)
Total expenses	2.60%	2.47%	2.57%	2.53%	2.67%	2.56%
Portfolio turnover rate	—	—	—	—	—	—

56 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Period Ended March 28, 2013[a,b,e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]	Year Ended December 31, 2010[e]
Per Share Data
Net asset value, beginning of period	$39.46	$55.39	$69.76	$90.53	$125.33	$180.68
Income (loss) from investment operations:
Net investment income (loss)[c]	(.63)	(.81)	(.28)	(1.26)	(2.03)	(2.66)
Net gain (loss) on investments (realized and unrealized)	(8.39)	(15.12)	(14.09)	(19.51)	(32.77)	(52.69)
Total from investment operations	(9.02)	(15.93)	(14.37)	(20.77)	(34.80)	(55.35)
Net asset value, end of period	$30.44	$39.46	$55.39	$69.76	$90.53	$125.33

Total Return[d]	(22.86%)	(28.73%)	(20.66%)	(22.89%)	(27.77%)	(30.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,363	$6,480	$8,507	$9,617	$10,765	$25,404
Ratios to average net assets:
Net investment income (loss)	(1.82%)	(1.75%)	(1.71%)	(1.67%)	(1.85%)	(1.66%)
Total expenses	1.84%	1.77%	1.79%	1.79%	1.92%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]
Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index. Russell 2000® 2x Strategy Fund H-Class returned 11.52%, while the Russell 2000 Index returned 8.21% over the same period.

Among sectors, the biggest performance contributors to the underlying index during the period were Health Care and Financials. The Energy sector detracted most from return, followed by the Materials sector.

Qorvo, Inc., InterMune, Inc., and Puma Biotechnology, Inc., were the largest contributors to performance of the underlying index for the year. CARBO Ceramics, Inc., Civeo Corp., and GT Advanced Technologies, Inc. were the leading detractors from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Qorvo, Inc.	0.4%
Isis Pharmaceuticals, Inc.	0.3%
Puma Biotechnology, Inc.	0.2%
Office Depot, Inc.	0.2%
Ultimate Software Group, Inc.	0.2%
JetBlue Airways Corp.	0.2%
Brunswick Corp.	0.2%
Graphic Packaging Holding Co.	0.2%
DexCom, Inc.	0.2%
MAXIMUS, Inc.	0.2%
Top Ten Total	2.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

58 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	Since Inception (05/31/06)
A-Class Shares	11.52%	22.09%	4.49%
A-Class Shares with sales charge†	6.22%	20.90%	3.91%
C-Class Shares	10.71%	21.23%	3.72%
C-Class Shares with CDSC‡	9.71%	21.23%	3.72%
H-Class Shares	11.52%	22.05%	4.47%
Russell 2000 Index	8.21%	14.57%	7.92%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 60.8%

FINANCIAL - 14.5%
LaSalle Hotel Properties	5,071	$197,077
Investors Bancorp, Inc.	16,295	190,977
Highwoods Properties, Inc.	4,101	187,745
RLJ Lodging Trust	5,955	186,451
CubeSmart	7,371	178,010
First American Financial Corp.	4,858	173,333
Prosperity Bancshares, Inc.	3,171	166,414
Stifel Financial Corp.*	2,979	166,078
CNO Financial Group, Inc.	9,342	160,870
EPR Properties	2,599	156,019
Sunstone Hotel Investors, Inc.	9,350	155,865
Webster Financial Corp.	4,108	152,201
Sovran Self Storage, Inc.	1,612	151,431
Pebblebrook Hotel Trust	3,244	151,073
Strategic Hotels & Resorts, Inc.*	12,141	150,913
MGIC Investment Corp.*	15,399	148,293
Radian Group, Inc.	8,689	145,888
Sun Communities, Inc.	2,183	145,650
GEO Group, Inc.	3,304	144,517
FirstMerit Corp.	7,522	143,369
Bank of the Ozarks, Inc.	3,859	142,512
MarketAxess Holdings, Inc.	1,714	142,091
Medical Properties Trust, Inc.	9,432	139,028
Umpqua Holdings Corp.	7,579	130,208
DCT Industrial Trust, Inc.	3,742	129,698
Colony Capital, Inc. — Class A	4,883	126,566
Primerica, Inc.	2,483	126,385
DiamondRock Hospitality Co.	8,900	125,757
PRA Group, Inc.*	2,276	123,632
Healthcare Realty Trust, Inc.	4,368	121,343
National Health Investors, Inc.	1,701	120,788
Ryman Hospitality Properties, Inc.	1,975	120,297
United Bankshares, Inc.	3,143	118,114
Susquehanna Bancshares, Inc.	8,535	117,015
Janus Capital Group, Inc.	6,802	116,926
PrivateBancorp, Inc. — Class A	3,259	114,619
First Citizens BancShares, Inc. — Class A	436	113,225
Hancock Holding Co.	3,742	111,736
Acadia Realty Trust	3,092	107,848
First Industrial Realty Trust, Inc.	5,010	107,364
Cousins Properties, Inc.	10,010	106,106
WisdomTree Investments, Inc.	4,894	105,025
FNB Corp.	7,897	103,767
Cathay General Bancorp	3,621	103,017
RLI Corp.	1,955	102,461
Western Alliance Bancorporation*	3,432	101,724
BancorpSouth, Inc.	4,368	101,425
Wintrust Financial Corp.	2,118	100,986
Texas Capital Bancshares, Inc.*	2,075	100,949
Washington Federal, Inc.	4,610	100,522
Hudson Pacific Properties, Inc.	2,970	98,574
American Equity Investment Life Holding Co.	3,380	98,459
Financial Engines, Inc.1	2,339	97,840
Valley National Bancorp	10,316	97,383
New Residential Investment Corp.	6,412	96,372
Alexander & Baldwin, Inc.	2,216	95,687
DuPont Fabros Technology, Inc.	2,901	94,805
MB Financial, Inc.	3,019	94,525
Lexington Realty Trust	9,352	91,930
UMB Financial Corp.	1,716	90,759
IBERIABANK Corp.	1,428	90,007
Sabra Health Care REIT, Inc.	2,680	88,842
Invesco Mortgage Capital, Inc.	5,599	86,952
EastGroup Properties, Inc.	1,423	85,579
Blackhawk Network Holdings, Inc.*	2,392	85,562
Kennedy-Wilson Holdings, Inc.	3,268	85,426
WageWorks, Inc.*	1,598	85,221
Glacier Bancorp, Inc.	3,387	85,183
Chambers Street Properties	10,782	84,962
Chesapeake Lodging Trust	2,496	84,440
Washington Real Estate Investment Trust	3,031	83,747
Home BancShares, Inc.	2,462	83,437
Capitol Federal Financial, Inc.	6,510	81,376
First Financial Bankshares, Inc.	2,911	80,460
Symetra Financial Corp.	3,428	80,421
Equity One, Inc.	2,989	79,776
Hatteras Financial Corp.	4,390	79,722
Empire State Realty Trust, Inc. — Class A	4,168	78,400
AmTrust Financial Services, Inc.	1,366	77,842
Mack-Cali Realty Corp.	4,033	77,756
Evercore Partners, Inc. — Class A	1,504	77,697
Kemper Corp.	1,985	77,336
New York REIT, Inc.	7,378	77,321
CVB Financial Corp.	4,817	76,783
Old National Bancorp	5,357	76,016
Columbia Banking System, Inc.	2,609	75,583
Retail Opportunity Investments Corp.	4,105	75,122
South State Corp.	1,098	75,091
BGC Partners, Inc. — Class A	7,927	74,910
Education Realty Trust, Inc.	2,116	74,863
EverBank Financial Corp.	4,146	74,752
Trustmark Corp.	3,067	74,467
Selective Insurance Group, Inc.	2,556	74,251
Potlatch Corp.	1,847	73,954
PS Business Parks, Inc.	885	73,490
LTC Properties, Inc.	1,584	72,864
Pennsylvania Real Estate Investment Trust	3,126	72,617
Pinnacle Financial Partners, Inc.	1,618	71,936
PennyMac Mortgage Investment Trust	3,365	71,641
Government Properties Income Trust	3,105	70,949
Ellie Mae, Inc.*	1,279	70,741
American Assets Trust, Inc.	1,630	70,546
Redwood Trust, Inc.	3,775	67,459
Hilltop Holdings, Inc.*	3,415	66,388

60 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Aircastle Ltd.	2,940	$66,033
CYS Investments, Inc.	7,371	65,676
Argo Group International Holdings Ltd.	1,308	65,597
Community Bank System, Inc.	1,849	65,436
Ramco-Gershenson Properties Trust	3,513	65,342
FelCor Lodging Trust, Inc.	5,650	64,919
Associated Estates Realty Corp.	2,617	64,588
International Bancshares Corp.	2,474	64,397
Montpelier Re Holdings Ltd.	1,666	64,041
BofI Holding, Inc.*	684	63,639
Horace Mann Educators Corp.	1,851	63,304
Parkway Properties, Inc.	3,579	62,096
National Penn Bancshares, Inc.	5,639	60,732
STAG Industrial, Inc.	2,574	60,540
Gramercy Property Trust, Inc.	2,120	59,494
First Midwest Bancorp, Inc.	3,422	59,440
Hersha Hospitality Trust	9,127	59,052
Springleaf Holdings, Inc.*	1,115	57,724
Credit Acceptance Corp.*	294	57,330
HFF, Inc. — Class A	1,494	56,085
Physicians Realty Trust	3,182	56,035
PHH Corp.*	2,316	55,978
Sterling Bancorp	4,122	55,277
Enstar Group Ltd.*	388	55,042
Summit Hotel Properties, Inc.	3,892	54,760
Altisource Residential Corp.	2,597	54,173
Home Loan Servicing Solutions Ltd.	3,230	53,424
St. Joe Co.*	2,875	53,360
Franklin Street Properties Corp.	4,092	52,459
BBCN Bancorp, Inc.	3,615	52,309
Westamerica Bancorporation	1,195	51,636
ARMOUR Residential REIT, Inc.	16,245	51,497
Capstead Mortgage Corp.	4,357	51,282
Provident Financial Services, Inc.	2,741	51,121
Astoria Financial Corp.	3,940	51,023
Northwest Bancshares, Inc.	4,305	51,014
Chatham Lodging Trust	1,734	50,997
Greenhill & Company, Inc.	1,284	50,911
Eagle Bancorp, Inc.*	1,323	50,804
Independent Bank Corp.	1,157	50,759
iStar Financial, Inc.*	3,861	50,193
Park National Corp.	582	49,796
NBT Bancorp, Inc.	1,986	49,769
Ambac Financial Group, Inc.*	2,046	49,513
Encore Capital Group, Inc.*	1,169	48,619
WesBanco, Inc.	1,487	48,446
Essent Group Ltd.*	2,021	48,322
Simmons First National Corp. — Class A	1,036	47,107
Investment Technology Group, Inc.*	1,550	46,981
First Financial Bancorp	2,626	46,769
Chemical Financial Corp.	1,491	46,758
Union Bankshares Corp.	2,104	46,730
CyrusOne, Inc.	1,496	46,556
CoreSite Realty Corp.	956	46,538
Starwood Waypoint Residential Trust	1,780	46,013
Apollo Commercial Real Estate Finance, Inc.	2,647	45,475
Nelnet, Inc. — Class A	946	44,765
Terreno Realty Corp.	1,946	44,369
Boston Private Financial Holdings, Inc.	3,639	44,214
LegacyTexas Financial Group, Inc.	1,911	43,437
Renasant Corp.	1,432	43,032
United Community Banks, Inc.	2,273	42,914
Infinity Property & Casualty Corp.	523	42,912
Alexander’s, Inc.	93	42,462
Inland Real Estate Corp.	3,969	42,429
Kite Realty Group Trust	1,496	42,142
S&T Bancorp, Inc.	1,484	42,116
Virtus Investment Partners, Inc.	322	42,108
Select Income REIT	1,674	41,834
American Capital Mortgage Investment Corp.	2,326	41,775
Rexford Industrial Realty, Inc.	2,608	41,232
Greenlight Capital Re Ltd. — Class A*	1,287	40,927
Banner Corp.	891	40,897
Stewart Information Services Corp.	976	39,665
AMERISAFE, Inc.	844	39,035
Excel Trust, Inc.	2,780	38,976
Piper Jaffray Cos.*	739	38,768
First Merchants Corp.	1,639	38,582
First Commonwealth Financial Corp.	4,278	38,502
Employers Holdings, Inc.	1,426	38,488
Investors Real Estate Trust	5,095	38,213
Navigators Group, Inc.*	476	37,052
New York Mortgage Trust, Inc.	4,772	37,031
Third Point Reinsurance Ltd.*	2,582	36,535
Tompkins Financial Corp.	676	36,403
Ameris Bancorp	1,374	36,260
Universal Insurance Holdings, Inc.	1,416	36,235
Cohen & Steers, Inc.	882	36,118
Safety Insurance Group, Inc.	590	35,253
Ashford Hospitality Trust, Inc.	3,594	34,574
Maiden Holdings Ltd.	2,274	33,723
City Holding Co.	713	33,532
STORE Capital Corp.	1,434	33,484
State Bank Financial Corp.	1,593	33,453
OFG Bancorp	2,048	33,423
Aviv REIT, Inc.	894	32,631
Brookline Bancorp, Inc.	3,209	32,250
Northfield Bancorp, Inc.	2,160	32,011
Rouse Properties, Inc.	1,688	32,004
Wilshire Bancorp, Inc.	3,196	31,864
First Potomac Realty Trust	2,672	31,770
Berkshire Hills Bancorp, Inc.	1,141	31,606
TowneBank	1,962	31,549
Southside Bancshares, Inc.	1,090	31,272
Universal Health Realty Income Trust	552	31,050
WSFS Financial Corp.	406	30,706

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Hanmi Financial Corp.	1,448	$30,625
Lakeland Financial Corp.	753	30,557
Oritani Financial Corp.	2,080	30,264
National General Holdings Corp.	1,615	30,201
Sandy Spring Bancorp, Inc.	1,140	29,902
United Fire Group, Inc.	939	29,832
TrustCo Bank Corp. NY	4,307	29,632
First BanCorp*	4,743	29,407
Cardinal Financial Corp.	1,454	29,051
Cass Information Systems, Inc.	517	29,024
Cedar Realty Trust, Inc.	3,857	28,889
Capital Bank Financial Corp. — Class A*	1,044	28,825
Western Asset Mortgage Capital Corp.1	1,897	28,607
Customers Bancorp, Inc.*	1,161	28,282
Monmouth Real Estate Investment Corp.	2,544	28,264
Urstadt Biddle Properties, Inc. — Class A	1,218	28,087
United Financial Bancorp, Inc.	2,239	27,831
Walter Investment Management Corp.*	1,713	27,665
Flushing Financial Corp.	1,375	27,596
Cowen Group, Inc. — Class A*	5,247	27,284
FBL Financial Group, Inc. — Class A	440	27,284
Resource Capital Corp.	5,877	26,682
Silver Bay Realty Trust Corp.	1,648	26,632
American Residential Properties, Inc.*	1,462	26,301
Agree Realty Corp.	796	26,244
World Acceptance Corp.*	358	26,105
National Western Life Insurance Co. — Class A	101	25,684
RAIT Financial Trust	3,731	25,595
Washington Trust Bancorp, Inc.	667	25,473
Saul Centers, Inc.	443	25,340
KCG Holdings, Inc. — Class A*	2,050	25,133
Forestar Group, Inc.*	1,588	25,043
TriCo Bancshares	1,024	24,709
Anworth Mortgage Asset Corp.	4,817	24,519
Arlington Asset Investment Corp. — Class A	1,014	24,397
Acacia Research Corp.	2,277	24,364
AG Mortgage Investment Trust, Inc.	1,290	24,304
Dime Community Bancshares, Inc.	1,491	24,005
QTS Realty Trust, Inc. — Class A	652	23,739
Community Trust Bancorp, Inc.	710	23,544
Heritage Financial Corp.	1,373	23,341
Heartland Financial USA, Inc.	715	23,330
Apollo Residential Mortgage, Inc.	1,456	23,223
Stock Yards Bancorp, Inc.	667	22,965
First Interstate BancSystem, Inc. — Class A	821	22,840
Enova International, Inc.*	1,139	22,427
First NBC Bank Holding Co.*	679	22,393
Bryn Mawr Bank Corp.	736	22,382
First Busey Corp.	3,298	22,064
GAMCO Investors, Inc. — Class A	281	22,061
1st Source Corp.	681	21,881
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,196	21,863
Getty Realty Corp.	1,162	21,148
Dynex Capital, Inc.	2,487	21,065
Campus Crest Communities, Inc.	2,942	21,065
International. FCStone, Inc.*	701	20,841
GFI Group, Inc.	3,485	20,666
OM Asset Management plc	1,098	20,467
Waterstone Financial, Inc.	1,565	20,095
CoBiz Financial, Inc.	1,630	20,082
ConnectOne Bancorp, Inc.	1,027	19,985
Diamond Hill Investment Group, Inc.	124	19,840
Lakeland Bancorp, Inc.	1,723	19,815
Westwood Holdings Group, Inc.	325	19,598
Meadowbrook Insurance Group, Inc.	2,278	19,363
CenterState Banks, Inc.	1,617	19,258
Federated National Holding Co.	628	19,217
BancFirst Corp.	312	19,026
Yadkin Financial Corp.*	925	18,778
First Financial Corp.	522	18,735
Banc of California, Inc.	1,504	18,514
HomeStreet, Inc.*	1,009	18,485
Great Western Bancorp, Inc.	834	18,356
MainSource Financial Group, Inc.	930	18,265
Ashford Hospitality Prime, Inc.	1,089	18,263
Enterprise Financial Services Corp.	872	18,016
Great Southern Bancorp, Inc.	456	17,962
Central Pacific Financial Corp.	777	17,848
HCI Group, Inc.	388	17,798
Metro Bancorp, Inc.	634	17,479
CareTrust REIT, Inc.	1,281	17,370
Ladenburg Thalmann Financial Services, Inc.*	4,486	17,316
NMI Holdings, Inc. — Class A*	2,298	17,212
Gladstone Commercial Corp.	923	17,177
Hudson Valley Holding Corp.	670	17,125
Blue Hills Bancorp, Inc.*	1,294	17,107
German American Bancorp, Inc.	581	17,099
United Insurance Holdings Corp.	757	17,033
Clifton Bancorp, Inc.	1,204	16,988
State Auto Financial Corp.	688	16,712
Peoples Bancorp, Inc.	702	16,595
Beneficial Bancorp, Inc.*	1,466	16,551
BNC Bancorp	909	16,453
Whitestone REIT — Class B	1,018	16,166
Southwest Bancorp, Inc.	900	16,011
First Bancorp	896	15,734
RE/MAX Holdings, Inc. — Class A	472	15,675
OneBeacon Insurance Group Ltd. — Class A	1,030	15,666
Independent Bank Group, Inc.	401	15,603
Bank Mutual Corp.	2,118	15,504
Pacific Premier Bancorp, Inc.*	940	15,219
HomeTrust Bancshares, Inc.*	947	15,124
Mercantile Bank Corp.	765	14,956
Peapack Gladstone Financial Corp.	687	14,839
Peoples Financial Services Corp.	328	14,717

62 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

CorEnergy Infrastructure Trust, Inc.	2,115	$14,657
Univest Corporation of Pennsylvania	738	14,605
Financial Institutions, Inc.	630	14,446
First Defiance Financial Corp.	440	14,441
West Bancorporation, Inc.	726	14,440
Park Sterling Corp.	2,032	14,427
Ares Commercial Real Estate Corp.	1,299	14,354
NewStar Financial, Inc.*	1,215	14,252
Preferred Bank/Los Angeles CA	517	14,202
Caesars Acquisition Co. — Class A*	2,078	14,130
Bank of Kentucky Financial Corp.	285	13,979
First of Long Island Corp.	548	13,974
Walker & Dunlop, Inc.*	781	13,847
One Liberty Properties, Inc.	559	13,651
NewBridge Bancorp	1,530	13,648
Marcus & Millichap, Inc.*	363	13,605
Bancorp, Inc.*	1,504	13,581
Stonegate Bank	449	13,555
Arrow Financial Corp.	498	13,521
Flagstar Bancorp, Inc.*	924	13,407
Independent Bank Corp.	1,042	13,369
Federal Agricultural Mortgage Corp. — Class C	474	13,362
Bank of Marin Bancorp	260	13,234
Bridge Bancorp, Inc.	510	13,173
First Community Bancshares, Inc.	745	13,060
Camden National Corp.	326	12,988
Ladder Capital Corp. — Class A	692	12,809
Phoenix Companies, Inc.*	254	12,697
Fidelity Southern Corp.	752	12,694
Seacoast Banking Corporation of Florida*	881	12,572
United Community Financial Corp.	2,301	12,563
Talmer Bancorp, Inc. — Class A	813	12,451
Citizens, Inc.*,1	2,000	12,320
Meridian Bancorp, Inc.*	925	12,182
Armada Hoffler Properties, Inc.	1,135	12,099
Suffolk Bancorp	507	12,046
Altisource Asset Management Corp.*	64	11,848
Bridge Capital Holdings*	446	11,645
Citizens & Northern Corp.	565	11,402
Guaranty Bancorp	670	11,363
First Connecticut Bancorp, Inc.	730	11,220
CNB Financial Corp.	657	11,182
Consolidated-Tomoka Land Co.	187	11,156
BankFinancial Corp.	846	11,116
On Deck Capital, Inc.*	521	11,092
State National Companies, Inc.	1,113	11,074
Meta Financial Group, Inc.	278	11,045
Crawford & Co. — Class B	1,273	10,998
Fidelity & Guaranty Life	513	10,876
Oppenheimer Holdings, Inc. — Class A	462	10,839
Pacific Continental Corp.	819	10,827
Republic Bancorp, Inc. — Class A	437	10,807
FRP Holdings, Inc.*	292	10,629
OceanFirst Financial Corp.	609	10,517
TriState Capital Holdings, Inc.*	1,004	10,512
Calamos Asset Management, Inc. — Class A	775	10,424
Anchor BanCorp Wisconsin, Inc.*	299	10,384
CU Bancorp*	454	10,329
PennyMac Financial Services, Inc. — Class A*	608	10,318
Gain Capital Holdings, Inc.	1,055	10,307
Penns Woods Bancorp, Inc.	208	10,173
CatchMark Timber Trust, Inc. — Class A	867	10,161
Moelis & Co. — Class A	336	10,120
Easterly Government Properties, Inc.*	626	10,047
Global Indemnity plc — Class A*	359	9,962
Baldwin & Lyons, Inc. — Class B	422	9,900
Horizon Bancorp	410	9,590
UMH Properties, Inc.	943	9,496
Ames National Corp.	375	9,319
Atlas Financial Holdings, Inc.*	522	9,224
Fox Chase Bancorp, Inc.	548	9,223
Territorial Bancorp, Inc.	387	9,195
National Bankshares, Inc.	304	9,071
Sierra Bancorp	538	8,985
Charter Financial Corp.	776	8,924
MidWestOne Financial Group, Inc.	306	8,822
National Interstate Corp.	314	8,817
Kearny Financial Corp.*	637	8,650
Heritage Commerce Corp.	947	8,646
American National Bankshares, Inc.	381	8,603
FBR & Co.*	364	8,412
Square 1 Financial, Inc. — Class A*	313	8,379
Heritage Oaks Bancorp	992	8,244
Manning & Napier, Inc. — Class A	603	7,845
Altisource Portfolio Solutions S.A.*,1	603	7,761
First Financial Northwest, Inc.	627	7,743
Kansas City Life Insurance Co.	168	7,716
Marlin Business Services Corp.	381	7,631
Capital City Bank Group, Inc.	469	7,621
Northrim BanCorp, Inc.	310	7,607
eHealth, Inc.*	807	7,570
First Business Financial Services, Inc.	174	7,524
EMC Insurance Group, Inc.	222	7,504
Owens Realty Mortgage, Inc.	488	7,310
Sun Bancorp, Inc.*	386	7,299
First Bancorp, Inc.	416	7,259
Opus Bank	234	7,226
Regional Management Corp.*	486	7,173
Stonegate Mortgage Corp.*	649	7,022
Enterprise Bancorp, Inc.	328	6,970
Heritage Insurance Holdings, Inc.*	313	6,889
Hallmark Financial Services, Inc.*	644	6,826
BBX Capital Corp. — Class A*	362	6,733
Consumer Portfolio Services, Inc.*	955	6,675
Cascade Bancorp*	1,375	6,600
Merchants Bancshares, Inc.	223	6,505

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Macatawa Bank Corp.	1,191	$6,372
Trade Street Residential, Inc.	844	6,043
Century Bancorp, Inc. — Class A	152	6,034
Donegal Group, Inc. — Class A	367	5,769
Old Line Bancshares, Inc.	363	5,735
JG Wentworth Co. — Class A*	536	5,569
MidSouth Bancorp, Inc.	361	5,325
CommunityOne Bancorp*	525	5,166
Republic First Bancorp, Inc.*	1,369	4,969
Triumph Bancorp, Inc.*	349	4,767
Pzena Investment Management, Inc. — Class A	518	4,750
Independence Holding Co.	346	4,702
RCS Capital Corp. — Class A	429	4,565
FXCM, Inc. — Class A1	2,073	4,415
Ashford, Inc.*	35	4,157
Nicholas Financial, Inc.*	295	4,133
Palmetto Bancshares, Inc.	193	3,667
Higher One Holdings, Inc.*	1,492	3,611
Silvercrest Asset Management Group, Inc. — Class A	251	3,577
Fifth Street Asset Management, Inc.	272	3,065
Trupanion, Inc.*	373	2,984
Medley Management, Inc. — Class A	260	2,857
Hampton Roads Bankshares, Inc.*	1,503	2,841
Great Ajax Corp.*	194	2,819
ServisFirst Bancshares, Inc.	85	2,804
C1 Financial, Inc.*	148	2,775
Green Bancorp, Inc.*	214	2,393
CIFC Corp.	260	1,989
Total Financial		19,604,774

CONSUMER, NON-CYCLICAL - 13.5%
Isis Pharmaceuticals, Inc.*	5,330	339,360
Puma Biotechnology, Inc.*	1,115	263,263
DexCom, Inc.*	3,408	212,454
West Pharmaceutical Services, Inc.	3,214	193,515
WEX, Inc.*	1,761	189,061
STERIS Corp.	2,688	188,886
Team Health Holdings, Inc.*	3,195	186,939
WellCare Health Plans, Inc.*	1,996	182,554
Cepheid*	3,170	180,373
PAREXEL International Corp.*	2,587	178,477
HealthSouth Corp.	4,007	177,751
United Natural Foods, Inc.*	2,258	173,956
Receptos, Inc.*	995	164,065
TreeHouse Foods, Inc.*	1,914	162,729
Deluxe Corp.	2,277	157,750
Neurocrine Biosciences, Inc.*	3,828	152,011
Impax Laboratories, Inc.*	3,185	149,281
Pacira Pharmaceuticals, Inc.*	1,622	144,114
Acadia Healthcare Company, Inc.*	1,945	139,262
Euronet Worldwide, Inc.*	2,317	136,123
Bluebird Bio, Inc.*	1,120	135,262
Akorn, Inc.*	2,836	134,738
ABIOMED, Inc.*	1,815	129,918
Cimpress N.V.*	1,515	127,836
OPKO Health, Inc.*,1	8,964	127,020
Celldex Therapeutics, Inc.*	4,439	123,715
Corporate Executive Board Co.	1,538	122,824
Amsurg Corp. — Class A*	1,926	118,488
Sotheby’s	2,771	117,102
ACADIA Pharmaceuticals, Inc.*	3,584	116,803
Post Holdings, Inc.*	2,373	111,151
SUPERVALU, Inc.*	9,221	107,240
Haemonetics Corp.*	2,367	106,326
Helen of Troy Ltd.*	1,300	105,937
Darling Ingredients, Inc.*	7,497	105,033
Dyax Corp.*	6,177	103,497
Synageva BioPharma Corp.*	1,053	102,699
Healthcare Services Group, Inc.	3,195	102,656
Thoratec Corp.*	2,446	102,463
Boston Beer Company, Inc. — Class A*	380	101,612
Advisory Board Co.*	1,906	101,551
Prestige Brands Holdings, Inc.*	2,355	101,006
NuVasive, Inc.*	2,120	97,499
Owens & Minor, Inc.	2,870	97,121
Chemed Corp.	797	95,161
Monro Muffler Brake, Inc.	1,434	93,282
Molina Healthcare, Inc.*	1,373	92,389
Grand Canyon Education, Inc.*	2,122	91,882
On Assignment, Inc.*	2,336	89,632
Novavax, Inc.*	10,829	89,556
Magellan Health, Inc.*	1,252	88,667
Exact Sciences Corp.*,1	4,021	88,542
Ironwood Pharmaceuticals, Inc. — Class A*	5,436	86,976
Anacor Pharmaceuticals, Inc.*	1,498	86,659
Kindred Healthcare, Inc.	3,547	84,383
Insulet Corp.*	2,519	84,009
Sanderson Farms, Inc.	1,050	83,633
Clovis Oncology, Inc.*	1,120	83,138
Air Methods Corp.*	1,782	83,023
Medicines Co.*	2,958	82,883
ABM Industries, Inc.	2,540	80,924
Lancaster Colony Corp.	840	79,943
Lannett Company, Inc.*	1,171	79,288
Cyberonics, Inc.*	1,220	79,202
Fresh Market, Inc.*	1,948	79,167
Portola Pharmaceuticals, Inc.*	2,084	79,109
Neogen Corp.*	1,668	77,946
Intrexon Corp.*	1,717	77,900
Heartland Payment Systems, Inc.	1,629	76,319
Cardtronics, Inc.*	2,021	75,990
Globus Medical, Inc. — Class A*	2,992	75,518
Vector Group Ltd.	3,426	75,269
Korn/Ferry International	2,262	74,352
Cantel Medical Corp.	1,538	73,055

64 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

J&J Snack Foods Corp.	677	$72,236
B&G Foods, Inc.	2,441	71,839
Huron Consulting Group, Inc.*	1,073	70,979
Dean Foods Co.	4,251	70,269
Matthews International Corp. — Class A	1,355	69,796
FTI Consulting, Inc.*	1,858	69,601
Integra LifeSciences Holdings Corp.*	1,128	69,541
Catalent, Inc.*	2,223	69,247
Snyder’s-Lance, Inc.	2,165	69,193
Ligand Pharmaceuticals, Inc. — Class B*	895	69,013
HeartWare International, Inc.*	772	67,758
PTC Therapeutics, Inc.*	1,110	67,544
Halozyme Therapeutics, Inc.*	4,704	67,173
Masimo Corp.*	2,036	67,147
Bright Horizons Family Solutions, Inc.*	1,307	67,009
Rent-A-Center, Inc.	2,401	65,883
Spectranetics Corp.*	1,889	65,662
ExamWorks Group, Inc.*	1,577	65,635
Abaxis, Inc.	1,021	65,456
Greatbatch, Inc.*	1,130	65,371
EVERTEC, Inc.	2,988	65,318
AMAG Pharmaceuticals, Inc.*	1,185	64,772
Nektar Therapeutics*	5,774	63,515
Acorda Therapeutics, Inc.*	1,894	63,032
Agios Pharmaceuticals, Inc.*	664	62,615
CONMED Corp.	1,238	62,507
ARIAD Pharmaceuticals, Inc.*	7,498	61,784
HMS Holdings Corp.*	3,989	61,630
Brink’s Co.	2,205	60,924
WD-40 Co.	679	60,119
Fresh Del Monte Produce, Inc.	1,531	59,571
Depomed, Inc.*	2,640	59,162
Theravance, Inc.1	3,746	58,887
Wright Medical Group, Inc.*	2,269	58,540
Keryx Biopharmaceuticals, Inc.*,1	4,591	58,443
Natus Medical, Inc.*	1,460	57,626
ICU Medical, Inc.*	609	56,722
Tumi Holdings, Inc.*	2,303	56,331
TESARO, Inc.*	968	55,563
Cambrex Corp.*	1,391	55,124
Cal-Maine Foods, Inc.	1,407	54,957
SpartanNash Co.	1,710	53,968
MannKind Corp.*,1	10,372	53,934
Insperity, Inc.	1,031	53,911
Seaboard Corp.*	13	53,716
Select Medical Holdings Corp.	3,582	53,121
Merrimack Pharmaceuticals, Inc.*	4,468	53,080
Andersons, Inc.	1,283	53,078
Chimerix, Inc.*	1,371	51,673
LifeLock, Inc.*	3,662	51,671
PDL BioPharma, Inc.	7,304	51,384
Analogic Corp.	565	51,359
Achillion Pharmaceuticals, Inc.*	5,170	50,976
Tetraphase Pharmaceuticals, Inc.*	1,390	50,930
Universal Corp.	1,056	49,801
Endologix, Inc.*	2,911	49,691
NewLink Genetics Corp.*	901	49,294
Cardiovascular Systems, Inc.*	1,258	49,112
AMN Healthcare Services, Inc.*	2,115	48,793
Sangamo BioSciences, Inc.*	3,091	48,467
NxStage Medical, Inc.*	2,794	48,336
Ensign Group, Inc.	1,023	47,938
Arena Pharmaceuticals, Inc.*	10,957	47,882
Auspex Pharmaceuticals, Inc.*	472	47,327
Insmed, Inc.*	2,253	46,862
Array BioPharma, Inc.*	6,333	46,674
Cempra, Inc.*	1,359	46,627
Prothena Corporation plc*	1,212	46,226
TrueBlue, Inc.*	1,880	45,778
KYTHERA Biopharmaceuticals, Inc.*	894	44,834
ZIOPHARM Oncology, Inc.*,1	4,117	44,340
Repligen Corp.*	1,456	44,204
MiMedx Group, Inc.*	4,233	44,023
Orexigen Therapeutics, Inc.*	5,555	43,496
ACCO Brands Corp.*	5,191	43,137
Tornier N.V.*	1,618	42,424
Affymetrix, Inc.*	3,309	41,561
Zeltiq Aesthetics, Inc.*	1,319	40,665
Multi-Color Corp.	564	39,102
McGrath RentCorp	1,178	38,768
Bio-Reference Laboratories, Inc.*	1,091	38,446
PharMerica Corp.*	1,361	38,367
Emergent Biosolutions, Inc.*	1,329	38,222
Merit Medical Systems, Inc.*	1,955	37,634
Omeros Corp.*	1,706	37,583
ICF International, Inc.*	909	37,133
Hanger, Inc.*	1,602	36,349
IPC Healthcare, Inc.*	778	36,286
Team, Inc.*	930	36,251
Meridian Bioscience, Inc.	1,889	36,042
Aegerion Pharmaceuticals, Inc.*	1,340	35,068
Momenta Pharmaceuticals, Inc.*	2,307	35,066
Quidel Corp.*,1	1,296	34,966
ImmunoGen, Inc.*	3,903	34,932
RPX Corp.*	2,411	34,694
Capital Senior Living Corp.*	1,319	34,215
Raptor Pharmaceutical Corp.*	3,135	34,077
Relypsa, Inc.*	935	33,725
Calavo Growers, Inc.	653	33,577
Amedisys, Inc.*	1,243	33,288
TherapeuticsMD, Inc.*	5,384	32,573
Accuray, Inc.*	3,493	32,485
Diamond Foods, Inc.*	992	32,309
Capella Education Co.	497	32,245
Cynosure, Inc. — Class A*	1,017	31,191
Infinity Pharmaceuticals, Inc.*	2,207	30,854

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Resources Connection, Inc.	1,761	$30,818
Foundation Medicine, Inc.*	633	30,454
Orthofix International N.V.*	838	30,076
Tootsie Roll Industries, Inc.1	884	29,974
Retrophin, Inc.*	1,244	29,806
National Healthcare Corp.	467	29,753
Dynavax Technologies Corp.*	1,311	29,406
Ophthotech Corp.*	631	29,360
Navigant Consulting, Inc.*	2,235	28,966
USANA Health Sciences, Inc.*	260	28,891
Quad/Graphics, Inc.	1,256	28,863
BioCryst Pharmaceuticals, Inc.*	3,187	28,779
Acceleron Pharma, Inc.*	747	28,431
Hyperion Therapeutics, Inc.*	619	28,412
Invacare Corp.	1,463	28,397
Spark Therapeutics, Inc.*	365	28,288
Healthways, Inc.*	1,428	28,132
Esperion Therapeutics, Inc.*	303	28,058
Providence Service Corp.*	524	27,835
LDR Holding Corp.*	754	27,627
MacroGenics, Inc.*	879	27,574
Luminex Corp.*	1,707	27,312
Anika Therapeutics, Inc.*	655	26,966
Geron Corp.*	7,137	26,906
Ingles Markets, Inc. — Class A	537	26,571
OvaScience, Inc.*	765	26,568
Boulder Brands, Inc.*	2,770	26,398
Insys Therapeutics, Inc.*	454	26,391
US Physical Therapy, Inc.	555	26,363
Strayer Education, Inc.*	493	26,331
Monster Worldwide, Inc.*	4,140	26,248
NutriSystem, Inc.	1,308	26,134
Viad Corp.	929	25,845
PRA Health Sciences, Inc.*	885	25,523
AtriCure, Inc.*	1,245	25,510
Kforce, Inc.	1,130	25,210
TriNet Group, Inc.*	715	25,189
Ascent Capital Group, Inc. — Class A*	630	25,080
Weis Markets, Inc.	501	24,930
Inter Parfums, Inc.	757	24,694
Kite Pharma, Inc.*	427	24,629
GenMark Diagnostics, Inc.*	1,892	24,558
Sarepta Therapeutics, Inc.*	1,849	24,555
K12, Inc.*	1,562	24,555
Diplomat Pharmacy, Inc.*	695	24,033
Phibro Animal Health Corp. — Class A	667	23,618
Vascular Solutions, Inc.*	777	23,559
Coca-Cola Bottling Company Consolidated	206	23,290
Rockwell Medical, Inc.*	2,130	23,281
Genomic Health, Inc.*	759	23,187
Atrion Corp.	67	23,149
American Public Education, Inc.*	772	23,145
Accelerate Diagnostics, Inc.*	1,017	22,883
Global Cash Access Holdings, Inc.*	2,995	22,822
Exelixis, Inc.*,1	8,856	22,760
Unilife Corp.*	5,659	22,693
Green Dot Corp. — Class A*	1,415	22,527
Triple-S Management Corp. — Class B*	1,133	22,524
Sagent Pharmaceuticals, Inc.*	968	22,506
Inovio Pharmaceuticals, Inc.*	2,736	22,326
Ultragenyx Pharmaceutical, Inc.*	350	21,732
Kelly Services, Inc. — Class A	1,243	21,678
Intra-Cellular Therapies, Inc.*	903	21,564
Revlon, Inc. — Class A*	516	21,259
Five Prime Therapeutics, Inc.*	926	21,159
Sequenom, Inc.*	5,294	20,911
Aratana Therapeutics, Inc.*	1,304	20,877
Central Garden & Pet Co. — Class A*	1,964	20,858
SciClone Pharmaceuticals, Inc.*	2,342	20,750
Karyopharm Therapeutics, Inc.*	672	20,570
Universal American Corp.*	1,923	20,538
TG Therapeutics, Inc.*	1,317	20,387
Heidrick & Struggles International, Inc.	826	20,303
Xoom Corp.*	1,382	20,302
AngioDynamics, Inc.*	1,122	19,960
Surgical Care Affiliates, Inc.*	572	19,637
Synergy Pharmaceuticals, Inc.*,1	4,217	19,483
ANI Pharmaceuticals, Inc.*	310	19,391
BioDelivery Sciences International, Inc.*	1,839	19,310
Albany Molecular Research, Inc.*	1,073	18,885
XenoPort, Inc.*	2,632	18,740
Theravance Biopharma, Inc.*	1,070	18,565
LHC Group, Inc.*	559	18,464
Chefs’ Warehouse, Inc.*	817	18,325
Forrester Research, Inc.	496	18,243
Progenics Pharmaceuticals, Inc.*	3,043	18,197
Spectrum Pharmaceuticals, Inc.*	2,951	17,913
Elizabeth Arden, Inc.*	1,137	17,737
CBIZ, Inc.*	1,889	17,624
Nevro Corp.*	365	17,494
Carriage Services, Inc. — Class A	728	17,377
CorVel Corp.*	504	17,343
ARC Document Solutions, Inc.*	1,869	17,251
Cerus Corp.*	4,097	17,084
Almost Family, Inc.*	381	17,035
Ennis, Inc.	1,189	16,789
Arrowhead Research Corp.*	2,481	16,784
Cross Country Healthcare, Inc.*	1,415	16,782
OraSure Technologies, Inc.*	2,539	16,605
Radius Health, Inc.*	401	16,505
Medifast, Inc.*	549	16,454
Great Lakes Dredge & Dock Corp.*	2,722	16,359
LendingTree, Inc.*	291	16,299
John B Sanfilippo & Son, Inc.	377	16,249
Pernix Therapeutics Holdings, Inc.*	1,511	16,153
Supernus Pharmaceuticals, Inc.*	1,331	16,092

66 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Tejon Ranch Co.*	595	$15,738
Heron Therapeutics, Inc.*	1,059	15,408
Pacific Biosciences of California, Inc.*	2,620	15,301
SurModics, Inc.*	586	15,254
SP Plus Corp.*	697	15,229
Landauer, Inc.	433	15,216
Osiris Therapeutics, Inc.*	862	15,154
Career Education Corp.*	3,001	15,095
Aerie Pharmaceuticals, Inc.*	478	14,981
XOMA Corp.*	4,113	14,971
OncoMed Pharmaceuticals, Inc.*	575	14,824
Northwest Biotherapeutics, Inc.*,1	1,980	14,593
Agenus, Inc.*	2,830	14,518
Idera Pharmaceuticals, Inc.*	3,901	14,473
Immunomedics, Inc.*	3,761	14,405
Enanta Pharmaceuticals, Inc.*	470	14,391
Antares Pharma, Inc.*	5,309	14,387
Zafgen, Inc.*	360	14,260
Rigel Pharmaceuticals, Inc.*	3,981	14,212
Vanda Pharmaceuticals, Inc.*	1,526	14,192
Avalanche Biotechnologies, Inc.*	349	14,141
Barrett Business Services, Inc.	327	14,009
Incorporated Research Holdings, Inc. — Class A*	423	13,845
BioScrip, Inc.*	3,112	13,786
Ampio Pharmaceuticals, Inc.*	1,830	13,780
Corcept Therapeutics, Inc.*	2,426	13,586
CRA International, Inc.*	434	13,506
Epizyme, Inc.*	709	13,315
CryoLife, Inc.	1,278	13,253
FibroGen, Inc.*	422	13,242
Alder Biopharmaceuticals, Inc.*	457	13,189
Atara Biotherapeutics, Inc.*	314	13,053
ZS Pharma, Inc.*	310	13,045
Verastem, Inc.*	1,278	12,997
Xencor, Inc.*	848	12,991
STAAR Surgical Co.*	1,746	12,973
Omega Protein Corp.*	942	12,896
Otonomy, Inc.*	363	12,836
Adeptus Health, Inc. — Class A*	254	12,756
RTI Surgical, Inc.*	2,575	12,721
National Beverage Corp.*	519	12,669
Sage Therapeutics, Inc.*	252	12,658
Sucampo Pharmaceuticals, Inc. — Class A*	806	12,541
RadNet, Inc.*	1,485	12,474
CTI BioPharma Corp.*	6,809	12,324
CSS Industries, Inc.	402	12,120
HealthEquity, Inc.*	476	11,895
IGI Laboratories, Inc.*	1,456	11,881
Regulus Therapeutics, Inc.*	698	11,824
BioTime, Inc.*	2,367	11,764
James River Group Holdings Ltd.	499	11,741
Peregrine Pharmaceuticals, Inc.*	8,537	11,525
MoneyGram International, Inc.*	1,326	11,457
Mirati Therapeutics, Inc.*	389	11,405
Exactech, Inc.*	445	11,405
Natural Grocers by Vitamin Cottage, Inc.*	406	11,210
Seneca Foods Corp. — Class A*	372	11,089
Ocular Therapeutix, Inc.*	261	10,958
Paylocity Holding Corp.*	381	10,912
Civeo Corp.	4,270	10,846
Threshold Pharmaceuticals, Inc.*	2,659	10,796
Limoneira Co.	494	10,769
Lexicon Pharmaceuticals, Inc.*	11,381	10,747
Smart & Final Stores, Inc.*	610	10,736
Cytokinetics, Inc.*	1,574	10,672
Oxford Immunotec Global plc*	755	10,630
BioTelemetry, Inc.*	1,199	10,611
Navidea Biopharmaceuticals, Inc.*	6,541	10,400
Endocyte, Inc.*	1,657	10,373
Civitas Solutions, Inc.*	494	10,344
Hackett Group, Inc.	1,140	10,192
Organovo Holdings, Inc.*	2,843	10,064
VIVUS, Inc.*,1	4,084	10,047
Stemline Therapeutics, Inc.*	675	9,767
Utah Medical Products, Inc.	163	9,757
Village Super Market, Inc. — Class A	307	9,652
POZEN, Inc.*	1,243	9,596
Franklin Covey Co.*	498	9,591
ServiceSource International, Inc.*	3,087	9,570
Pendrell Corp.*	7,306	9,498
Repros Therapeutics, Inc.*	1,102	9,466
Universal Technical Institute, Inc.	986	9,466
Coherus Biosciences, Inc.*	308	9,419
K2M Group Holdings, Inc.*	426	9,393
ChemoCentryx, Inc.*	1,243	9,385
CDI Corp.	640	8,992
Bellicum Pharmaceuticals, Inc.*	383	8,874
Derma Sciences, Inc.*	1,029	8,716
Five Star Quality Care, Inc.*	1,957	8,689
CytRx Corp.*,1	2,537	8,550
Weight Watchers International, Inc.*	1,216	8,500
Senomyx, Inc.*	1,918	8,458
Electro Rent Corp.	745	8,448
Farmer Bros Co.*	340	8,415
SFX Entertainment, Inc.*	2,010	8,221
Revance Therapeutics, Inc.*	391	8,105
AAC Holdings, Inc.*	261	7,981
Inventure Foods, Inc.*	694	7,766
Genesis Healthcare, Inc.*	1,067	7,597
Nutraceutical International Corp.*	380	7,486
Galena Biopharma, Inc.*	5,377	7,474
Inogen, Inc.*	232	7,422
Zogenix, Inc.*	5,330	7,302
Cellular Dynamics International, Inc.*	442	7,262
Bridgepoint Education, Inc.*	750	7,238

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

ITT Educational Services, Inc.*	1,053	$7,150
Collectors Universe, Inc.	313	7,061
Versartis, Inc.*	379	6,962
Oncothyreon, Inc.*	4,270	6,960
Intersect ENT, Inc.*	266	6,871
Craft Brew Alliance, Inc.*	501	6,834
Alico, Inc.	131	6,715
Nature’s Sunshine Products, Inc.	487	6,389
Addus HomeCare Corp.*	277	6,377
Amphastar Pharmaceuticals, Inc.*	421	6,298
National Research Corp. — Class A	436	6,278
BioSpecifics Technologies Corp.*	160	6,264
Tandem Diabetes Care, Inc.*	491	6,196
Vital Therapies, Inc.*	244	6,102
Bio-Path Holdings, Inc.*	3,313	5,963
Calithera Biosciences, Inc.*	363	5,960
Information Services Group, Inc.	1,486	5,929
Flexion Therapeutics, Inc.*	262	5,900
Neuralstem, Inc.*	3,097	5,884
Immune Design Corp.*	277	5,847
Alimera Sciences, Inc.*	1,152	5,772
Synta Pharmaceuticals Corp.*	2,950	5,723
Fairway Group Holdings Corp.*	842	5,700
Invitae Corp.*	331	5,548
Cenveo, Inc.*	2,520	5,393
Sunesis Pharmaceuticals, Inc.*	2,200	5,390
Entellus Medical, Inc.*	240	5,256
Applied Genetic Technologies Corp.*	255	5,097
PRGX Global, Inc.*	1,258	5,057
Alliance HealthCare Services, Inc.*	227	5,035
Dermira, Inc.*	328	5,035
Synutra International, Inc.*	785	5,024
Liberator Medical Holdings, Inc.	1,433	5,016
Neff Corp. — Class A*	475	5,007
Hill International, Inc.*	1,362	4,890
Liberty Tax, Inc.	174	4,842
Enzo Biochem, Inc.*	1,629	4,806
Patriot National, Inc.*	377	4,788
NanoString Technologies, Inc.*	458	4,667
Lifeway Foods, Inc.*	213	4,556
Performant Financial Corp.*	1,333	4,532
Sientra, Inc.*	234	4,490
AcelRx Pharmaceuticals, Inc.*	1,112	4,292
Alliance One International, Inc.*	3,900	4,290
NanoViricides, Inc.*	1,881	4,232
T2 Biosystems, Inc.*	271	4,206
Cytori Therapeutics, Inc.*,1	3,433	4,051
Akebia Therapeutics, Inc.*	356	3,955
Dicerna Pharmaceuticals, Inc.*	162	3,893
TransEnterix, Inc.*	1,258	3,686
Vitae Pharmaceuticals, Inc.*	297	3,478
TriVascular Technologies, Inc.*	327	3,430
Kindred Biosciences, Inc.*	478	3,413
Pain Therapeutics, Inc.*	1,730	3,270
Achaogen, Inc.*	313	3,055
Symmetry Surgical, Inc.*	393	2,881
NeoStem, Inc.*	1,133	2,878
Ardelyx, Inc.*	216	2,827
Female Health Co.	988	2,796
Tokai Pharmaceuticals, Inc.*	247	2,791
Galectin Therapeutics, Inc.*	820	2,747
Actinium Pharmaceuticals, Inc.*	1,086	2,682
Cara Therapeutics, Inc.*	245	2,462
Marrone Bio Innovations, Inc.*	633	2,450
Ohr Pharmaceutical, Inc.*	946	2,403
Egalet Corp.*	181	2,340
Second Sight Medical Products, Inc.*	182	2,333
Adamas Pharmaceuticals, Inc.*	132	2,309
Care.com, Inc.*	298	2,259
Veracyte, Inc.*	295	2,148
Genocea Biosciences, Inc.*	178	2,111
Eleven Biotherapeutics, Inc.*	231	2,061
Loxo Oncology, Inc.*	164	2,042
22nd Century Group, Inc.*	1,984	1,706
PhotoMedex, Inc.*	592	1,190
Regado Biosciences, Inc.*	702	856
Roka Bioscience, Inc.*	229	733
Total Consumer, Non-cyclical		18,232,616

CONSUMER, CYCLICAL - 8.3%
Office Depot, Inc.*	24,326	223,799
JetBlue Airways Corp.*	11,310	217,717
Brunswick Corp.	4,216	216,913
Jack in the Box, Inc.	1,820	174,575
Vail Resorts, Inc.	1,646	170,229
Dana Holding Corp.	7,705	163,038
Tenneco, Inc.*	2,769	158,996
Casey’s General Stores, Inc.	1,751	157,765
Buffalo Wild Wings, Inc.*	858	155,504
Wolverine World Wide, Inc.	4,614	154,338
American Eagle Outfitters, Inc.	8,842	151,022
Watsco, Inc.	1,177	147,948
Pool Corp.	2,052	143,148
Restoration Hardware Holdings, Inc.*	1,413	140,155
Cracker Barrel Old Country Store, Inc.	868	132,058
Life Time Fitness, Inc.*	1,859	131,914
Skechers U.S.A., Inc. — Class A*	1,779	127,928
Allegiant Travel Co. — Class A	628	120,758
Texas Roadhouse, Inc. — Class A	3,170	115,483
Men’s Wearhouse, Inc.	2,181	113,848
Cooper Tire & Rubber Co.	2,647	113,397
HNI Corp.	2,051	113,155
Cheesecake Factory, Inc.	2,271	112,028
Ryland Group, Inc.	2,133	103,962
Asbury Automotive Group, Inc.*	1,249	103,792
Lithia Motors, Inc. — Class A	1,039	103,287
HSN, Inc.	1,509	102,958

68 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

TRI Pointe Homes, Inc.*	6,667	$102,871
Steven Madden Ltd.*	2,651	100,738
Marriott Vacations Worldwide Corp.	1,219	98,800
G-III Apparel Group Ltd.*	872	98,231
Pinnacle Entertainment, Inc.*	2,711	97,840
Group 1 Automotive, Inc.	1,101	95,049
Mobile Mini, Inc.	2,126	90,653
Five Below, Inc.*	2,467	87,751
ANN, Inc.*	2,129	87,353
Meritage Homes Corp.*	1,780	86,578
Papa John’s International, Inc.	1,391	85,978
Bloomin’ Brands, Inc.	3,511	85,423
Select Comfort Corp.*	2,468	85,071
Gentherm, Inc.*	1,606	81,119
DineEquity, Inc.	757	81,007
American Axle & Manufacturing Holdings, Inc.*	3,077	79,479
UniFirst Corp.	671	78,970
Sonic Corp.	2,472	78,362
Genesco, Inc.*	1,092	77,783
Burlington Stores, Inc.*	1,303	77,424
Columbia Sportswear Co.	1,248	76,003
Herman Miller, Inc.	2,694	74,785
Fiesta Restaurant Group, Inc.*	1,219	74,359
Iconix Brand Group, Inc.*	2,187	73,636
United Stationers, Inc.	1,791	73,413
PriceSmart, Inc.	852	72,403
Steelcase, Inc. — Class A	3,760	71,214
Beacon Roofing Supply, Inc.*	2,242	70,175
Churchill Downs, Inc.	610	70,131
Core-Mark Holding Company, Inc.	1,047	67,343
La-Z-Boy, Inc.	2,379	66,873
G&K Services, Inc. — Class A	907	65,785
Buckle, Inc.	1,283	65,548
Brown Shoe Company, Inc.	1,985	65,108
Children’s Place, Inc.	1,002	64,318
Popeyes Louisiana Kitchen, Inc.*	1,075	64,307
Express, Inc.*	3,833	63,359
Interface, Inc. — Class A	3,019	62,735
First Cash Financial Services, Inc.*	1,315	61,174
Dorman Products, Inc.*	1,228	61,093
Pier 1 Imports, Inc.	4,301	60,128
KB Home	3,809	59,497
Krispy Kreme Doughnuts, Inc.*	2,964	59,250
Standard Pacific Corp.*	6,530	58,770
Hibbett Sports, Inc.*	1,179	57,841
Vitamin Shoppe, Inc.*	1,400	57,666
Outerwall, Inc.	862	56,995
Red Robin Gourmet Burgers, Inc.*	649	56,463
Meritor, Inc.*	4,451	56,126
Penn National Gaming, Inc.*	3,574	55,969
Belmond Ltd. — Class A*	4,393	53,946
Diamond Resorts International, Inc.*	1,611	53,856
Finish Line, Inc. — Class A	2,193	53,772
ScanSource, Inc.*	1,296	52,682
Guess?, Inc.	2,796	51,978
Bob Evans Farms, Inc.	1,123	51,950
Knoll, Inc.	2,203	51,616
MDC Holdings, Inc.	1,776	50,616
Boyd Gaming Corp.*	3,526	50,069
BJ’s Restaurants, Inc.*	989	49,895
Oxford Industries, Inc.	659	49,722
Cato Corp. — Class A	1,246	49,342
La Quinta Holdings, Inc.*	2,014	47,692
Mattress Firm Holding Corp.*	681	47,425
Interval Leisure Group, Inc.	1,807	47,361
TiVo, Inc.*	4,328	45,920
Denny’s Corp.*	3,960	45,144
Sonic Automotive, Inc. — Class A	1,813	45,144
Hawaiian Holdings, Inc.*	2,048	45,107
Barnes & Noble, Inc.*	1,867	44,341
Wabash National Corp.*	3,135	44,204
iRobot Corp.*	1,339	43,692
Rush Enterprises, Inc. — Class A*	1,563	42,764
National CineMedia, Inc.	2,767	41,783
Crocs, Inc.*	3,528	41,666
International Speedway Corp. — Class A	1,266	41,284
Universal Electronics, Inc.*	723	40,806
Libbey, Inc.	976	38,952
Lumber Liquidators Holdings, Inc.*,1	1,246	38,351
Conn’s, Inc.*,1	1,262	38,213
Standard Motor Products, Inc.	901	38,077
Zumiez, Inc.*	943	37,956
Carmike Cinemas, Inc.*	1,102	37,027
Wesco Aircraft Holdings, Inc.*	2,385	36,538
Cooper-Standard Holding, Inc.*	605	35,816
H&E Equipment Services, Inc.	1,422	35,536
Francesca’s Holdings Corp.*	1,919	34,158
AMC Entertainment Holdings, Inc. — Class A	958	33,999
SkyWest, Inc.	2,324	33,954
Callaway Golf Co.	3,526	33,603
Stage Stores, Inc.	1,442	33,051
Biglari Holdings, Inc.*	79	32,714
Regis Corp.*	1,985	32,475
Tuesday Morning Corp.*	1,975	31,798
Ethan Allen Interiors, Inc.	1,148	31,731
Remy International, Inc.	1,396	31,005
American Woodmark Corp.*	561	30,704
Cavco Industries, Inc.*	402	30,174
Republic Airways Holdings, Inc.*	2,189	30,099
MarineMax, Inc.*	1,127	29,877
Cash America International, Inc.	1,281	29,847
Steiner Leisure Ltd.*	618	29,293
Modine Manufacturing Co.*	2,166	29,176
Fred’s, Inc. — Class A	1,676	28,643
M/I Homes, Inc.*	1,113	26,534
Winnebago Industries, Inc.	1,239	26,341

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

DTS, Inc.*	771	$26,268
Ruth’s Hospitality Group, Inc.	1,639	26,027
Rentrak Corp.*	451	25,058
Tower International, Inc.*	938	24,951
Scientific Games Corp. — Class A*	2,306	24,144
Unifi, Inc.*	667	24,073
Movado Group, Inc.	834	23,786
Caesars Entertainment Corp.*	2,253	23,724
Pep Boys-Manny Moe & Jack*	2,421	23,290
Douglas Dynamics, Inc.	1,014	23,160
Haverty Furniture Companies, Inc.	918	22,840
Travelport Worldwide Ltd.	1,360	22,712
Motorcar Parts of America, Inc.*	809	22,482
Nautilus, Inc.*	1,418	21,653
Del Frisco’s Restaurant Group, Inc.*	1,074	21,641
Beazer Homes USA, Inc.*	1,215	21,530
EZCORP, Inc. — Class A*	2,338	21,346
Arctic Cat, Inc.	586	21,284
Virgin America, Inc.*	695	21,128
William Lyon Homes — Class A*	797	20,579
Superior Industries International, Inc.	1,075	20,350
Shoe Carnival, Inc.	688	20,255
ClubCorp Holdings, Inc.	996	19,283
Citi Trends, Inc.*	709	19,143
Hovnanian Enterprises, Inc. — Class A*,1	5,312	18,911
Titan International, Inc.	2,002	18,739
America’s Car-Mart, Inc.*	341	18,499
Daktronics, Inc.	1,710	18,485
Eros International plc*	1,011	17,662
Federal-Mogul Holdings Corp.*	1,311	17,449
Marcus Corp.	817	17,394
Chuy’s Holdings, Inc.*	748	16,852
Ruby Tuesday, Inc.*	2,795	16,798
Kimball International, Inc. — Class B	1,561	16,359
Vera Bradley, Inc.*	990	16,068
Kirkland’s, Inc.*	665	15,794
Stein Mart, Inc.	1,264	15,737
Tile Shop Holdings, Inc.*	1,260	15,259
PetMed Express, Inc.	920	15,199
Container Store Group, Inc.*	781	14,879
Isle of Capri Casinos, Inc.*	985	13,839
Carrols Restaurant Group, Inc.*	1,602	13,281
Shake Shack, Inc. — Class A*	261	13,063
Perry Ellis International, Inc.*	553	12,807
WCI Communities, Inc.*	534	12,789
Miller Industries, Inc.	513	12,569
Aeropostale, Inc.*	3,577	12,412
Speedway Motorsports, Inc.	530	12,058
PC Connection, Inc.	441	11,505
Jamba, Inc.*	780	11,474
Quiksilver, Inc.*	6,177	11,427
Strattec Security Corp.	152	11,224
Big 5 Sporting Goods Corp.	841	11,160
Build-A-Bear Workshop, Inc. — Class A*	562	11,043
NACCO Industries, Inc. — Class A	207	10,969
LGI Homes, Inc.*	650	10,829
Culp, Inc.	398	10,647
Reading International, Inc. — Class A*	785	10,558
Freshpet, Inc.*,1	543	10,550
Morgans Hotel Group Co.*	1,328	10,292
Skullcandy, Inc.*	907	10,249
Bravo Brio Restaurant Group, Inc.*	687	10,092
Titan Machinery, Inc.*	751	10,026
Black Diamond, Inc.*	1,033	9,762
El Pollo Loco Holdings, Inc.*	374	9,578
Vince Holding Corp.*	507	9,405
Destination Maternity Corp.	623	9,382
Metaldyne Performance Group, Inc.	519	9,352
Dave & Buster’s Entertainment, Inc.*	307	9,351
Potbelly Corp.*	679	9,302
Christopher & Banks Corp.*	1,657	9,213
Weyco Group, Inc.	301	9,000
Malibu Boats, Inc. — Class A*	381	8,896
Winmark Corp.	101	8,845
Zoe’s Kitchen, Inc.*	265	8,822
Roundy’s, Inc.*	1,784	8,724
Norcraft Companies, Inc.*	338	8,643
Noodles & Co.*	492	8,580
Installed Building Products, Inc.*	390	8,486
Habit Restaurants, Inc. — Class A*	261	8,389
Sequential Brands Group, Inc.*	767	8,207
Monarch Casino & Resort, Inc.*	428	8,192
Accuride Corp.*	1,751	8,160
VOXX International Corp. — Class A*	886	8,116
AV Homes, Inc.*	508	8,108
Houston Wire & Cable Co.	806	7,842
Fox Factory Holding Corp.*	507	7,777
Commercial Vehicle Group, Inc.*	1,203	7,747
Nathan’s Famous, Inc.	143	7,743
Spartan Motors, Inc.	1,568	7,605
Destination XL Group, Inc.*	1,536	7,588
Tilly’s, Inc. — Class A*	482	7,543
Escalade, Inc.	431	7,491
West Marine, Inc.*	796	7,379
Lifetime Brands, Inc.	474	7,243
Johnson Outdoors, Inc. — Class A	216	7,152
Fuel Systems Solutions, Inc.*	644	7,110
Flexsteel Industries, Inc.	216	6,759
LeapFrog Enterprises, Inc. — Class A*	2,970	6,475
Boot Barn Holdings, Inc.*	262	6,267
Pacific Sunwear of California, Inc.*	2,258	6,232
Dixie Group, Inc.*	681	6,163
Famous Dave’s of America, Inc.*	212	6,042
Systemax, Inc.*	490	5,988
New Home Company, Inc.*	369	5,886
JAKKS Pacific, Inc.*	849	5,807

70 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Intrawest Resorts Holdings, Inc.*	609	$5,310
bebe stores, Inc.	1,427	5,180
Gaiam, Inc. — Class A*	681	4,964
Papa Murphy’s Holdings, Inc.*	265	4,807
Flex Pharma, Inc.*	245	4,802
Bon-Ton Stores, Inc.	664	4,621
Sears Hometown and Outlet Stores, Inc.*	527	4,068
Marine Products Corp.	467	4,002
Sportsman’s Warehouse Holdings, Inc.*	442	3,532
Century Communities, Inc.*	182	3,518
hhgregg, Inc.*	546	3,347
New York & Company, Inc.*	1,323	3,308
Empire Resorts, Inc.*	686	3,156
UCP, Inc. — Class A*	355	3,089
Ignite Restaurant Group, Inc.*	339	1,644
Speed Commerce, Inc.*	2,219	1,417
Total Consumer, Cyclical		11,284,852

INDUSTRIAL - 7.7%
Graphic Packaging Holding Co.	14,872	216,240
Cognex Corp.*	3,951	195,930
Belden, Inc.	1,982	185,435
HEICO Corp.	3,024	184,675
Teledyne Technologies, Inc.*	1,600	170,768
Esterline Technologies Corp.*	1,447	165,566
Curtiss-Wright Corp.	2,191	162,003
Woodward, Inc.	3,015	153,795
Generac Holdings, Inc.*	3,131	152,448
CLARCOR, Inc.	2,293	151,475
Berry Plastics Group, Inc.*	4,090	148,017
FEI Co.	1,923	146,801
Moog, Inc. — Class A*	1,886	141,544
EMCOR Group, Inc.	2,855	132,672
EnerSys	2,013	129,315
KapStone Paper and Packaging Corp.	3,848	126,368
Polypore International, Inc.*	2,051	120,804
XPO Logistics, Inc.*	2,389	108,628
Louisiana-Pacific Corp.*	6,421	106,011
Littelfuse, Inc.	1,022	101,576
Swift Transportation Co. — Class A*	3,868	100,646
Barnes Group, Inc.	2,463	99,728
Mueller Industries, Inc.	2,576	93,072
Rexnord Corp.*	3,418	91,226
Sanmina Corp.*	3,744	90,566
Masonite International Corp.*	1,338	89,993
Hillenbrand, Inc.	2,856	88,166
Knight Transportation, Inc.	2,717	87,624
Universal Display Corp.*	1,844	86,207
Applied Industrial Technologies, Inc.	1,901	86,192
Trex Company, Inc.*	1,528	83,321
Franklin Electric Company, Inc.	2,169	82,726
Matson, Inc.	1,955	82,423
Methode Electronics, Inc.	1,723	81,049
RBC Bearings, Inc.	1,058	80,979
Forward Air Corp.	1,418	76,998
Dycom Industries, Inc.*	1,544	75,409
Coherent, Inc.*	1,133	73,600
Greenbrier Companies, Inc.	1,255	72,790
Proto Labs, Inc.*	1,028	71,961
Watts Water Technologies, Inc. — Class A	1,295	71,264
Mueller Water Products, Inc. — Class A	7,223	71,147
Simpson Manufacturing Company, Inc.	1,879	70,217
Scorpio Tankers, Inc.	7,452	70,197
EnPro Industries, Inc.	1,033	68,126
Rogers Corp.*	822	67,577
Tetra Tech, Inc.	2,809	67,472
OSI Systems, Inc.*	907	67,354
Boise Cascade Co.*	1,793	67,166
MSA Safety, Inc.	1,342	66,939
Actuant Corp. — Class A	2,809	66,686
Drew Industries, Inc.	1,075	66,156
Hub Group, Inc. — Class A*	1,673	65,732
Itron, Inc.*	1,789	65,315
Werner Enterprises, Inc.	2,032	63,825
Harsco Corp.	3,672	63,379
TriMas Corp.*	2,056	63,304
Astronics Corp.*	857	63,160
GenCorp, Inc.*	2,719	63,054
TAL International Group, Inc.	1,546	62,969
Plexus Corp.*	1,543	62,908
Granite Construction, Inc.	1,779	62,514
Brady Corp. — Class A	2,182	61,729
Headwaters, Inc.*	3,342	61,292
TASER International, Inc.*	2,449	59,045
Benchmark Electronics, Inc.*	2,452	58,922
Heartland Express, Inc.	2,471	58,711
MasTec, Inc.*	2,978	57,475
Apogee Enterprises, Inc.	1,323	57,154
AAR Corp.	1,800	55,260
Tennant Co.	837	54,715
AZZ, Inc.	1,162	54,138
Fluidigm Corp.*	1,276	53,720
Exponent, Inc.	596	52,984
Kaman Corp.	1,246	52,868
UTI Worldwide, Inc.*	4,161	51,180
Albany International Corp. — Class A	1,281	50,920
Universal Forest Products, Inc.	911	50,542
RTI International Metals, Inc.*	1,396	50,130
Saia, Inc.*	1,120	49,616
Atlas Air Worldwide Holdings, Inc.*	1,147	49,344
US Ecology, Inc.	980	48,971
Chart Industries, Inc.*	1,386	48,614
FARO Technologies, Inc.*	782	48,586
Cubic Corp.	938	48,560
Nordic American Tankers Ltd.	4,056	48,306
Advanced Energy Industries, Inc.*	1,870	47,984
Standex International Corp.	580	47,635

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

John Bean Technologies Corp.	1,324	$47,293
AAON, Inc.	1,921	47,122
ESCO Technologies, Inc.	1,207	47,049
Federal Signal Corp.	2,860	45,159
ArcBest Corp.	1,182	44,786
CIRCOR International, Inc.	804	43,979
Briggs & Stratton Corp.	2,127	43,689
Sturm Ruger & Company, Inc.	880	43,675
II-VI, Inc.*	2,359	43,547
Lindsay Corp.	555	42,319
Sun Hydraulics Corp.	1,012	41,856
Ship Finance International Ltd.	2,693	39,856
Tutor Perini Corp.*	1,695	39,578
Badger Meter, Inc.	656	39,321
General Cable Corp.	2,212	38,113
GasLog Ltd.	1,915	37,189
Astec Industries, Inc.	859	36,834
Nortek, Inc.*	416	36,712
LSB Industries, Inc.*	881	36,412
Comfort Systems USA, Inc.	1,713	36,042
Encore Wire Corp.	943	35,721
Newport Corp.*	1,813	34,556
Hyster-Yale Materials Handling, Inc.	467	34,226
Altra Industrial Motion Corp.	1,231	34,025
Raven Industries, Inc.	1,658	33,923
Roadrunner Transportation Systems, Inc.*	1,267	32,017
Smith & Wesson Holding Corp.*	2,503	31,863
Griffon Corp.	1,813	31,601
Quanex Building Products Corp.	1,585	31,288
Aegion Corp. — Class A*	1,727	31,172
Hornbeck Offshore Services, Inc.*	1,649	31,018
Rofin-Sinar Technologies, Inc.*	1,276	30,917
MYR Group, Inc.*	969	30,368
Fabrinet*	1,597	30,327
Textainer Group Holdings Ltd.	981	29,420
DHT Holdings, Inc.	4,200	29,316
Echo Global Logistics, Inc.*	1,068	29,114
Blount International, Inc.*	2,250	28,980
CTS Corp.	1,538	27,669
Kadant, Inc.	507	26,673
Celadon Group, Inc.	952	25,913
Gorman-Rupp Co.	856	25,637
YRC Worldwide, Inc.*	1,420	25,503
Haynes International, Inc.	564	25,160
Marten Transport Ltd.	1,081	25,079
DXP Enterprises, Inc.*	568	25,043
Lydall, Inc.*	772	24,488
Columbus McKinnon Corp.	904	24,354
PGT, Inc.*	2,147	23,993
Patrick Industries, Inc.*	370	23,040
Gibraltar Industries, Inc.*	1,402	23,007
Aerovironment, Inc.*	867	22,984
Tredegar Corp.	1,130	22,724
LB Foster Co. — Class A	470	22,316
TTM Technologies, Inc.*	2,461	22,173
NCI Building Systems, Inc.*	1,277	22,067
GP Strategies Corp.*	591	21,867
US Concrete, Inc.*	644	21,819
American Railcar Industries, Inc.	429	21,334
Air Transport Services Group, Inc.*	2,296	21,169
Park-Ohio Holdings Corp.	399	21,015
Myers Industries, Inc.	1,195	20,948
Advanced Drainage Systems, Inc.	693	20,748
GrafTech International Ltd.*	5,300	20,617
Argan, Inc.	568	20,545
Checkpoint Systems, Inc.	1,895	20,504
Park Electrochemical Corp.	948	20,439
NN, Inc.	806	20,214
Teekay Tankers Ltd. — Class A	3,519	20,199
Era Group, Inc.*	926	19,298
Alamo Group, Inc.	303	19,128
GSI Group, Inc.*	1,381	18,395
CAI International, Inc.*	745	18,305
Insteel Industries, Inc.	830	17,953
FreightCar America, Inc.	547	17,192
Kimball Electronics, Inc.*	1,170	16,544
American Science & Engineering, Inc.	336	16,417
VSE Corp.	188	15,393
Navios Maritime Holdings, Inc.	3,609	15,086
Global Brass & Copper Holdings, Inc.	970	14,987
NVE Corp.	213	14,680
Scorpio Bulkers, Inc.*	6,129	14,526
Stoneridge, Inc.*	1,286	14,519
Mistras Group, Inc.*	745	14,349
Powell Industries, Inc.	422	14,251
National Presto Industries, Inc.	220	13,946
Builders FirstSource, Inc.*	2,077	13,854
Furmanite Corp.*	1,709	13,484
PowerSecure International, Inc.*	1,017	13,384
Navios Maritime Acquisition Corp.	3,740	13,240
Power Solutions International, Inc.*	204	13,115
Quality Distribution, Inc.*	1,245	12,861
Ducommun, Inc.*	495	12,821
Chase Corp.	292	12,769
Ply Gem Holdings, Inc.*	972	12,636
Continental Building Products, Inc.*	533	12,040
Stock Building Supply Holdings, Inc.*	662	11,956
Vicor Corp.*	746	11,339
Sparton Corp.*	460	11,270
Kratos Defense & Security Solutions, Inc.*	2,032	11,237
Orion Marine Group, Inc.*	1,246	11,040
Graham Corp.	449	10,763
Trinseo S.A.*	523	10,355
Global Power Equipment Group, Inc.	777	10,256
CECO Environmental Corp.	957	10,154
Northwest Pipe Co.*	432	9,914

72 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

AEP Industries, Inc.*	179	$9,852
Casella Waste Systems, Inc. — Class A*	1,777	9,774
Capstone Turbine Corp.*,1	14,958	9,723
Applied Optoelectronics, Inc.*	672	9,327
Hurco Companies, Inc.	281	9,253
Vishay Precision Group, Inc.*	579	9,223
Mesa Laboratories, Inc.	127	9,169
Bel Fuse, Inc. — Class B	456	8,678
KEMET Corp.*	2,063	8,541
Ardmore Shipping Corp.	820	8,257
Xerium Technologies, Inc.*	497	8,061
LSI Industries, Inc.	980	7,987
USA Truck, Inc.*	284	7,864
Dynamic Materials Corp.	613	7,828
PAM Transportation Services, Inc.*	136	7,789
Knightsbridge Shipping Ltd.	1,529	7,645
Nordic American Offshore Ltd.	829	7,594
Handy & Harman Ltd.*	183	7,514
Universal Truckload Services, Inc.	296	7,453
Multi-Fineline Electronix, Inc.*	407	7,436
Electro Scientific Industries, Inc.	1,114	6,885
Frontline Ltd.*	3,021	6,767
Intevac, Inc.*	1,088	6,680
Ampco-Pittsburgh Corp.	377	6,582
Twin Disc, Inc.	366	6,467
Safe Bulkers, Inc.	1,769	6,351
Control4 Corp.*	520	6,230
UFP Technologies, Inc.*	268	6,105
LMI Aerospace, Inc.*	489	5,971
Manitex International, Inc.*	608	5,916
Olympic Steel, Inc.	415	5,586
Heritage-Crystal Clean, Inc.*	477	5,581
CUI Global, Inc.*	939	5,503
Energy Recovery, Inc.*	1,751	4,535
Layne Christensen Co.*	903	4,524
Dorian LPG Ltd.*	333	4,339
Viasystems Group, Inc.*	234	4,093
General Finance Corp.*	503	4,059
Sterling Construction Company, Inc.*	852	3,851
Imprivata, Inc.*	269	3,766
Baltic Trading Ltd.	2,136	3,183
Omega Flex, Inc.	126	3,169
International Shipholding Corp.	257	3,112
AM Castle & Co.*	845	3,084
Patriot Transportation Holding, Inc.*	96	2,397
SIFCO Industries, Inc.	109	2,375
NL Industries, Inc.*	305	2,364
CHC Group Ltd.*	1,455	1,935
Aspen Aerogels, Inc.*	256	1,864
Revolution Lighting Technologies, Inc.*,1	1,574	1,747
Ultrapetrol Bahamas Ltd.*	946	1,372
Erickson, Inc.*	268	1,158
Quest Resource Holding Corp.*	616	776
ARC Group Worldwide, Inc.*	135	721
TCP International Holdings Ltd.*	325	598
Turtle Beach Corp.*	304	565
Total Industrial		10,461,869

TECHNOLOGY - 6.6%
Ultimate Software Group, Inc.*	1,289	219,072
MAXIMUS, Inc.	3,079	205,555
Cypress Semiconductor Corp.	13,922	196,439
SS&C Technologies Holdings, Inc.	3,098	193,006
Tyler Technologies, Inc.*	1,503	181,156
Manhattan Associates, Inc.*	3,448	174,504
Cavium, Inc.*	2,402	170,110
Verint Systems, Inc.*	2,711	167,891
Guidewire Software, Inc.*	3,090	162,564
Aspen Technology, Inc.*	4,188	161,196
Microsemi Corp.*	4,320	152,928
Synaptics, Inc.*	1,639	133,259
Fair Isaac Corp.	1,463	129,797
Qlik Technologies, Inc.*	4,078	126,948
Integrated Device Technology, Inc.*	6,055	121,221
Medidata Solutions, Inc.*	2,460	120,638
ACI Worldwide, Inc.*	5,174	112,069
Mentor Graphics Corp.	4,405	105,852
Convergys Corp.	4,617	105,592
Proofpoint, Inc.*	1,768	104,701
Advent Software, Inc.	2,340	103,217
Silicon Laboratories, Inc.*	1,976	100,322
SYNNEX Corp.	1,295	100,039
Blackbaud, Inc.	2,098	99,403
EPAM Systems, Inc.*	1,620	99,290
Ambarella, Inc.*,1	1,308	99,029
Tessera Technologies, Inc.	2,432	97,962
Take-Two Interactive Software, Inc.*	3,795	96,602
Fairchild Semiconductor International, Inc. — Class A*	5,308	96,499
CACI International, Inc. — Class A*	1,069	96,124
Cirrus Logic, Inc.*	2,823	93,893
Dealertrack Technologies, Inc.*	2,437	93,872
CommVault Systems, Inc.*	2,146	93,780
Science Applications International Corp.	1,811	92,995
Monolithic Power Systems, Inc.	1,756	92,453
Electronics for Imaging, Inc.*	2,118	88,426
Envestnet, Inc.*	1,549	86,868
Entegris, Inc.*	6,331	86,672
Intersil Corp. — Class A	5,857	83,872
Demandware, Inc.*	1,366	83,188
MKS Instruments, Inc.	2,435	82,327
Semtech Corp.*	3,057	81,454
Synchronoss Technologies, Inc.*	1,607	76,268
FleetMatics Group plc*	1,698	76,155
PMC-Sierra, Inc.*	7,886	73,182
Syntel, Inc.*	1,410	72,939
NetScout Systems, Inc.*	1,658	72,704

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Power Integrations, Inc.	1,382	$71,975
IGATE Corp.*	1,673	71,370
Cornerstone OnDemand, Inc.*	2,418	69,856
MicroStrategy, Inc. — Class A*	412	69,706
OmniVision Technologies, Inc.*	2,550	67,244
Rambus, Inc.*	5,173	65,050
Acxiom Corp.*	3,501	64,733
Progress Software Corp.*	2,336	63,469
Infoblox, Inc.*	2,569	61,322
Monotype Imaging Holdings, Inc.	1,799	58,719
Omnicell, Inc.*	1,666	58,477
QLogic Corp.*	3,967	58,475
Veeco Instruments, Inc.*	1,820	55,601
ExlService Holdings, Inc.*	1,485	55,242
Cabot Microelectronics Corp.*	1,098	54,867
Constant Contact, Inc.*	1,426	54,487
Unisys Corp.*	2,325	53,963
Insight Enterprises, Inc.*	1,862	53,104
MedAssets, Inc.*	2,775	52,226
Super Micro Computer, Inc.*	1,571	52,173
MTS Systems Corp.	688	52,047
Cray, Inc.*	1,851	51,976
Imperva, Inc.*	1,165	49,746
SPS Commerce, Inc.*	736	49,386
InvenSense, Inc. — Class A*,1	3,228	49,098
Bottomline Technologies de, Inc.*	1,790	48,992
Virtusa Corp.*	1,183	48,953
RealPage, Inc.*	2,355	47,430
Diodes, Inc.*	1,658	47,352
CSG Systems International, Inc.	1,551	47,135
Sykes Enterprises, Inc.*	1,793	44,556
BroadSoft, Inc.*	1,299	43,464
Qualys, Inc.*	914	42,483
Ebix, Inc.	1,275	38,735
ManTech International Corp. — Class A	1,090	36,995
Kofax Ltd.*	3,374	36,945
Quality Systems, Inc.	2,267	36,227
Brooks Automation, Inc.	3,038	35,332
Pegasystems, Inc.	1,613	35,083
AVG Technologies N.V.*	1,585	34,315
Amkor Technology, Inc.*	3,882	34,297
Lattice Semiconductor Corp.*	5,354	33,944
Interactive Intelligence Group, Inc.*	764	31,462
Callidus Software, Inc.*	2,427	30,774
Micrel, Inc.	2,029	30,597
inContact, Inc.*	2,761	30,095
Actua Corp.*	1,870	28,966
Computer Programs & Systems, Inc.	508	27,564
PROS Holdings, Inc.*	1,070	26,440
Emulex Corp.*	3,228	25,727
Photronics, Inc.*	3,011	25,594
Inphi Corp.*	1,424	25,390
Epiq Systems, Inc.	1,412	25,317
LivePerson, Inc.*	2,464	25,219
PDF Solutions, Inc.*	1,388	24,873
Integrated Silicon Solution, Inc.	1,371	24,527
Tangoe, Inc.*	1,747	24,109
Engility Holdings, Inc.	798	23,972
Mercury Systems, Inc.*	1,512	23,511
RealD, Inc.*	1,829	23,393
Cvent, Inc.*	815	22,853
M/A-COM Technology Solutions Holdings, Inc.*	603	22,468
FormFactor, Inc.*	2,526	22,406
Ultratech, Inc.*	1,276	22,126
Xcerra Corp.*	2,415	21,469
SciQuest, Inc.*	1,248	21,129
Glu Mobile, Inc.*	4,090	20,491
CEVA, Inc.*	954	20,339
TeleTech Holdings, Inc.	797	20,284
Luxoft Holding, Inc.*	357	18,471
Nanometrics, Inc.*	1,087	18,283
Applied Micro Circuits Corp.*	3,546	18,085
Exar Corp.*	1,797	18,060
Rally Software Development Corp.*	1,130	17,730
Rudolph Technologies, Inc.*	1,512	16,662
Pericom Semiconductor Corp.	1,009	15,609
Quantum Corp.*	9,607	15,371
Eastman Kodak Co.*	803	15,249
Ciber, Inc.*	3,531	14,548
Dot Hill Systems Corp.*	2,729	14,464
Merge Healthcare, Inc.*	3,215	14,371
Silver Spring Networks, Inc.*	1,593	14,241
Barracuda Networks, Inc.*	360	13,849
Violin Memory, Inc.*	3,647	13,749
IXYS Corp.	1,113	13,712
Silicon Graphics International Corp.*	1,572	13,661
Vitesse Semiconductor Corp.*	2,510	13,328
Cohu, Inc.	1,149	12,570
KEYW Holding Corp.*	1,479	12,172
DSP Group, Inc.*	1,006	12,052
Axcelis Technologies, Inc.*	5,059	12,040
Entropic Communications, Inc.*	4,041	11,961
2U, Inc.*	466	11,920
Immersion Corp.*	1,288	11,824
Seachange International, Inc.*	1,494	11,728
Carbonite, Inc.*	804	11,497
American Software, Inc. — Class A	1,120	11,446
Maxwell Technologies, Inc.*	1,361	10,970
Digi International, Inc.*	1,098	10,958
Datalink Corp.*	895	10,776
InnerWorkings, Inc.*	1,594	10,712
Brightcove, Inc.*	1,458	10,687
Kopin Corp.*	2,999	10,556
Model N, Inc.*	875	10,465
HubSpot, Inc.*	261	10,414
MaxLinear, Inc. — Class A*	1,268	10,309

74 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Vocera Communications, Inc.*	1,026	$10,178
Jive Software, Inc.*	1,935	9,927
Paycom Software, Inc.*	296	9,490
Ultra Clean Holdings, Inc.*	1,321	9,445
Nimble Storage, Inc.*	422	9,415
Mavenir Systems, Inc.*	525	9,314
Sapiens International Corporation N.V.*	1,113	9,127
New Relic, Inc.*	261	9,057
Alpha & Omega Semiconductor Ltd.*	981	8,741
Benefitfocus, Inc.*	223	8,204
Cascade Microtech, Inc.*	580	7,876
Hortonworks, Inc.*	326	7,772
QAD, Inc. — Class A	316	7,647
Rosetta Stone, Inc.*	965	7,344
Digimarc Corp.	328	7,200
Agilysys, Inc.*	644	6,337
Varonis Systems, Inc.*	243	6,235
Globant S.A.*	294	6,192
ExOne Co.*	450	6,143
Park City Group, Inc.*	434	5,981
MobileIron, Inc.*	562	5,204
Computer Task Group, Inc.	685	5,007
QuickLogic Corp.*	2,466	4,759
Workiva, Inc.*	326	4,694
Rubicon Technology, Inc.*	1,165	4,590
Castlight Health, Inc. — Class B*	590	4,578
Everyday Health, Inc.*	344	4,424
Guidance Software, Inc.*	810	4,382
Amber Road, Inc.*	406	3,756
OPOWER, Inc.*	353	3,576
Five9, Inc.*	551	3,064
Audience, Inc.*	636	2,887
A10 Networks, Inc.*	579	2,507
Total Technology		9,001,231

COMMUNICATIONS - 4.0%
Qorvo, Inc.*	6,495	517,651
j2 Global, Inc.	2,162	142,000
Aruba Networks, Inc.*	4,857	118,948
DigitalGlobe, Inc.*	3,432	116,928
Houghton Mifflin Harcourt Co.*	4,959	116,437
Time, Inc.	5,016	112,559
ViaSat, Inc.*	1,881	112,126
Infinera Corp.*	5,573	109,620
Plantronics, Inc.	1,934	102,406
Finisar Corp.*	4,696	100,213
Sinclair Broadcast Group, Inc. — Class A	3,124	98,125
Anixter International, Inc.*	1,238	94,249
Ciena Corp.*	4,777	92,244
Meredith Corp.	1,634	91,127
New York Times Co. — Class A	6,294	86,605
InterDigital, Inc.	1,693	85,903
Polycom, Inc.*	6,283	84,192
comScore, Inc.*	1,577	80,743
Nexstar Broadcasting Group, Inc. — Class A	1,391	79,593
Shutterfly, Inc.*	1,752	79,261
WebMD Health Corp. — Class A*	1,761	77,192
Cogent Communications Holdings, Inc.	2,119	74,864
NeuStar, Inc. — Class A*,1	2,512	61,844
LogMeIn, Inc.*	1,103	61,757
Media General, Inc.*	3,612	59,562
West Corp.	1,752	59,094
MDC Partners, Inc. — Class A	1,932	54,773
NIC, Inc.	2,967	52,428
NETGEAR, Inc.*	1,576	51,819
Scholastic Corp.	1,208	49,456
Gogo, Inc.*,1	2,541	48,431
New Media Investment Group, Inc.	2,017	48,267
Shutterstock, Inc.*	691	47,451
Consolidated Communications Holdings, Inc.	2,292	46,757
ADTRAN, Inc.	2,423	45,237
Web.com Group, Inc.*	2,354	44,608
Stamps.com, Inc.*	645	43,402
Globalstar, Inc.*,1	12,263	40,836
Loral Space & Communications, Inc.*	596	40,790
EW Scripps Co. — Class A*	1,420	40,385
Ubiquiti Networks, Inc.	1,351	39,922
Vonage Holdings Corp.*	7,925	38,912
Ruckus Wireless, Inc.*	2,949	37,954
Iridium Communications, Inc.*	3,667	35,607
Bankrate, Inc.*	3,049	34,576
Shenandoah Telecommunications Co.	1,097	34,183
8x8, Inc.*	4,028	33,835
Cincinnati Bell, Inc.*	9,510	33,570
Perficient, Inc.*	1,571	32,504
Ixia*	2,618	31,756
Gray Television, Inc.*	2,253	31,136
Journal Communications, Inc. — Class A*	2,039	30,218
Marketo, Inc.*	1,166	29,873
Harmonic, Inc.*	4,012	29,729
Atlantic Tele-Network, Inc.	427	29,557
VASCO Data Security International, Inc.*,1	1,337	28,799
Orbitz Worldwide, Inc.*	2,346	27,354
Lands’ End, Inc.*	750	26,910
Chegg, Inc.*,1	3,351	26,640
CalAmp Corp.*	1,634	26,454
Blucora, Inc.*	1,915	26,159
Endurance International Group Holdings, Inc.*	1,370	26,112
FTD Companies, Inc.*	861	25,778
General Communication, Inc. — Class A*	1,633	25,736
Internap Corp.*	2,469	25,258
RetailMeNot, Inc.*	1,399	25,196
Global Eagle Entertainment, Inc.*	1,833	24,397
HealthStream, Inc.*	963	24,268
Gigamon, Inc.*	1,101	23,385
Inteliquent, Inc.	1,475	23,217
Textura Corp.*	846	22,995

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

XO Group, Inc.*	1,225	$21,646
Premiere Global Services, Inc.*	2,193	20,965
EarthLink Holdings Corp.	4,656	20,673
ePlus, Inc.*	237	20,602
Comtech Telecommunications Corp.	696	20,149
Comverse, Inc.*	1,018	20,055
RingCentral, Inc. — Class A*	1,275	19,546
ShoreTel, Inc.*	2,843	19,389
World Wrestling Entertainment, Inc. — Class A1	1,353	18,956
Spok Holdings, Inc.	985	18,882
Intralinks Holdings, Inc.*	1,785	18,457
GrubHub, Inc.*	406	18,428
Wayfair, Inc. — Class A*,1	573	18,405
Sonus Networks, Inc.*	2,235	17,612
Blue Nile, Inc.*	552	17,576
Harte-Hanks, Inc.	2,241	17,479
Safeguard Scientifics, Inc.*	938	16,959
Lionbridge Technologies, Inc.*	2,941	16,823
Entravision Communications Corp. — Class A	2,630	16,648
FairPoint Communications, Inc.*	945	16,632
Cumulus Media, Inc. — Class A*	6,550	16,179
Calix, Inc.*	1,886	15,824
Dice Holdings, Inc.*	1,761	15,708
RigNet, Inc.*	545	15,582
Intelsat S.A.*	1,243	14,916
ORBCOMM, Inc.*	2,495	14,895
Black Box Corp.	708	14,818
Extreme Networks, Inc.*	4,389	13,869
GTT Communications, Inc.*	726	13,707
Entercom Communications Corp. — Class A*	1,123	13,644
1-800-Flowers.com, Inc. — Class A*	1,130	13,368
IDT Corp. — Class B	745	13,224
Lumos Networks Corp.	856	13,063
EVINE Live, Inc.*	1,943	13,038
Zendesk, Inc.*	573	13,001
Bazaarvoice, Inc.*	2,271	12,831
Hawaiian Telcom Holdco, Inc.*	481	12,809
Overstock.com, Inc.*	528	12,788
Wix.com Ltd.*	608	11,649
Angie’s List, Inc.*	1,983	11,640
VirnetX Holding Corp.*	1,908	11,620
Box, Inc. — Class A*	567	11,198
Liquidity Services, Inc.*	1,115	11,016
KVH Industries, Inc.*	720	10,886
Zix Corp.*	2,695	10,591
Alliance Fiber Optic Products, Inc.	573	9,982
Limelight Networks, Inc.*	2,740	9,946
Telenav, Inc.*	1,239	9,813
Reis, Inc.	376	9,641
Q2 Holdings, Inc.*	450	9,513
QuinStreet, Inc.*	1,577	9,383
ChannelAdvisor Corp.*	942	9,128
Martha Stewart Living Omnimedia, Inc. — Class A*	1,359	8,834
Procera Networks, Inc.*	940	8,827
TechTarget, Inc.*	755	8,705
Central European Media Enterprises Ltd. — Class A*	3,207	8,531
Daily Journal Corp.*	46	8,427
TeleCommunication Systems, Inc. — Class A*	2,189	8,384
Oclaro, Inc.*	4,061	8,041
Boingo Wireless, Inc.*	1,055	7,955
Lee Enterprises, Inc.*	2,430	7,703
Rocket Fuel, Inc.*	835	7,682
Numerex Corp. — Class A*	665	7,581
Marin Software, Inc.*	1,197	7,529
Clearfield, Inc.*	499	7,395
Sizmek, Inc.*	1,002	7,275
Saga Communications, Inc. — Class A	159	7,082
AH Belo Corp. — Class A	856	7,045
RealNetworks, Inc.*	1,043	7,019
Coupons.com, Inc.*	550	6,457
ModusLink Global Solutions, Inc.*	1,676	6,453
Rubicon Project, Inc.*	359	6,433
Crown Media Holdings, Inc. — Class A*	1,578	6,312
TrueCar, Inc.*	353	6,301
Tessco Technologies, Inc.	254	6,264
Marchex, Inc. — Class B	1,493	6,091
magicJack VocalTec Ltd.*	811	5,547
Cinedigm Corp. — Class A*	3,422	5,544
Townsquare Media, Inc. — Class A*	406	5,217
McClatchy Co. — Class A*	2,778	5,112
Cyan, Inc.*	1,250	4,988
Millennial Media, Inc.*	3,426	4,968
Preformed Line Products Co.	116	4,887
Hemisphere Media Group, Inc.*	380	4,807
YuMe, Inc.*	824	4,277
Global Sources Ltd.*	688	4,032
Rightside Group Ltd.*	396	4,019
Yodlee, Inc.*	296	3,984
Tremor Video, Inc.*	1,613	3,774
NTELOS Holdings Corp.	769	3,691
ParkerVision, Inc.*,1	4,357	3,616
Covisint Corp.*	1,737	3,526
Travelzoo, Inc.*	336	3,239
Radio One, Inc. — Class D*	1,051	3,237
Connecture, Inc.*	301	3,115
Salem Media Group, Inc. — Class A	475	2,926
Dex Media, Inc.*	652	2,732
Unwired Planet, Inc.*	4,457	2,549
TubeMogul, Inc.*	160	2,211
Demand Media, Inc.*	386	2,208
Vringo, Inc.*	3,250	2,114
Aerohive Networks, Inc.*	432	1,927
ReachLocal, Inc.*	600	1,746

76 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Borderfree, Inc.*	271	$1,629
Total Communications		5,436,973

UTILITIES - 2.1%
Dynegy, Inc.*	5,586	175,568
Cleco Corp.	2,746	149,712
IDACORP, Inc.	2,288	143,847
WGL Holdings, Inc.	2,358	132,991
UIL Holdings Corp.	2,570	132,149
Portland General Electric Co.	3,556	131,892
Piedmont Natural Gas Company, Inc.	3,544	130,809
Southwest Gas Corp.	2,115	123,030
New Jersey Resources Corp.	3,833	119,053
NorthWestern Corp.	2,130	114,573
ALLETE, Inc.	2,019	106,522
PNM Resources, Inc.	3,623	105,792
Black Hills Corp.	2,029	102,343
ONE Gas, Inc.	2,364	102,196
Laclede Group, Inc.	1,963	100,545
Avista Corp.	2,737	93,551
South Jersey Industries, Inc.	1,499	81,366
El Paso Electric Co.	1,833	70,827
American States Water Co.	1,764	70,366
MGE Energy, Inc.	1,576	69,848
Northwest Natural Gas Co.	1,234	59,170
Ormat Technologies, Inc.	1,499	56,992
NRG Yield, Inc. — Class A	1,081	54,839
Otter Tail Corp.	1,658	53,338
California Water Service Group	2,175	53,309
Empire District Electric Co.	1,964	48,746
Abengoa Yield plc	1,298	43,846
Chesapeake Utilities Corp.	661	33,453
Unitil Corp.	633	22,009
SJW Corp.	712	22,008
Connecticut Water Service, Inc.	496	18,020
PICO Holdings, Inc.*	1,034	16,761
Middlesex Water Co.	726	16,524
Atlantic Power Corp.	5,489	15,424
York Water Co.	589	14,301
EnerNOC, Inc.*	1,194	13,612
Artesian Resources Corp. — Class A	342	7,315
Ameresco, Inc. — Class A*	904	6,690
Spark Energy, Inc. — Class A	135	1,991
Total Utilities		2,815,328

ENERGY - 2.0%
SemGroup Corp. — Class A	1,937	157,556
Diamondback Energy, Inc.*	2,003	153,910
Carrizo Oil & Gas, Inc.*	2,327	115,536
Western Refining, Inc.	2,244	110,831
Delek US Holdings, Inc.	2,699	107,285
PDC Energy, Inc.*	1,809	97,758
Exterran Holdings, Inc.	2,663	89,396
Bristow Group, Inc.	1,619	88,154
Matador Resources Co.*	3,334	73,081
Helix Energy Solutions Group, Inc.*	4,801	71,823
SEACOR Holdings, Inc.*	846	58,941
Rosetta Resources, Inc.*	3,349	57,000
Pattern Energy Group, Inc.	1,991	56,384
Forum Energy Technologies, Inc.*	2,711	53,135
Green Plains, Inc.	1,701	48,564
TerraForm Power, Inc. — Class A	1,291	47,134
SunCoke Energy, Inc.	3,002	44,850
Bonanza Creek Energy, Inc.*	1,785	44,018
Synergy Resources Corp.*	3,676	43,562
McDermott International, Inc.*	10,806	41,495
Parsley Energy, Inc. — Class A*	2,419	38,656
Stone Energy Corp.*	2,554	37,493
Flotek Industries, Inc.*	2,444	36,025
Newpark Resources, Inc.*	3,860	35,165
Thermon Group Holdings, Inc.*	1,421	34,203
Sanchez Energy Corp.*,1	2,315	30,118
Primoris Services Corp.	1,727	29,687
RSP Permian, Inc.*	1,141	28,742
CARBO Ceramics, Inc.1	898	27,398
Magnum Hunter Resources Corp.*,1	8,934	23,854
C&J Energy Services Ltd.*	2,093	23,295
Callon Petroleum Co.*	2,989	22,328
TETRA Technologies, Inc.*	3,590	22,186
Northern Oil and Gas, Inc.*	2,777	21,411
Matrix Service Co.*	1,201	21,090
Alon USA Energy, Inc.	1,190	19,718
Plug Power, Inc.*,1	7,600	19,684
Penn Virginia Corp.*,1	2,983	19,330
Parker Drilling Co.*	5,509	19,227
Bill Barrett Corp.*	2,260	18,758
Westmoreland Coal Co.*	682	18,250
Tesco Corp.	1,576	17,919
Halcon Resources Corp.*,1	11,615	17,887
Contango Oil & Gas Co.*	792	17,424
REX American Resources Corp.*	285	17,331
PHI, Inc.*	573	17,236
Clean Energy Fuels Corp.*,1	3,083	16,448
Cloud Peak Energy, Inc.*	2,771	16,127
Energy XXI Ltd.1	4,265	15,525
Pioneer Energy Services Corp.*	2,853	15,463
Triangle Petroleum Corp.*	3,065	15,417
Gulfmark Offshore, Inc. — Class A	1,144	14,918
Renewable Energy Group, Inc.*	1,571	14,485
Abraxas Petroleum Corp.*	4,204	13,663
Clayton Williams Energy, Inc.*	260	13,164
ION Geophysical Corp.*	5,878	12,755
FuelCell Energy, Inc.*,1	10,163	12,704
EXCO Resources, Inc.1	6,906	12,638
Panhandle Oil and Gas, Inc. — Class A	636	12,586
Approach Resources, Inc.*,1	1,791	11,803
Pacific Ethanol, Inc.*	1,088	11,740

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Vivint Solar, Inc.*	934	$11,339
Enphase Energy, Inc.*	832	10,974
Natural Gas Services Group, Inc.*	568	10,917
Trecora Resources*	893	10,895
Key Energy Services, Inc.*	5,884	10,709
Alpha Natural Resources, Inc.*,1	10,070	10,069
Basic Energy Services, Inc.*	1,445	10,014
FutureFuel Corp.	974	10,003
Geospace Technologies Corp.*	598	9,873
Solazyme, Inc.*,1	3,442	9,844
Gulf Island Fabrication, Inc.	658	9,778
Arch Coal, Inc.*,1	9,327	9,326
Gastar Exploration, Inc.*	3,186	8,347
FMSA Holdings, Inc.*	1,133	8,203
Rex Energy Corp.*,1	2,185	8,128
W&T Offshore, Inc.	1,590	8,125
Eclipse Resources Corp.*,1	1,378	7,744
Comstock Resources, Inc.1	2,154	7,690
Goodrich Petroleum Corp.*,1	2,034	7,221
Adams Resources & Energy, Inc.	92	6,183
PetroQuest Energy, Inc.*	2,660	6,118
Willbros Group, Inc.*	1,819	6,021
Jones Energy, Inc. — Class A*	632	5,675
Hallador Energy Co.	472	5,518
VAALCO Energy, Inc.*	2,252	5,517
Evolution Petroleum Corp.	893	5,313
TransAtlantic Petroleum Ltd.*	995	5,313
Isramco, Inc.*	39	4,906
Swift Energy Co.*,1	1,984	4,285
North Atlantic Drilling Ltd.	3,102	3,598
Independence Contract Drilling, Inc.*	468	3,262
FX Energy, Inc.*	2,452	3,065
Hercules Offshore, Inc.*,1	7,307	3,063
Vantage Drilling Co.*	9,350	3,062
Warren Resources, Inc.*	3,338	2,971
Amyris, Inc.*	1,188	2,851
Mitcham Industries, Inc.*	577	2,654
Emerald Oil, Inc.*	3,540	2,620
Nuverra Environmental Solutions, Inc.*,1	687	2,446
Vertex Energy, Inc.*,1	587	2,172
Resolute Energy Corp.*	3,544	1,997
Walter Energy, Inc.1	2,981	1,848
Midstates Petroleum Company, Inc.*	1,692	1,438
Glori Energy, Inc.*	555	1,182
Profire Energy, Inc.*	665	898
Miller Energy Resources, Inc.*	1,365	853
Harvest Natural Resources, Inc.*	1,903	851
American Eagle Energy Corp.*	1,383	249
Total Energy		2,679,392

BASIC MATERIALS - 2.0%
Sensient Technologies Corp.	2,250	154,981
PolyOne Corp.	4,059	151,604
Axiall Corp.	3,179	149,221
Olin Corp.	3,593	115,120
Minerals Technologies, Inc.	1,570	114,768
HB Fuller Co.	2,269	97,272
Chemtura Corp.*	3,312	90,384
US Silica Holdings, Inc.1	2,444	87,030
Commercial Metals Co.	5,357	86,730
Balchem Corp.	1,382	76,535
Stillwater Mining Co.*	5,450	70,414
Schweitzer-Mauduit International, Inc.	1,387	63,968
A. Schulman, Inc.	1,327	63,961
Kaiser Aluminum Corp.	820	63,051
Worthington Industries, Inc.	2,340	62,267
Tronox Ltd. — Class A	2,795	56,822
Clearwater Paper Corp.*	867	56,615
Innophos Holdings, Inc.	999	56,304
Globe Specialty Metals, Inc.	2,905	54,962
PH Glatfelter Co.	1,961	53,986
Innospec, Inc.	1,109	51,447
Quaker Chemical Corp.	600	51,384
Resolute Forest Products, Inc.*	2,966	51,164
Calgon Carbon Corp.	2,423	51,053
Hecla Mining Co.	16,658	49,641
Neenah Paper, Inc.	753	47,093
OM Group, Inc.	1,371	41,171
Ferro Corp.*	3,263	40,951
Stepan Co.	874	36,411
Materion Corp.	937	36,009
AK Steel Holding Corp.*	8,003	35,773
Deltic Timber Corp.	495	32,794
Century Aluminum Co.*	2,338	32,264
Horsehead Holding Corp.*	2,536	32,106
Kraton Performance Polymers, Inc.*	1,491	30,133
Intrepid Potash, Inc.*	2,537	29,302
Aceto Corp.	1,306	28,732
Coeur Mining, Inc.*	4,710	22,184
Schnitzer Steel Industries, Inc. — Class A	1,196	18,969
OMNOVA Solutions, Inc.*	2,155	18,382
Koppers Holdings, Inc.	931	18,322
Wausau Paper Corp.	1,920	18,298
Zep, Inc.	1,045	17,796
Hawkins, Inc.	468	17,779
Landec Corp.*	1,219	17,005
American Vanguard Corp.	1,308	13,891
Kronos Worldwide, Inc.	952	12,043
KMG Chemicals, Inc.	436	11,654
Rentech, Inc.*	10,006	11,207
Orchids Paper Products Co.	368	9,921
Ring Energy, Inc.*	901	9,569
Universal Stainless & Alloy Products, Inc.*	321	8,417
Oil-Dri Corporation of America	214	7,201
Noranda Aluminum Holding Corp.	2,018	5,993
United States Lime & Minerals, Inc.	84	5,418
Shiloh Industries, Inc.*	377	5,293

78 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Gold Resource Corp.1	1,655	$5,279
Ryerson Holding Corp.*	499	3,179
Molycorp, Inc.*,1	8,200	3,159
Total Basic Materials		2,664,382

DIVERSIFIED - 0.1%
Horizon Pharma plc*	2,960	76,871
HRG Group, Inc.*	3,782	47,199
National Bank Holdings Corp. — Class A	1,586	29,832
FCB Financial Holdings, Inc. — Class A*	375	10,264
Resource America, Inc. — Class A	688	6,261
Tiptree Financial, Inc. — Class A	355	2,354
Total Diversified		172,781

GOVERNMENT - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,350	44,267

Total Common Stocks
(Cost $72,557,183)		82,398,465

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	39	31
Magnum Hunter Resources Corp.
$8.50, 04/15/16	334	—
Imperial Holdings, Inc.
$10.75, 10/06/19	18	—
Total Warrants
(Cost $220)		31

RIGHTS - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15†††	1,031	2,598
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††	140	1,368
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††	110	66
Total Rights
(Cost $1,595)		4,032

	Face Amount

CORPORATE BONDS†† - 0.0%
FINANCIAL - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	195
Total Corporate Bonds
(Cost $—)		195

REPURCHASE AGREEMENTS††,2 - 12.3%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	8,576,505	8,576,505
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	5,116,501	5,116,501
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	3,063,038	3,063,038
Total Repurchase Agreements
(Cost $16,756,044)		16,756,044

SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 03/31/15 at 0.10% due 04/01/15	389,039	389,039
BNP Paribas Securities Corp. issued 03/31/15 at 0.10% due 04/01/15	133,829	133,829
Barclays Capital, Inc. issued 03/31/15 at 0.10% due 04/01/15	69,078	69,078
Total Securities Lending Collateral
(Cost $591,946)		591,946

Total Investments - 73.5%
(Cost $89,906,988)		$99,750,713
Other Assets & Liabilities, net - 26.5%		35,953,805
Total Net Assets - 100.0%		$135,704,518

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2015
RUSSELL 2000® 2x STRATEGY FUND

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $82,572,120)	661	$1,190,464

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2015 Russell 2000 Index Swap, Terminating 04/30/154 (Notional Value $56,522,103)	45,118	$442,105
Goldman Sachs International April 2015 Russell 2000 Index Swap, Terminating 04/28/154 (Notional Value $50,397,593)	40,229	336,407
Credit Suisse Capital, LLC April 2015 Russell 2000 Index Swap, Terminating 04/28/154 (Notional Value $1,405,499)	1,122	24,098
(Total Notional Value $108,325,195)		$802,610

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at March 31, 2015 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	Securities lending collateral — See Note 6.
4	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

80 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Investments, at value - including $560,822 of securities loaned (cost $72,558,998)	$82,402,723
Repurchase agreements, at value (cost $17,347,990)	17,347,990
Total investments (cost $89,906,988)	99,750,713
Foreign currency, at value (cost $69)	69
Segregated cash with broker	10,012,140
Unrealized appreciation on swap agreements	802,610
Cash	8,508
Receivables:
Fund shares sold	28,480,467
Securities sold	274,363
Swap settlement	182,587
Dividends	71,404
Securities lending income	2,375
Interest	16
Foreign taxes reclaim	7
Total assets	139,585,259

Liabilities:
Payable for:
Fund shares redeemed	2,576,756
Return of securities loaned	600,598
Securities purchased	411,656
Variation margin	123,551
Management fees	60,442
Distribution and service fees	17,747
Transfer agent and administrative fees	16,790
Portfolio accounting fees	10,074
Miscellaneous	63,127
Total liabilities	3,880,741
Commitments and contingent liabilities (Note 13)	—
Net assets	$135,704,518

Net assets consist of:
Paid in capital	$126,674,940
Accumulated net investment loss	(14,533)
Accumulated net realized loss on investments	(2,792,688)
Net unrealized appreciation on investments	11,836,799
Net assets	$135,704,518

A-Class:
Net assets	$4,490,043
Capital shares outstanding	12,851
Net asset value per share	$349.39
Maximum offering price per share (Net asset value divided by 95.25%)	$366.82

C-Class:
Net assets	$1,739,216
Capital shares outstanding	5,327
Net asset value per share	$326.49

H-Class:
Net assets	$129,475,259
Capital shares outstanding	371,151
Net asset value per share	$348.85

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $383)	$498,954
Income from securities lending, net	22,189
Interest	3,327
Total investment income	524,470

Expenses:
Management fees	553,918
Transfer agent and administrative fees	153,868
Distribution and service fees:
A-Class	12,413
C-Class	18,853
H-Class	136,744
Portfolio accounting fees	92,322
Custodian fees	7,179
Trustees’ fees*	4,157
Line of credit fees	1,138
Miscellaneous	150,294
Total expenses	1,130,886
Net investment loss	(606,416)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,443,201
Swap agreements	10,496,591
Futures contracts	(547,518)
Foreign currency	(3)
Net realized gain	14,392,271
Net change in unrealized appreciation (depreciation) on:
Investments	200,936
Swap agreements	(244,749)
Futures contracts	1,124,636
Net change in unrealized appreciation (depreciation)	1,080,823
Net realized and unrealized gain	15,473,094
Net increase in net assets resulting from operations	$14,866,678

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 81

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(606,416)	$(623,410)
Net realized gain on investments	14,392,271	12,854,915
Net change in unrealized appreciation (depreciation) on investments	1,080,823	6,178,370
Net increase in net assets resulting from operations	14,866,678	18,409,875

Distributions to shareholders from:
Net realized gains
A-Class	(19,140)	(196,564)
C-Class	(6,150)	(67,792)
H-Class	(129,464)	(1,560,179)
Total distributions to shareholders	(154,754)	(1,824,535)

Capital share transactions:
Proceeds from sale of shares
A-Class	52,972,910	34,777,116
C-Class	45,533,953	55,089,300
H-Class	2,329,838,795	2,456,167,199
Distributions reinvested
A-Class	17,968	170,524
C-Class	5,816	62,440
H-Class	127,254	1,524,832
Cost of shares redeemed
A-Class	(53,884,041)	(36,239,646)
C-Class	(49,493,373)	(52,642,395)
H-Class	(2,278,396,597)	(2,457,511,447)
Net increase from capital share transactions	46,722,685	1,397,923
Net increase in net assets	61,434,609	17,983,263

Net assets:
Beginning of year	74,269,909	56,286,646
End of year	$135,704,518	$74,269,909
Accumulated net investment loss at end of year	$(14,533)	$(15,301)

Capital share activity:
Shares sold
A-Class	170,091	127,263
C-Class	158,088	212,690
H-Class	7,671,539	9,274,662
Shares issued from reinvestment of distributions
A-Class	57	608
C-Class	20	236
H-Class	403	5,448
Shares redeemed
A-Class	(173,402)	(135,480)
C-Class	(171,790)	(205,070)
H-Class	(7,503,123)	(9,302,952)
Net increase (decrease) in shares	151,883	(22,595)

82 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$314.68	$217.14	$173.53	$135.39	$169.09	$113.55
Income (loss) from investment operations:
Net investment income (loss)[c]	(3.03)	(2.80)	(.60)	(1.50)	(2.46)	(1.49)
Net gain (loss) on investments (realized and unrealized)	39.13	107.93	44.21	39.64	(31.24)	57.03
Total from investment operations	36.10	105.13	43.61	38.14	(33.70)	55.54
Less distributions from:
Net realized gains	(1.39)	(7.59)	—	—	—	—
Total distributions	(1.39)	(7.59)	—	—	—	—
Net asset value, end of period	$349.39	$314.68	$217.14	$173.53	$135.39	$169.09

Total Return[d]	11.52%	48.84%	25.14%	28.18%	(19.93%)	48.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,490	$5,068	$5,149	$1,706	$3,356	$3,183
Ratios to average net assets:
Net investment income (loss)	(0.98%)	(1.02%)	(1.21%)	(0.95%)	(1.52%)	(1.16%)
Total expenses	1.80%	1.76%	1.79%	1.82%	1.94%	1.80%
Portfolio turnover rate	620%	515%	88%	622%	150%	148%

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$296.29	$206.27	$165.09	$129.68	$163.02	$110.27
Income (loss) from investment operations:
Net investment income (loss)[c]	(5.66)	(4.58)	(.96)	(2.28)	(3.51)	(2.28)
Net gain (loss) on investments (realized and unrealized)	37.25	102.19	42.14	37.69	(29.83)	55.03
Total from investment operations	31.59	97.61	41.18	35.41	(33.34)	52.75
Less distributions from:
Net realized gains	(1.39)	(7.59)	—	—	—	—
Total distributions	(1.39)	(7.59)	—	—	—	—
Net asset value, end of period	$326.49	$296.29	$206.27	$165.09	$129.68	$163.02

Total Return[d]	10.71%	47.76%	24.95%	27.32%	(20.45%)	47.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,739	$5,632	$2,301	$3,398	$1,301	$1,900
Ratios to average net assets:
Net investment income (loss)	(1.97%)	(1.78%)	(2.00%)	(1.48%)	(2.28%)	(1.91%)
Total expenses	2.75%	2.50%	2.49%	2.51%	2.69%	2.56%
Portfolio turnover rate	620%	515%	88%	622%	150%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Per Share Data
Net asset value, beginning of period	$314.19	$216.88	$173.36	$135.31	$169.09	$113.58
Income (loss) from investment operations:
Net investment income (loss)[c]	(2.85)	(2.80)	(.62)	(1.42)	(2.48)	(1.57)
Net gain (loss) on investments (realized and unrealized)	38.90	107.70	44.14	39.47	(31.30)	57.08
Total from investment operations	36.05	104.90	43.52	38.05	(33.78)	55.51
Less distributions from:
Net realized gains	(1.39)	(7.59)	—	—	—	—
Total distributions	(1.39)	(7.59)	—	—	—	—
Net asset value, end of period	$348.85	$314.19	$216.88	$173.36	$135.31	$169.09

Total Return[d]	11.52%	48.79%	25.12%	28.13%	(19.98%)	48.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$129,475	$63,570	$48,837	$43,854	$30,306	$39,755
Ratios to average net assets:
Net investment income (loss)	(0.95%)	(1.07%)	(1.29%)	(0.91%)	(1.56%)	(1.20%)
Total expenses	1.81%	1.78%	1.83%	1.82%	1.94%	1.81%
Portfolio turnover rate	620%	515%	88%	622%	150%	148%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.

84 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2015

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended March 31, 2015, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index. Inverse Russell 2000® 2x Strategy Fund H-Class returned -23.48%, while the Russell 2000 Index returned 8.21% over the same period.

Among sectors, the biggest performance contributors to the underlying index during the period were Health Care and Financials. The Energy sector detracted most from return, followed by the Materials sector.

Qorvo, Inc., InterMune, Inc., and Puma Biotechnology, Inc., were the largest contributors to performance of the underlying index for the year. CARBO Ceramics, Inc., Civeo Corp., and GT Advanced Technologies, Inc. were the leading detractors from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes. The results of derivatives use during the period were within our expectations and contributed to the Fund’s performance.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 85

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Cumulative Fund Performance *

Average Annual Returns*
Periods Ended March 31, 2015

	1 Year	5 Year	Since Inception (05/31/06)
A-Class Shares	-23.39%	-36.31%	-31.12%
A-Class Shares with sales charge†	-27.03%	-36.93%	-31.50%
C-Class Shares	-24.08%	-36.70%	-31.60%
C-Class Shares with CDSC‡	-24.84%	-36.70%	-31.60%
H-Class Shares	-23.48%	-36.30%	-31.15%
Russell 2000 Index	8.21%	14.57%	7.92%

*
The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

86 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2015
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 81.0%
HSBC Group issued 03/31/15 at 0.03% due 04/01/15	$4,846,887	$4,846,887
UMB Financial Corp. issued 03/31/15 at 0.03% due 04/01/15	2,891,516	2,891,516
RBC Capital Markets issued 03/31/15 at 0.05% due 04/01/15	1,731,031	1,731,031
Total Repurchase Agreements
(Cost $9,469,434)		9,469,434

Total Investments - 81.0%
(Cost $9,469,434)		$9,469,434
Other Assets & Liabilities, net - 19.0%		2,218,423
Total Net Assets - 100.0%		$11,687,857

	Units	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $624,600)	5	$(6,553)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2015 Russell 2000 Index Swap, Terminating 04/28/152 (Notional Value $1,232,248)	984	$(15,667)
Credit Suisse Capital, LLC April 2015 Russell 2000 Index Swap, Terminating 04/28/152 (Notional Value $1,195,222)	954	(20,493)
Barclays Bank plc April 2015 Russell 2000 Index Swap, Terminating 04/30/152 (Notional Value $20,015,584)	15,977	(168,431)
(Total Notional Value $22,443,054)		$(204,591)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 87

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

Assets:
Repurchase agreements, at value (cost $9,469,434)	$9,469,434
Segregated cash with broker	2,629,395
Receivables:
Fund shares sold	1,005,601
Variation margin	2,795
Interest	9
Total assets	13,107,234

Liabilities:
Unrealized depreciation on swap agreements	204,591
Payable for:
Fund shares redeemed	1,151,860
Swap settlement	30,420
Management fees	9,522
Distribution and service fees	3,058
Transfer agent and administrative fees	2,645
Portfolio accounting fees	1,587
Miscellaneous	15,694
Total liabilities	1,419,377
Commitments and contingent liabilities (Note 13)	—
Net assets	$11,687,857

Net assets consist of:
Paid in capital	$141,645,552
Undistributed net investment income	—
Accumulated net realized loss on investments	(129,746,551)
Net unrealized depreciation on investments	(211,144)
Net assets	$11,687,857

A-Class:
Net assets	$516,144
Capital shares outstanding	20,607
Net asset value per share	$25.05
Maximum offering price per share (Net asset value divided by 95.25%)	$26.30

C-Class:
Net assets	$664,205
Capital shares outstanding	28,468
Net asset value per share	$23.33

H-Class:
Net assets	$10,507,508
Capital shares outstanding	420,992
Net asset value per share	$24.96

STATEMENT OF OPERATIONS

Year Ended March 31, 2015

Investment Income:
Interest	$3,717
Other income	89
Total investment income	3,806

Expenses:
Management fees	224,788
Transfer agent and administrative fees	62,442
Distribution and service fees:
A-Class	2,186
C-Class	8,901
H-Class	58,035
Portfolio accounting fees	37,466
Custodian fees	2,918
Trustees’ fees*	2,058
Miscellaneous	61,193
Total expenses	459,987
Net investment loss	(456,181)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(5,305,366)
Futures contracts	663,061
Net realized loss	(4,642,305)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	98,548
Futures contracts	(18,746)
Net change in unrealized appreciation (depreciation)	79,802
Net realized and unrealized loss	(4,562,503)
Net decrease in net assets resulting from operations	$(5,018,684)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2015	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(456,181)	$(471,210)
Net realized loss on investments	(4,642,305)	(13,109,130)
Net change in unrealized appreciation (depreciation) on investments	79,802	(248,873)
Net decrease in net assets resulting from operations	(5,018,684)	(13,829,213)

Capital share transactions:
Proceeds from sale of shares
A-Class	25,053,419	15,731,364
C-Class	60,186,523	68,364,443
H-Class	1,333,164,672	1,592,417,791
Cost of shares redeemed
A-Class	(24,888,532)	(15,343,437)
C-Class	(59,783,125)	(67,983,027)
H-Class	(1,334,005,882)	(1,607,640,977)
Net decrease from capital share transactions	(272,925)	(14,453,843)
Net decrease in net assets	(5,291,609)	(28,283,056)

Net assets:
Beginning of year	16,979,466	45,262,522
End of year	$11,687,857	$16,979,466
Undistributed net investment income/(Accumulated net investment loss) at end of year	$—	$(99,624)

Capital share activity:
Shares sold
A-Class	831,137	356,802 *
C-Class	2,015,744	1,802,989 *
H-Class	42,281,149	38,041,726 *
Shares redeemed
A-Class	(830,251)	(351,511)*
C-Class	(2,003,141)	(1,796,984)*
H-Class	(42,346,014)	(38,331,489)*
Net decrease in shares	(51,376)	(278,467)*

*
Reverse Share Split — Capital share activity for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 89

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[a,b,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[c,f]	Year Ended December 31, 2010[c,f]
Per Share Data
Net asset value, beginning of period	$32.70	$57.03	$73.35	$111.91	$146.40	$291.80
Income (loss) from investment operations:
Net investment income (loss)[d]	(.56)	(.76)	(.25)	(1.45)	(2.65)	(3.60)
Net gain (loss) on investments (realized and unrealized)	(7.09)	(23.57)	(16.07)	(37.11)	(31.84)	(141.80)
Total from investment operations	(7.65)	(24.33)	(16.32)	(38.56)	(34.49)	(145.40)
Net asset value, end of period	$25.05	$32.70	$57.03	$73.35	$111.91	$146.40

Total Return[e]	(23.39%)	(42.68%)	(22.22%)	(34.45%)	(23.57%)	(49.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$516	$645	$823	$997	$837	$851
Ratios to average net assets:
Net investment income (loss)	(1.77%)	(1.75%)	(1.86%)	(1.69%)	(1.95%)	(1.66%)
Total expenses	1.78%	1.77%	1.94%	1.81%	1.99%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[a,b,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[c,f]	Year Ended December 31, 2010[c,f]
Per Share Data
Net asset value, beginning of period	$30.73	$54.03	$69.56	$106.30	$140.00	$280.60
Income (loss) from investment operations:
Net investment income (loss)[d]	(.74)	(1.00)	(.40)	(2.05)	(3.40)	(4.80)
Net gain (loss) on investments (realized and unrealized)	(6.66)	(22.30)	(15.13)	(34.69)	(30.30)	(135.80)
Total from investment operations	(7.40)	(23.30)	(15.53)	(36.74)	(33.70)	(140.60)
Net asset value, end of period	$23.33	$30.73	$54.03	$69.56	$106.30	$140.00

Total Return[e]	(24.08%)	(43.15%)	(22.29%)	(34.57%)	(24.07%)	(50.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$664	$488	$533	$1,059	$2,886	$2,798
Ratios to average net assets:
Net investment income (loss)	(2.55%)	(2.47%)	(2.32%)	(2.46%)	(2.65%)	(2.39%)
Total expenses	2.56%	2.49%	2.39%	2.57%	2.73%	2.56%
Portfolio turnover rate	—	—	—	—	—	—

90 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[a,b,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[c,f]	Year Ended December 31, 2010[c,f]
Per Share Data
Net asset value, beginning of period	$32.62	$56.61	$72.71	$111.31	$145.60	$290.40
Income (loss) from investment operations:
Net investment income (loss)[d]	(.56)	(.74)	(.25)	(1.50)	(2.55)	(3.60)
Net gain (loss) on investments (realized and unrealized)	(7.10)	(23.25)	(15.85)	(37.10)	(31.74)	(141.20)
Total from investment operations	(7.66)	(23.99)	(16.10)	(38.60)	(34.29)	(144.80)
Net asset value, end of period	$24.96	$32.62	$56.61	$72.71	$111.31	$145.60

Total Return[e]	(23.48%)	(42.37%)	(22.15%)	(34.68%)	(23.56%)	(49.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,508	$15,847	$43,907	$13,462	$23,518	$25,103
Ratios to average net assets:
Net investment income (loss)	(1.80%)	(1.76%)	(1.73%)	(1.75%)	(1.94%)	(1.66%)
Total expenses	1.82%	1.79%	1.81%	1.86%	1.97%	1.81%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Reverse Share Split — Per share amounts for periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]
Reverse Share Split — Per share amounts for periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 91

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At March 31, 2015, the Trust consisted of eight funds.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the March 31, 2015, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

92 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE RYDEX FUNDS ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (continued)

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

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NOTES TO FINANCIAL STATEMENTS (continued)

Each of the Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at the annualized rate of 0.15% based on the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended March 31, 2015, GFD retained sales charges of $61,626 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1    —     quoted prices in active markets for identical assets or liabilities.

Level 2    —     significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3     —    significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500® 2x Strategy Fund	$114,424,186	$510,918	$31,834,197	$692,939	$—	$147,462,240
Inverse S&P 500® 2x Strategy Fund	—	99,240	24,052,136	—	—	24,151,376
NASDAQ-100® 2x Strategy Fund	273,793,866	301,357	17,780,268	593,499	—	292,468,990
Inverse NASDAQ-100® 2x Strategy Fund	—	36,667	17,721,576	98,773	—	17,857,016
Dow 2x Strategy Fund	7,375,120	19,970	28,492,597	243,091	—	36,130,778
Inverse Dow 2x Strategy Fund	—	—	6,737,836	—	—	6,737,836
Russell 2000® 2x Strategy Fund	82,398,496	1,190,464	17,348,185	802,610	4,032	101,743,787
Inverse Russell 2000® 2x Strategy Fund	—	—	9,469,434	—	—	9,469,434

Liabilities
Inverse S&P 500® 2x Strategy Fund	$—	$—	$—	$271,218	$—	$271,218
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	104,573	—	104,573
Inverse Dow 2x Strategy Fund	—	458	—	69,833	—	70,291
Inverse Russell 2000® 2x Strategy Fund	—	6,553	—	204,591	—	211,144

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 31, 2015, Russell 2000® 2x Strategy Fund had securities with a total value of $2,664 transfer from Level 2 to Level 3 based on a change in availability of market information.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

96 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.03%			0.00%
Due 04/01/15	$70,000,000	$70,000,058	05/15/18	$73,453,000	$71,400,723

UMB Financial Corp.			U.S. Treasury Notes
0.03%			1.38% - 2.13%
Due 04/01/15	41,760,027	41,760,062	11/30/15 - 12/31/15	41,890,100	42,595,279

RBC Capital Markets			U.S. TIP Note
0.05%			1.63%
Due 04/01/15	25,000,000	25,000,035	01/15/18	14,462,300	17,283,257
			U.S. Treasury Note
			2.50%
			05/15/24	7,692,100	8,216,788

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
S&P 500® 2x Strategy Fund	$47,391	$48,325
NASDAQ-100® 2x Strategy Fund	1,019,358	1,051,950
Russell 2000® 2x Strategy Fund	560,822	600,598

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NOTES TO FINANCIAL STATEMENTS (continued)

Cash collateral received was invested in the following joint repurchase agreements at March 31, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.10%			0.00%
Due 04/01/15	$1,101,745	$1,101,748	11/15/17 - 07/15/37	$1,228,790	$845,730
			Federal Farm Credit Bank
			0.19%
			06/12/17	278,036	278,073

BNP Paribas Securities Corp.			U.S. Treasury Note
0.10%			2.13%
Due 04/01/15	379,000	379,001	12/31/21	174,213	179,571
			U.S. Treasury Bond
			4.38%
			05/15/41	150,353	207,010

Barclays Capital Corp.			U.S. Treasury Strips
0.10%			0.00%
Due 04/01/15	195,626	195,626	05/15/20 - 05/15/44	302,629	179,805
			U.S. Treasury Bond
			4.75%
			02/15/41	13,731	19,734

There was also $24,501 in segregated cash held as collateral.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the year ended March 31, 2015, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s Net Assets on a daily basis
Fund	Long	Short
S&P 500® 2x Strategy Fund	130%	—
Inverse S&P 500® 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	120%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	155%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	135%	—
Inverse Russell 2000® 2x Strategy Fund	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at March 31, 2015
S&P 500® 2x Strategy Fund	$510,918	$692,939	$1,203,857
Inverse S&P 500® 2x Strategy Fund	99,240	—	99,240
NASDAQ-100® 2x Strategy Fund	301,357	593,499	894,856
Inverse NASDAQ-100® 2x Strategy Fund	36,667	98,773	135,440
Dow 2x Strategy Fund	19,970	243,091	263,061
Russell 2000® 2x Strategy Fund	1,190,464	802,610	1,993,074

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at March 31, 2015
Inverse S&P 500® 2x Strategy Fund	$—	$271,218	$271,218
Inverse NASDAQ-100® 2x Strategy Fund	—	104,573	104,573
Inverse Dow 2x Strategy Fund	458	69,833	70,291
Inverse Russell 2000® 2x Strategy Fund	6,553	204,591	211,144

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the year ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended March 31, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$5,540,144	$17,931,812	$23,471,956
Inverse S&P 500® 2x Strategy Fund	(1,896,540)	(12,145,006)	(14,041,546)
NASDAQ-100® 2x Strategy Fund	3,933,861	55,655,245	59,589,106
Inverse NASDAQ-100® 2x Strategy Fund	164,994	(12,863,452)	(12,698,458)
Dow 2x Strategy Fund	395,829	4,443,103	4,838,932
Inverse Dow 2x Strategy Fund	(216,886)	(2,463,095)	(2,679,981)
Russell 2000® 2x Strategy Fund	(547,518)	10,496,591	9,949,073
Inverse Russell 2000® 2x Strategy Fund	663,061	(5,305,366)	(4,642,305)

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NOTES TO FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$(106,352)	$(138,175)	$(244,527)
Inverse S&P 500® 2x Strategy Fund	110,712	271,723	382,435
NASDAQ-100® 2x Strategy Fund	665,395	(1,513,787)	(848,392)
Inverse NASDAQ-100® 2x Strategy Fund	68,811	(107,088)	(38,277)
Dow 2x Strategy Fund	(72,971)	(14,594)	(87,565)
Inverse Dow 2x Strategy Fund	(458)	32,712	32,254
Russell 2000® 2x Strategy Fund	1,124,636	(244,749)	879,887
Inverse Russell 2000® 2x Strategy Fund	(18,746)	98,548	79,802

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

100 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$692,939	$—	$692,939	$—	$—	$692,939
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	593,499	—	593,499	—	—	593,499
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	98,773	—	98,773	—	—	98,773
Dow 2x Strategy Fund	Swap equity contracts	243,091	—	243,091	—	—	243,091
Russell 2000® 2x Strategy Fund	Swap equity contracts	802,610	—	802,610	—	—	802,610

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	$271,218	$—	$271,218	$—	$271,218	$—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	104,573	—	104,573	—	104,573	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	69,833	—	69,833	—	69,833	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	204,591	—	204,591	—	204,591	—

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (continued)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended March 31, 2015, the following capital loss carryforward amounts expired, were used, or were permanently lost due to loss limitation rules in Section 382 of the Internal Revenue Code:

Fund	Amount
S&P 500® 2x Strategy Fund	$348,910
Inverse S&P 500® 2x Strategy Fund	22,695,519
Inverse Nasdaq 100® 2X Strategy Fund	111,374,734
Dow 2x Strategy Fund	7,057,369
Russell 2000® 2x Strategy Fund	975,515

The tax character of distributions paid during the year ended March 31, 2015 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
S&P 500® 2x Strategy Fund	$4,166,156	$—	$4,166,156
Inverse S&P 500® 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	17,673,749	—	17,673,749
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	154,754	—	154,754
Inverse Russell 2000® 2x Strategy Fund	—	—	—

The tax character of distributions paid during the year ended March 31, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
S&P 500® 2x Strategy Fund	$—	$—	$—
Inverse S&P 500® 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	35,688,181	35,688,181
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	1,824,535	—	1,824,535
Inverse Russell 2000® 2x Strategy Fund	—	—	—

The tax character of distributable earnings/(accumulated losses) at March 31, 2015 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward and Other Losses
S&P 500® 2x Strategy Fund	$2,039,811	$—	$22,193,322	$—
Inverse S&P 500® 2x Strategy Fund	—	—	(270,893)	(317,350,509)
NASDAQ-100® 2x Strategy Fund	4,210,031	—	33,902,539	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	(5,460)	(231,306,902)
Dow 2x Strategy Fund	—	—	972,726	(920,461)
Inverse Dow 2x Strategy Fund	—	—	(69,833)	(71,031,748)
Russell 2000® 2x Strategy Fund	3,176,079	—	5,853,499	—
Inverse Russell 2000® 2x Strategy Fund	—	—	(204,591)	(129,753,104)

Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

102 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the RIC Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of March 31, 2015, capital loss carryforwards for the Funds were as follows:

	Expires in	Expires in	Unlimited		Total Capital Loss
Fund	2017	2018	Short-Term	Long-Term	Carryforward
S&P 500® 2x Strategy Fund	$—	$—	$—	$—	$—
Inverse S&P 500® 2x Strategy Fund	(68,859,274)	(116,286,366)	(113,204,352)	(18,844,084)	(317,194,076)
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	(100,324,296)	(50,483,391)	(74,721,916)	(5,685,723)	(231,215,326)
Dow 2x Strategy Fund	(828,218)	—	—	—	(828,218)
Inverse Dow 2x Strategy Fund	(25,983,806)	(19,579,661)	(22,539,815)	(2,883,145)	(70,986,427)
Russell 2000® 2x Strategy Fund	—	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	(53,655,098)	(28,383,576)	(42,768,269)	(4,946,161)	(129,753,104)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to wash sales, utlilization of earnings and profits on shareholder redemptions, mark-to market of futures contracts, and late year loss deferrals. Additional differences may result from the tax treatment of net investment losses and expired capital loss carryforwards. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

On the Statements of Assets and Liabilities the following adjustments were made for permanent book/tax differences:

Fund	Paid In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
S&P 500® 2x Strategy Fund	$19,506,769	$712,288	$(20,219,057)
Inverse S&P 500® 2x Strategy Fund	(23,494,736)	799,217	22,695,519
NASDAQ-100® 2x Strategy Fund	77,319,982	3,043,532	(80,363,514)
Inverse NASDAQ-100® 2x Strategy Fund	(111,922,438)	547,704	111,374,734
Dow 2x Strategy Fund	(210,509)	210,509	—
Inverse Dow 2x Strategy Fund	(228,825)	228,825	—
Russell 2000® 2x Strategy Fund	13,886,927	607,184	(14,494,111)
Inverse Russell 2000® 2x Strategy Fund	(555,805)	555,805	—

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NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
S&P 500® 2x Strategy Fund	$124,758,000	$21,678,566	$(178,183)	$21,500,383
Inverse S&P 500® 2x Strategy Fund	24,051,811	325	—	325
NASDAQ-100® 2x Strategy Fund	258,265,094	36,241,815	(2,932,775)	33,309,040
Inverse NASDAQ-100® 2x Strategy Fund	17,721,236	340	—	340
Dow 2x Strategy Fund	35,138,082	804,715	(75,080)	729,635
Inverse Dow 2x Strategy Fund	6,737,836	—	—	—
Russell 2000® 2x Strategy Fund	94,699,823	5,632,770	(581,881)	5,050,889
Inverse Russell 2000® 2x Strategy Fund	9,469,434	—	—	—

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses and certain ordinary losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. The Funds have also elected to treat certain ordinary losses realized between January 1 and March 31 of each year as occurring on the first day of the following tax year. For the year ended March 31, 2015, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until April 1, 2015:

Fund	Ordinary	Capital
Inverse S&P 500® 2x Strategy Fund	$(156,433)	$—
Inverse NASDAQ-100® 2x Strategy Fund	(91,576)	—
Dow 2x Strategy Fund	(92,243)	—
Inverse Dow 2x Strategy Fund	(45,321)	—

10. Securities Transactions

For the year ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$517,732,005	$510,986,976
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	1,228,425,212	1,238,337,757
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	294,759,888	319,641,215
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	301,015,202	254,858,389
Inverse Russell 2000® 2x Strategy Fund	—	—

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the year ended March 31, 2015. The Funds did not have any borrowings under this agreement at March 31, 2015.

104 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The average daily balances borrowed for the year ended March 31, 2015, were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$75,286
NASDAQ-100® 2x Strategy Fund	100,799
Inverse NASDAQ-100® 2x Strategy Fund	11,331
Russell 2000® 2x Strategy Fund	89,783

12. Reverse Share Splits

A reverse share split occurred for the following funds:

Fund	Effective date	Split Type
Inverse S&P 500® 2x Strategy Fund	February 21, 2014	One-for-Seven Reverse Split
Inverse Nasdaq-100® 2x Strategy Fund	February 21, 2014	One-for-Seven Reverse Split
Inverse Dow 2x Strategy Fund	February 21, 2014	One-for-Seven Reverse Split
Inverse Russell 2000® 2x Strategy Fund	February 21, 2014	One-for-Five Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Fund by the split ratio, resulting in a corresponding increase in net asset value per share. The share transactions presented in the statement of changes in net assets and the per share data in the financial highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

13. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Dynamic Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

THE RYDEX FUNDS ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (concluded)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

106 | THE RYDEX FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and
Shareholders of Rydex Dynamic Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex Dynamic Funds (comprising, respectively, the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) (the “Funds”) as of March 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting the Rydex Dynamic Funds at March 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia
May 21, 2015

THE RYDEX FUNDS ANNUAL REPORT | 107

OTHER INFORMATION (Unaudited)

Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying
S&P 500® 2x Strategy Fund	9.73%
NASDAQ-100® 2x Strategy Fund	4.17%
Russell 2000® 2x Strategy Fund	1.54%

Additionally, the following amounts of taxable ordinary income dividends paid during the fiscal year qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Fund	% Qualifying
S&P 500® 2x Strategy Fund	8.70%
NASDAQ-100® 2x Strategy Fund	3.92%
Russell 2000® 2x Strategy Fund	1.50%

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending March 31, 2015, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively:

Fund	% Qualifying	% STCG Qualifying
S&P 500® 2x Strategy Fund	0.00%	100.00%
NASDAQ-100® 2x Strategy Fund	0.00%	100.00%
Russell 2000® 2x Strategy Fund	0.00%	100.00%

With respect to the taxable year ended March 31, 2015, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gains, using proceeds from shareholder redemptions:
S&P 500® 2x Strategy Fund	$3,742,245
NASDAQ-100® 2x Strategy Fund	15,687,100
Russell 2000® 2x Strategy Fund	2,642,565

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

108 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE RYDEX FUNDS ANNUAL REPORT | 109

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

Independent Trustees
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	133	None.

110 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

THE RYDEX FUNDS ANNUAL REPORT | 111

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

112 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS ANNUAL REPORT | 113

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

114 | THE RYDEX FUNDS ANNUAL REPORT

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Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report.  The Code is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)            Audit Fees: The aggregate Audit Fees billed by the registrant’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended March 31, 2015 and March 31, 2014 were $129,664 and $138,570, respectively.

(b)            Audit Related Fees: The aggregate Audit Related Fees by the registrant’s principal accountant billed for the fiscal years ended March 31, 2015 and March 31, 2014 were $0 and $0, respectively.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the registrant’s investment adviser (not including any sub‑investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (“Service Affiliates”) which required pre‑approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended March 31, 2015 and March 31, 2014  were $36,750 and $35,000, respectively.

(c)            Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2015 and March 31, 2014 were $64,000 and $62,249, respectively.

(d)            All Other Fees: The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2015 and March 31, 2014 were $0 and $0, respectively.

(e)            The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings.  If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting.  There shall be no waivers of the pre-approval process.  No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)            The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $100,750 and $97,249, respectively.  These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)            All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee.  As such, the audit committee has considered these services in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)            The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)            Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)                    A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	June 9, 2015

* Print the name and title of each signing officer under his or her signature.